================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-5724

                    Oppenheimer Global Strategic Income Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                     Date of fiscal year end: September 30

                      Date of reporting period: 06/30/2011

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                            Principal
                                                                             Amount           Value
                                                                          -------------    ------------
ASSET-BACKED SECURITIES-1.5%
AESOP Funding II LLC, Automobile Receivables Nts., Series 2011-1A,
Cl. A, 1.85%, 11/20/13(1)                                                 $   1,180,000    $ 1,185,538
Ally Auto Receivables Trust 2010-2, Automobile Receivables Nts.,
Series 2010-2, Cl. A4, 2.09%, 5/15/15                                         1,720,000      1,756,628
Ally Auto Receivables Trust 2010-4, Automobile Receivables Nts.,
Series 2010-4, Cl. A3, 0.91%, 11/17/14                                        1,210,000      1,212,110
Ally Master Owner Trust, Asset-Backed Nts., Series 2011-1, Cl. A2,
2.15%, 1/15/16                                                                3,175,000      3,218,691
AmeriCredit Automobile Receivables Trust 2010-4, Automobile
Receivables-Backed Nts., Series 2010-4, Cl. A3, 1.27%, 4/8/15                   885,000        887,948
AmeriCredit Automobile Receivables Trust 2011-2, Automobile
Receivables-Backed Nts., Series 2011-2, Cl. A3, 1.61%, 10/8/15                  970,000        977,981
AmeriCredit Prime Automobile Receivables Trust 2007-1,
Automobile Receivables Nts., Series 2007-1, Cl. D, 5.62%, 9/8/14              3,495,000      3,552,370
AmeriCredit Prime Automobile Receivables Trust 2010-1,
Automobile Receivables Nts., Series 2010-1, Cl. A2, 0.97%, 1/15/13              415,722        415,766
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through
Certificates, Series 2004-W8, Cl. A2, 1.146%, 5/25/34(2)                      4,647,879      4,134,481
Argent Securities Trust 2006-M3, Asset-Backed Pass-Through
Certificates, Series 2006-M3, Cl. A2B, 0.286%, 9/25/36(2)                     1,546,219        504,484
Bank of America Auto Trust 2010-2, Automobile Receivables, Series
2010-2, Cl. A4, 1.94%, 6/15/17                                                1,060,000      1,080,524
Capital Auto Receivables Asset Trust 2007-1, Automobile Asset-
Backed Securities, Series 2007-1, Cl. B, 5.15%, 9/17/12                         693,000        704,720
Chase Funding Trust 2003-2, Mtg. Loan Asset-Backed Certificates,
Series 2003-2, Cl. 2A2, 0.746%, 2/25/33(2)                                       23,548         21,942
Citibank Omni Master Trust, Credit Card Receivables:
Series 2009-A12, Cl. A12, 3.35%, 8/15/16(1)                                   2,190,000      2,242,706
Series 2009-A13, Cl. A13, 5.35%, 8/15/18(1)                                   2,005,000      2,193,896
Series 2009-A17, Cl. A17, 4.90%, 11/15/18(1)                                  2,005,000      2,171,486
Series 2009-A8, Cl. A8, 2.287%, 5/16/16(1,2)                                  3,035,000      3,072,204
Countrywide Home Loans, Asset-Backed Certificates:
Series 2005-16, Cl. 2AF2, 5.382%, 5/1/36                                      1,544,510      1,260,019
Series 2005-17, Cl. 1AF2, 5.363%, 5/1/36                                        724,554        619,373
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed
Certificates, Series 2006-25, Cl. 2A2, 0.306%, 6/25/47(2)                    10,144,000      9,030,797
CWHEQ Revolving Home Equity Loan Trust, Asset-Backed
Certificates:
Series 2005-G, Cl. 2A, 0.417%, 12/15/35(2)                                      480,895        269,953
Series 2006-H, Cl. 2A1A, 0.337%, 11/15/36(2)                                    181,503         56,032
DLJ Ltd., Collateralized Bond Obligations, Series 1A, Cl. C2,
11.96%, 4/15/11(3,4)                                                         15,000,000            150
DSC Floorplan Master Owner Trust, Automobile Receivable Nts.,
Series 2011-1, Cl. A, 3.91%, 3/15/16                                          1,945,000      1,965,549
DT Auto Owner Trust 2009-1, Automobile Receivable Nts., Series
2009-1, Cl. A1, 2.98%, 10/15/15(1)                                            1,245,762      1,257,784

1 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                               Principal
                                                                                Amount        Value
                                                                             ------------  ------------
DT Auto Owner Trust 2011-1A, Automobile Receivable Nts., Series
2011-1A, Cl. C, 3.05%, 8/15/15(1)                                            $ 2,710,000   $ 2,723,466
Embarcadero Aircraft Securitization Trust, Airplane Receivable Nts.,
Series 2000-A, Cl. B, 0.656%, 8/15/25(3,4)                                     2,730,094            --
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through
Certificates, Series 2006-FF9, Cl. 2A2, 0.296%, 6/25/36(2)                       107,826       107,455
First Investors Auto Owner Trust 2011-1, Automobile Receivable
Nts., Series 2011-1, Cl. A2, 1.47%, 3/16/15                                    2,186,105     2,188,401
Ford Credit Auto Lease Trust, Automobile Receivable Nts., Series
2010-B, Cl. A2, 0.75%, 10/15/12(1)                                             2,370,000     2,371,402
Ford Credit Auto Owner Trust, Automobile Receivable Nts., Series
2010-A, Cl. A4, 2.15%, 6/15/15                                                 2,940,000     3,008,741
Ford Credit Floorplan Master Owner Trust 2011-1, Asset-Backed
Nts., Series 2011-1, Cl. A1, 2.12%, 2/15/16                                    2,340,000     2,375,194
GMAC Mortgage Servicer Advance Funding Ltd., Asset-Backed Nts.,
Series 2011-1A, Cl. A, 3.72%, 2/15/23(1)                                       2,160,000     2,181,502
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized
Bond Obligations, Series 1A, Cl. D, 12.54%, 6/13/11(3,4)                       9,183,876            --
Green Tree Financial Corp., Manufactured Housing Contract Sr.
Sub. Pass-Through Certificates, Series 1997-5, Cl. M1, 6.95%, 5/15/29          5,000,000     4,871,441
Greenpoint Credit Manufactured Housing Contract Trust, Pass-
Through Certificates, Series 2000-3, Cl. IM1, 9.01%, 6/1/31(5)                 1,812,986       344,352
Harley-Davidson Motorcycle Trust 2010-1, Motorcycle Contract-
Backed Nts., Series 2010-1, Cl. A3, 1.16%, 2/15/15                             1,630,000     1,634,687
Hertz Vehicle Financing LLC, Automobile Receivable Nts., Series
2010-1A, Cl. A1, 2.60%, 2/25/15(1)                                             2,560,000     2,613,070
Home Equity Mortgage Trust 2005-1, Mtg. Pass-Through
Certificates, Series 2005-1, Cl. M6, 5.863%, 6/1/35                            2,774,000     1,493,760
HSBC Home Equity Loan Trust 2005-3, Closed-End Home Equity
Loan Asset-Backed Certificates, Series 2005-3, Cl. A1, 0.446%,
1/20/35(2)                                                                     1,123,066     1,057,778
HSBC Home Equity Loan Trust 2006-4, Closed-End Home Equity
Loan Asset-Backed Certificates, Series 2006-4, Cl. A2V, 0.296%,
3/20/36(2)                                                                       174,216       173,922
Hyundai Auto Receivables Trust 2010-A, Automobile Receivable
Nts., Series 2010-A, Cl. A3, 1.50%, 10/15/14                                   1,125,000     1,135,719
Ice 1 Em CLO Ltd./Ice 1 Em CLO Corp., Sr. Sec. Sub. Term Nts.:
Series 2007-1A, Cl. B, 2.165%, 8/15/22(2,4)                                   21,000,000    14,700,000
Series 2007-1A, Cl. C, 3.465%, 8/15/22(2,4)                                   17,780,000    12,090,400
Series 2007-1A, Cl. D, 5.465%, 8/15/22(2,4)                                   17,780,000    11,912,600
Madison Avenue CDO Ltd., Collateralized Debt Obligations, Series
2A, Cl. C1, 2.71%, 3/24/14(2,4,5)                                              4,305,676        86,114
Mastr Asset-Backed Securities Trust 2006-WMC3, Mtg. Pass-
Through Certificates, Series 2006-WMC3, Cl. A3, 0.286%, 8/25/36(2)             5,372,530     1,826,015

2 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                           Principal
                                                                            Amount          Value
                                                                         -------------    -----------
NC Finance Trust, Collateralized Mtg. Obligation Pass-Through
Certificates, Series 1999-I, Cl. ECFD, 3.405%, 1/25/29(3,4)              $   4,475,119    $   380,385
Nissan Auto Lease Trust 2010-A, Automobile Receivable Nts., Series
2010-A, Cl. A3, 1.39%, 1/15/16                                               2,225,000      2,234,946
Nissan Auto Lease Trust 2010-B, Automobile Asset-Backed Nts.,
Series 2010-B, Cl. A3, 1.12%, 12/15/13                                       2,100,000      2,110,601
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-
Through Certificates, Series 2005-6, Cl. A3, 5.68%, 1/1/36                   1,024,408        917,356
RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed Pass-
Through Certificates, Series 2006-KS7, Cl. A2, 0.286%, 9/25/36(2)              284,461        283,432
Santander Drive Auto Receivables Trust 2010-3, Automobile
Receivables Nts., Series 2010-3, Cl. A3, 1.20%, 6/16/14                      1,305,000      1,309,485
Santander Drive Auto Receivables Trust 2010-A, Automobile
Receivables Nts., Series 2010-A, Cl. A2, 1.37%, 8/15/13(1)                   2,054,429      2,060,316
Santander Drive Auto Receivables Trust 2011-S1A, Automobile
Receivables Nts., Series 2011-S1A, Cl. D, 3.10%, 5/15/17(4)                  1,077,315      1,078,662
SLM Student Loan Trust, Student Loan Receivables,
Series 2005-B, Cl. B, 0.647%, 6/15/39(2)                                     6,586,000      3,161,520
Terwin Mortgage Trust, Home Equity Asset-Backed Securities,
Series 2006-4SL, Cl. A1, 3.747%, 5/1/37(1,2,5)                                 465,771        260,942
Volkswagen Auto Lease Trust 2010-A, Automobile
 Receivable Nts., Series 2010-A, Cl. A3, 0.99%, 11/20/13                     2,090,000      2,095,369
Volvo Financial Equipment LLC, Asset-Backed Certificates,
Series 2010-1A, Cl. A3, 1.56%, 6/17/13(1)                                    1,130,000      1,134,099
Westlake Automobile Receivables Trust 2011-1, Automobile
Receivables Nts., Series 2011-1, Cl. A3, 1.49%, 6/16/14(1)                   1,025,000      1,026,053
World Financial Network Credit Card Master Note Trust, Credit
Card Receivables, Series 2009-A, Cl. A, 4.60%, 9/15/15                       2,060,000      2,088,917
                                                                                          -----------
Total Asset-Backed Securities (Cost $183,923,120)                                         132,831,234
MORTGAGE-BACKED OBLIGATIONS-20.1%
GOVERNMENT AGENCY-6.5%
FHLMC/FNMA/FHLB/SPONSORED-6.2%
Federal Home Loan Mortgage Corp.:
5%, 12/15/34-6/1/40                                                         7,147,349       7,635,850
5.50%, 9/1/39                                                               6,019,020       6,509,218
6%, 1/15/19-7/15/24                                                         5,258,649       5,778,607
6.50%, 4/15/18-6/15/35                                                      4,037,626       4,484,894
7%, 8/15/21-3/1/35                                                          3,561,725       4,129,721
7.50%, 1/1/32-2/15/32                                                       4,267,478       4,985,359
8.50%, 8/15/31                                                                242,100         291,901
10%, 5/15/20                                                                  122,483         140,865
10.50%, 6/14/20                                                                79,812          93,025
11.50%, 11/14/16                                                               18,231          18,465
12%, 7/15/15-6/15/17                                                           93,040          94,359
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1360, Cl. PZ, 7.50%, 9/15/22                                          3,967,463      4,520,616
Series 151, Cl. F, 9%, 5/15/21                                                   8,245          9,510
Series 1590, Cl. IA, 1.238%, 10/15/23(2)                                     3,412,961      3,439,740

3 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                 Principal
                                                  Amount          Value
                                                -----------   -------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Series 1674, Cl. Z, 6.75%, 2/15/24              $  182,566    $    205,875
Series 2006-11, Cl. PS, 23.885%, 3/25/36(2)      1,995,469       2,637,141
Series 2034, Cl. Z, 6.50%, 2/15/28                  29,631          34,468
Series 2042, Cl. N, 6.50%, 3/15/28                  43,437          50,830
Series 2043, Cl. ZP, 6.50%, 4/15/28              3,050,870       3,468,516
Series 2053, Cl. Z, 6.50%, 4/15/28                  29,373          33,746
Series 2116, Cl. ZA, 6%, 1/15/29                 2,149,313       2,404,767
Series 2122, Cl. F, 0.637%, 2/15/29(2)              88,371          88,538
Series 2279, Cl. PK, 6.50%, 1/15/31                 52,558          58,099
Series 2326, Cl. ZP, 6.50%, 6/15/31                493,244         577,262
Series 2344, Cl. FP, 1.137%, 8/15/31(2)          1,222,075       1,235,880
Series 2368, Cl. PR, 6.50%, 10/15/31                73,159          80,751
Series 2368, Cl. TG, 6%, 10/15/16                  440,343         472,002
Series 2401, Cl. FA, 0.837%, 7/15/29(2)            166,545         167,751
Series 2412, Cl. GF, 1.137%, 2/15/32(2)          2,307,564       2,335,947
Series 2427, Cl. ZM, 6.50%, 3/15/32              2,202,951       2,495,526
Series 2451, Cl. FD, 1.187%, 3/15/32(2)            855,638         866,691
Series 2453, Cl. BD, 6%, 5/15/17                   105,231         113,520
Series 2461, Cl. PZ, 6.50%, 6/15/32                317,181         359,619
Series 2464, Cl. FI, 1.187%, 2/15/32(2)            870,029         880,523
Series 2470, Cl. AF, 1.187%, 3/15/32(2)          1,380,494       1,404,956
Series 2470, Cl. LF, 1.187%, 2/15/32(2)            889,796         902,957
Series 2471, Cl. FD, 1.187%, 3/15/32(2)          1,350,240       1,368,622
Series 2475, Cl. FB, 1.187%, 2/15/32(2)          1,218,632       1,237,809
Series 2500, Cl. FD, 0.687%, 3/15/32(2)            350,126         351,923
Series 2517, Cl. GF, 1.187%, 2/15/32(2)            735,702         746,279
Series 2526, Cl. FE, 0.587%, 6/15/29(2)            407,077         408,531
Series 2551, Cl. FD, 0.587%, 1/15/33(2)            280,005         281,205
Series 2551, Cl. LF, 0.687%, 1/15/33(2)            134,325         135,327
Series 2676, Cl. KY, 5%, 9/15/23                 2,635,000       2,858,656
Series 2676, Cl. TF, 0.787%, 1/15/32(2)          1,042,351       1,042,871
Series 2907, Cl. GC, 5%, 6/1/27                    628,785         632,252
Series 2915, Cl. GA, 4.50%, 12/1/21                911,576         925,249
Series 2929, Cl. PC, 5%, 1/1/28                    329,128         330,078
Series 2936, Cl. PE, 5%, 2/1/35                  2,807,000       2,994,920
Series 2952, Cl. GJ, 4.50%, 12/1/28                322,915         324,090
Series 3025, Cl. SJ, 24.064%, 8/15/35(2)         1,921,017       2,515,559
Series 3094, Cl. HS, 23.698%, 6/15/34(2)         1,104,204       1,414,651
Series 3848, Cl. WL, 4%, 4/1/40                  3,011,786       3,189,989
Federal Home Loan Mortgage Corp., Interest
-Only Stripped Mtg.-Backed Security:
Series 183, Cl. IO, 15.14%, 4/1/27(6)              542,907         106,760
Series 192, Cl. IO, 12.964%, 2/1/28(6)             235,256          47,931
Series 2035, Cl. PE, 2.372%, 3/15/28(6)             63,223          12,483
Series 2049, Cl. PL, 25.682%, 4/15/28(6)           389,054          78,798
Series 205, Cl. IO, 12.79%, 9/1/29(6)            1,275,767         266,800
Series 206, Cl. IO, 30.804%, 12/1/29(6)            414,620          88,272
Series 207, Cl. IO, 62.61%, 4/1/30(6)              437,218          93,924

4 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                        Principal
                                                                         Amount         Value
                                                                      ------------    ----------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Series 2074, Cl. S, 66.201%, 7/17/28(6)                               $    326,601  $    68,355
Series 2079, Cl. S, 79.814%, 7/17/28(6)                                    543,428      114,046
Series 214, Cl. IO, 53.435%, 6/1/31(6)                                     414,088       95,821
Series 2177, Cl. SB, 99.999%, 8/15/29(6)                                   342,545       87,958
Series 243, Cl. 6, 2.235%, 12/15/32(6)                                   1,417,301      278,736
Series 2526, Cl. SE, 39.888%, 6/15/29(6)                                   735,589      147,505
Series 2802, Cl. AS, 74.856%, 4/15/33(6)                                 1,401,859      134,111
Series 2819, Cl. S, 52.647%, 6/15/34(6)                                  7,390,790    1,247,025
Series 2920, Cl. S, 67.749%, 1/15/35(6)                                  4,260,751      687,165
Series 3004, Cl. SB, 99.999%, 7/15/35(6)                                 7,966,816    1,294,262
Series 3110, Cl. SL, 34.901%, 2/15/26(6)                                 1,575,464      223,801
Series 3451, Cl. SB, 29.003%, 5/15/38(6)                                 5,189,805      680,490
Federal National Mortgage Assn.:
3.141%, 10/1/36(2)                                                      12,406,685   13,063,351
4%, 7/1/26(7)                                                            1,325,000    1,380,484
4.50%, 7/1/26-7/1/41(7)                                                 75,447,000   78,498,822
5%, 11/25/21-12/25/21                                                      117,180      126,427
5%, 8/1/41(7)                                                           75,918,000   80,461,237
5.50%, 1/25/22-1/1/36                                                    4,218,399    4,587,974
5.50%, 7/1/26-7/1/41(7)                                                 50,257,000   54,361,047
6%, 6/25/17-1/25/19                                                        187,525      204,536
6%, 7/1/41(7)                                                           28,730,000   31,562,606
6.50%, 4/25/18-1/1/34                                                   12,523,171   14,284,003
7%, 11/1/17-9/25/34                                                     19,082,334   21,995,380
7.50%, 2/25/27-3/25/33                                                   7,775,040    9,115,327
8.50%, 7/1/32                                                               36,223       41,530
9.50%, 4/25/20-4/8/21                                                       60,308       71,934
11%, 7/25/16-2/25/26                                                       183,241      217,717
13%, 6/25/15                                                                38,551       44,389
15%, 5/9/13                                                                 22,871       24,476
Federal National Mortgage Assn. Grantor
Trust, Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-T10, Cl. IO, 45.829%, 12/25/41(6)                            99,560,438    1,427,816
Trust 2001-T3, Cl. IO, 47.514%, 11/25/40(6)                             11,309,401      266,073
Federal National Mortgage Assn., 15 yr., 3.50%, 6/1/26(7)               25,870,000   26,346,991
Federal National Mortgage Assn., 30 yr., 4%, 8/1/41(7)                  29,415,000   29,336,874
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Trust 1996-35, Cl. Z, 7%, 7/25/26                                          177,658      202,241
Trust 1997-45, Cl. CD, 8%, 7/18/27                                       1,175,327    1,393,908
Trust 1998-58, Cl. PC, 6.50%, 10/25/28                                   1,136,815    1,258,846
Trust 1999-14, Cl. MB, 6.50%, 4/25/29                                       51,648       58,327
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                                   2,155,118    2,443,390
Trust 2001-19, Cl. Z, 6%, 5/1/31                                         1,072,270    1,200,145
Trust 2001-44, Cl. QC, 6%, 9/25/16                                         225,376      242,580
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                     309,290      356,643
Trust 2001-65, Cl. F, 0.786%, 11/25/31(2)                                1,820,479    1,826,522
Trust 2001-69, Cl. PF, 1.186%, 12/25/31(2)                               1,990,867    2,025,953

5 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                 Principal
                                                  Amount         Value
                                              ------------   -------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 2001-80, Cl. ZB, 6%, 1/25/32            $  2,275,662   $  2,543,437
Trust 2002-12, Cl. PG, 6%, 3/25/17               1,301,884      1,407,386
Trust 2002-19, Cl. PE, 6%, 4/25/17                 678,795        730,165
Trust 2002-21, Cl. PE, 6.50%, 4/25/32            2,187,712      2,466,223
Trust 2002-29, Cl. F, 1.186%, 4/25/32(2)           984,608      1,002,467
Trust 2002-60, Cl. FH, 1.186%, 8/25/32(2)        1,912,719      1,942,337
Trust 2002-64, Cl. FJ, 1.186%, 4/25/32(2)          302,627        308,118
Trust 2002-68, Cl. FH, 0.686%, 10/18/32(2)         641,139        645,786
Trust 2002-81, Cl. FM, 0.686%, 12/25/32(2)       1,136,840      1,146,164
Trust 2002-84, Cl. FB, 1.186%, 12/25/32(2)         188,829        192,270
Trust 2002-9, Cl. PC, 6%, 3/25/17                1,483,178      1,619,766
Trust 2003-11, Cl. FA, 1.186%, 9/25/32(2)          257,679        262,373
Trust 2003-116, Cl. FA, 0.586%, 11/25/33(2)        456,652        458,198
Trust 2003-28, Cl. KG, 5.50%, 4/25/23            5,556,000      6,164,939
Trust 2003-3, Cl. FM, 0.686%, 4/25/33(2)         1,278,766      1,290,003
Trust 2004-101, Cl. BG, 5%, 1/25/20              5,297,763      5,662,299
Trust 2004-9, Cl. AB, 4%, 7/1/17                 1,928,837      1,969,170
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44              1,313,536      1,512,448
Trust 2005-12, Cl. JC, 5%, 6/1/28                1,354,812      1,372,976
Trust 2005-22, Cl. EC, 5%, 10/1/28                 972,974        987,285
Trust 2005-25, Cl. PS, 27.343%, 4/25/35(2)         747,024      1,178,210
Trust 2005-30, Cl. CU, 5%, 4/1/29                  782,534        798,262
Trust 2005-31, Cl. PB, 5.50%, 4/25/35            2,865,000      3,148,132
Trust 2005-69, Cl. LE, 5.50%, 11/1/33            3,778,291      4,031,842
Trust 2005-71, Cl. DB, 4.50%, 8/25/25            3,700,000      3,991,993
Trust 2006-46, Cl. SW, 23.518%, 6/25/36(2)       2,948,641      3,780,069
Trust 2009-36, Cl. FA, 1.126%, 6/25/37(2)        3,808,056      3,845,875
Trust 2011-15, Cl. DA, 4%, 3/1/41                4,035,128      4,150,133
Trust 2011-3, Cl. KA, 5%, 4/1/40                 2,926,740      3,180,852
Federal National Mortgage Assn., Interest
-Only Stripped Mtg.-Backed Security:
Trust 2001-61, Cl. SH, 51.555%, 11/18/31(6)      2,066,376        358,920
Trust 2001-63, Cl. SD, 30.192%, 12/18/31(6)         56,056          9,599
Trust 2001-68, Cl. SC, 22.158%, 11/25/31(6)         36,450          6,252
Trust 2001-81, Cl. S, 40.192%, 1/25/32(6)          525,124         98,450
Trust 2002-28, Cl. SA, 43.70%, 4/25/32(6)          387,756         62,231
Trust 2002-38, Cl. SO, 61.922%, 4/25/32(6)         384,823         58,926
Trust 2002-39, Cl. SD, 49.209%, 3/18/32(6)         598,726        119,117
Trust 2002-48, Cl. S, 40.389%, 7/25/32(6)          609,270        116,156
Trust 2002-52, Cl. SL, 41.614%, 9/25/32(6)         369,657         70,350
Trust 2002-53, Cl. SK, 47.981%, 4/25/32(6)         373,218         75,236
Trust 2002-56, Cl. SN, 42.721%, 7/25/32(6)         835,584        159,251
Trust 2002-65, Cl. SC, 74.918%, 6/25/26(6)       1,195,086        223,650
Trust 2002-77, Cl. IS, 54.954%, 12/18/32(6)        655,621        131,121
Trust 2002-77, Cl. SH, 49.803%, 12/18/32(6)        685,845        137,284
Trust 2002-89, Cl. S, 72.996%, 1/25/33(6)        4,057,622        836,906
Trust 2002-9, Cl. MS, 39.096%, 3/25/32(6)          718,042        140,171

6 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                   Principal
                                                    Amount        Value
                                                 -----------   -----------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 2003-13, Cl. IO, 18.879%, 3/25/33(6)       $ 2,961,966  $   651,300
Trust 2003-23, Cl. ES, 68.829%, 10/25/22(6)        8,371,050      806,660
Trust 2003-26, Cl. DI, 17.887%, 4/25/33(6)         1,819,984      373,444
Trust 2003-26, Cl. IK, 21.688%, 4/25/33(6)           318,948       65,445
Trust 2003-33, Cl. SP, 53.976%, 5/25/33(6)         2,392,461      409,610
Trust 2003-4, Cl. S, 48.482%, 2/25/33(6)           1,193,218      223,932
Trust 2003-46, Cl. IH, 24.47%, 6/1/23(6)             436,881       62,222
Trust 2004-56, Cl. SE, 25.036%, 10/25/33(6)        2,349,998      388,222
Trust 2005-14, Cl. SE, 44.598%, 3/25/35(6)         1,136,708      143,795
Trust 2005-40, Cl. SA, 71.316%, 5/25/35(6)         6,580,076    1,108,726
Trust 2005-40, Cl. SB, 83.016%, 5/25/35(6)         3,037,325      609,079
Trust 2005-71, Cl. SA, 66.348%, 8/25/25(6)         3,107,681      447,459
Trust 2006-129, Cl. SM, 22.615%, 1/25/37(6)        4,256,847      690,006
Trust 2006-51, Cl. SA, 24.343%, 6/25/36(6)        27,500,429    4,535,385
Trust 2006-60, Cl. DI, 46.473%, 4/25/35(6)         1,768,898      248,029
Trust 2006-90, Cl. SX, 95.959%, 9/25/36(6)         6,308,049    1,471,840
Trust 2007-88, Cl. XI, 31.503%, 6/25/37(6)        16,270,852    2,372,393
Trust 2008-55, Cl. SA, 26.50%, 7/25/38(6)          2,742,319      268,820
Trust 221, Cl. 2, 37.676%, 5/1/23(6)                 571,392      107,973
Trust 247, Cl. 2, 22.109%, 10/1/23(6)                233,931       45,744
Trust 252, Cl. 2, 26.853%, 11/1/23(6)                 66,938       12,627
Trust 254, Cl. 2, 12.974%, 1/1/24(6)                 191,923       36,216
Trust 2682, Cl. TQ, 99.999%, 10/15/33(6)           2,611,560      478,593
Trust 2981, Cl. BS, 99.999%, 5/15/35(6)            4,613,500      812,946
Trust 301, Cl. 2, 5.206%, 4/1/29(6)                  784,464      178,013
Trust 303, Cl. IO, 31.476%, 11/1/29(6)               508,637      124,292
Trust 313, Cl. 2, 24.952%, 6/1/31(6)               6,869,530    1,652,134
Trust 319, Cl. 2, 10.236%, 2/1/32(6)               2,176,441      505,037
Trust 321, Cl. 2, 8.711%, 4/1/32(6)                3,462,188      822,592
Trust 324, Cl. 2, 3.424%, 7/1/32(6)                1,522,477      373,480
Trust 328, Cl. 2, 9.775%, 12/1/32(6)               1,655,196      337,768
Trust 331, Cl. 5, 2.423%, 2/1/33(6)                2,958,543      555,545
Trust 332, Cl. 2, 0.818%, 3/1/33(6)                8,074,049    1,758,974
Trust 334, Cl. 10, 3.918%, 2/1/33(6)               2,504,818      465,460
Trust 334, Cl. 12, 20.15%, 2/1/33(6)               3,737,218      691,956
Trust 338, Cl. 2, 5.443%, 7/1/33(6)                9,066,695    1,956,312
Trust 339, Cl. 7, 23.203%, 7/1/33(6)               8,645,710    1,442,795
Trust 345, Cl. 9, 49.689%, 1/1/34(6)               3,296,640      691,463
Trust 351, Cl. 10, 1.68%, 4/1/34(6)                1,046,452      176,476
Trust 351, Cl. 8, 5.092%, 4/1/34(6)                1,714,366      288,471
Trust 356, Cl. 10, 20.179%, 6/1/35(6)              1,416,556      238,626
Trust 356, Cl. 12, 23.548%, 2/1/35(6)                696,667      116,433
Trust 362, Cl. 13, 1.874%, 8/1/35(6)                  93,233       15,921

7 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                 Principal
                                                                  Amount           Value
                                                               -------------    ------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Vendee Mortgage Trust, Interest-Only
Stripped Mtg.-Backed Security:
Series 1992-2, Cl. IO, 20.328%, 9/15/22(6)                    $   9,137,067     $   234,530
Series 1995-2B, Cl. 2IO, 20.477%, 6/15/25(6)                        648,093          17,476
Series 1995-3, Cl. 1IO, 12.881%, 9/15/25(6)                      21,676,360         170,855
                                                                                -----------
                                                                                561,525,171
GNMA/GUARANTEED-0.2%
Government National Mortgage Assn.:
2.625%, 7/1/27(2)                                                    5,739            5,952
5%, 11/1/34                                                        861,099          904,578
7%, 1/29/28-2/8/30                                               1,277,778        1,490,392
8%, 1/29/28-9/29/28                                                582,837          690,835
11%, 11/8/19                                                         8,055            9,003
12%, 12/9/13-9/1/15                                                 16,498           18,399
12.50%, 12/29/13-11/29/15                                          340,145          349,826
13%, 10/30/15                                                      470,925          509,379
13.50%, 6/30/15                                                    653,784          699,264
Government National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29                              5,417,079        6,608,335
Series 2000-12, Cl. ZA, 8%, 2/16/30                              2,786,569        3,218,042
Series 2000-7, Cl. Z, 8%, 1/16/30                                2,519,493        2,903,780
Government National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed Security:
Series 1998-19, Cl. SB, 67.204%, 7/16/28(6)                      1,154,258          245,218
Series 1998-6, Cl. SA, 76.078%, 3/16/28(6)                         682,439          149,010
Series 2007-17, Cl. AI, 21.74%, 4/16/37(6)                       3,168,845          554,979
                                                                                -----------
                                                                                 18,356,992
OTHER AGENCY-0.1%
NCUA Guaranteed Notes Trust 2010-C1, Gtd. Nts.:
Series 2010-C1, Cl. A1, 1.60%, 10/29/20                          2,075,014        2,072,673
Series 2010-C1, Cl. A2, 2.90%, 10/29/20                          3,075,000        3,073,883
NCUA Guaranteed Notes Trust 2010-R1, Gtd. Nts.,
Series 2010-R1, Cl. 1A, 0.64%, 10/7/20(2)                        4,315,135        4,323,247
NCUA Guaranteed Notes Trust 2010-R3, Gtd. Nts.,
Series 2010-R3, Cl. 2A, 0.75%, 12/8/20(2)                        1,296,602        1,303,993
                                                                                -----------
                                                                                 10,773,796
NON-AGENCY-13.6%
COMMERCIAL-7.9%
Banc of America Commercial Mortgage Trust 2006-3,
Commercial Mtg. Pass-Through Certificates,
Series 2006-3, Cl. AM, 6.077%, 7/10/44(2)                       24,665,000       25,037,678
Banc of America Commercial Mortgage Trust 2006-5,
Commercial Mtg. Pass-Through Certificates,
Series 2006-5, Cl. AM, 5.448%, 9/1/47                           15,065,000       15,085,314
Banc of America Commercial Mortgage Trust 2007-1,
Commercial Mtg. Pass-Through Certificates,
Series 2007-1, Cl. AMFX, 5.482%, 1/1/49                          18,440,000      17,997,256

8 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2011(Unaudited)

                                                    Principal
                                                     Amount               Value
                                                   -----------        ------------
COMMERCIAL CONTINUED
Banc of America Commercial Mortgage
Trust 2007-5, Commercial Mtg. Pass-
Through Certificates, Series 2007-5,
Cl. AM, 5.772%, 2/1/51                             $22,490,000        $ 21,860,957
Banc of America Commercial Mortgage,
Inc., Commercial Mtg. Pass-Through
Certificates, Series 2008-1, Cl. AM,
6.437%, 2/10/51(2)                                    8,165,000           8,178,674
Bear Stearns ARM Trust 2007-4, Mtg.
Pass-Through Certificates, Series
2007-4, Cl. 22A1, 5.762%, 6/1/47(2)                  9,129,676           7,308,479
Bear Stearns Commercial Mortgage
Securities Trust 2006-PWR13,
Commercial Mtg. Pass-Through
Certificates, Series 2006-PWR13, Cl.
AJ, 5.611%, 9/1/41                                  24,370,000          22,163,930
Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR17,
Commercial Mtg. Pass-Through
Certificates:
Series 2007-PWR17, Cl. AM, 5.915%, 6/1/50           13,340,000          13,296,209
Series 2007-PWR17, Cl. AJ, 6.138%, 6/1/50(2)        27,600,000          22,689,678
Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR18,
Commercial Mtg. Pass-Through
Certificates, Series 2007-PWR18, Cl.
AM, 6.084%, 6/13/50                                  7,657,000           7,502,130
Capital Lease Funding Securitization
LP, Interest-Only Corporate-Backed
Pass-Through Certificates, Series
1997-CTL1, 0%, 6/22/24(1,6,8)                        1,214,453              56,672
CD 2007-CD5 Mortgage Trust, Commercial
Mtg. Pass-Through Certificates,
Series 2007-CD5, Cl. AM, 6.379%, 11/1/44(2)          9,071,000           9,103,420
CFCRE Commercial Mortgage Trust,
Commercial Mtg. Pass-Through
Certificates, Series 2011-C1, Cl. A1,
1.871%, 4/1/44(1)                                      711,320             713,461
CHL Mortgage Pass-Through Trust 2005-
17, Mtg. Pass-Through Certificates,
Series 2005-17, Cl. 1A8, 5.50%, 9/1/35               8,745,882           8,149,277
CHL Mortgage Pass-Through Trust 2005-
HYB8, Mtg. Pass-Through Certificates,
Series 2005-HYB8, Cl. 4A1, 5.123%,
12/20/35(2)                                            466,251             366,238
CHL Mortgage Pass-Through Trust 2007-
J3, Mtg. Pass-Through Certificates,
Series 2007-J3, Cl. A9, 6%, 7/1/37                  36,029,162          29,824,913
Citigroup Commercial Mortgage Trust
2008-C7, Commercial Mtg. Pass-Through
Certificates, Series 2008-C7, Cl. AM,
5.823%, 12/1/49(2)                                  21,955,000          21,900,863
Citigroup, Inc./Deutsche Bank 2007-CD4
Commercial Mortgage Trust, Commercial
Mtg. Pass-Through Certificates, Series
2007-CD4, Cl. A4, 5.322%, 12/1/49                    3,190,000           3,389,310
Credit Suisse Commercial Mortgage
Trust, Commercial Mtg. Pass-Through
Certificates, Series 2007-C3, Cl. A4,
5.905%, 6/1/39(2)                                    4,210,000           4,461,595
DBUBS Mortgage Trust, Commercial Mtg.
Pass-Through Certificates, Series
2011-LC1, Cl. E, 5.729%, 11/1/46(1,2)                9,405,000           8,031,092
Deutsche Alt-A Securities, Inc., Mtg.
Pass-Through Certificates, Series
2007-RS1, Cl. A2, 0.686%, 1/27/37(2,4)               3,693,121           2,031,216
Deutsche Alt-B Securities, Inc., Mtg.
Pass-Through Certificates, Series
2006-AB4, Cl. A1A, 6.005%, 10/25/36                  2,294,855           1,314,012
Deutsche Mortgage & Asset Receiving,
Commercial Mtg. Pass-Through
Certificates, Series 2010-C1, Cl. A1,
3.156%, 7/1/46(1)                                    2,745,377           2,767,675

9 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2011(Unaudited)

                                                   Principal
                                                    Amount              Value
                                                  ------------      ------------
COMMERCIAL CONTINUED
Deutsche Mortgage & Asset Receiving,
Commercial Mtg. Pass-Through
Certificates, Interest-Only Stripped
Mtg.-Backed Security, Series 2010-C1,
Cl. XPA, 4.843%, 9/1/20(1,6)                       $22,080,983       $ 1,834,515
DLJ Mortgage Acceptance Corp.,
Commercial Mtg. Obligations, Series
1997-CF2, Cl. B30C, 6.99%, 10/15/30(2,4)            29,908,535         5,084,451
First Horizon Alternative Mortgage
Securities Trust 2007-FA2, Mtg. Pass-
Through Certificates, Series 2007-FA2,
Cl. 1A1, 5.50%, 4/25/37                              2,094,341         1,453,768
First Horizon Mortgage Pass-Through
Trust 2007-AR3, Mtg. Pass-Through
Certificates, Series 2007-AR3, Cl.
1A1, 5.925%, 11/1/37(2)                              9,611,751         7,090,257
GMAC Commercial Mortgage Securities,
Inc., Commercial Mtg. Pass-Through
Certificates, Series 1998-C1, Cl. F,
7.116%, 5/15/30(2)                                   2,000,000         2,006,203
Greenwich Capital Commercial Funding
Corp./Commercial Mortgage Trust 2005-
GG5, Commercial Mtg. Pass-Through
Certificates, Series 2005-GG5, Cl. AM,
5.277%, 4/1/37                                       4,810,000         4,658,498
Greenwich Capital Commercial Funding
Corp./Commercial Mortgage Trust 2006-
GG7, Commercial Mtg. Pass-Through
Certificates:
Series 2006-GG7, Cl. AM, 6.078%, 7/1/38(2)           2,305,000         2,372,557
Series 2006-GG7, Cl. AJ, 6.078%, 7/10/38(2)         14,200,000        12,982,854
Greenwich Capital Commercial Funding
Corp./Commercial Mortgage Trust 2007-
GG11, Commercial Mtg. Pass-Through
Certificates, Series 2007-GG11, Cl.
AM, 5.867%, 12/1/49                                 24,450,000        22,419,080
GS Mortgage Securities Corp. II,
Commercial Mtg. Obligations:
Series 2011-GC3, Cl. A1, 2.331%, 3/1/44              1,882,087         1,914,148
Series 2011-GC3, Cl. D, 5.728%, 3/1/44(1,2)         11,396,000        10,450,181
GSR Mortgage Loan Trust 2005-AR4, Mtg.
Pass-Through Certificates, Series
2005-AR4, Cl. 6A1, 5.25%, 7/1/35                     2,193,116         2,190,587
Impac CMB Trust Series 2005-4,
Collateralized Asset-Backed Bonds,
Series 2005-4, Cl. 1A1A, 0.726%,
5/25/35(2)                                          23,548,680        17,866,148
IndyMac Index Mortgage Loan Trust
2005-AR23, Mtg. Pass-Through
Certificates, Series 2005-AR23, Cl.
6A1, 5.181%, 11/1/35(2)                              6,543,668         4,847,261
IndyMac Index Mortgage Loan Trust
2005-AR31, Mtg. Pass-Through
Certificates, Series 2005-AR31, Cl.
2A2, 2.623%, 1/1/36(2,5)                                61,208               631
JPMorgan Chase Commercial Mortgage
Securities Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2011-C3, Cl. A1, 1.875%, 2/1/46(1)            2,078,422         2,095,067
Series 2010-C2, Cl. A2, 3.616%, 11/1/43(1)           3,285,000         3,214,332
Series 2007-LDPX, Cl. A3, 5.42%, 1/15/49            11,430,000        12,271,303
Series 2007-CB18, Cl. A4, 5.44%, 6/1/47              8,605,000         9,208,924
Series 2007-CB18, Cl. AM, 5.466%, 6/1/47            20,139,000        19,595,928
Series 2007-CB15, Cl. AJ, 5.502%, 6/1/47            30,690,000        24,723,815
Sries 2006-CIBC15, Cl. AM, 5.855%, 6/1/43           12,893,000        12,647,522
Series 2008-C2, Cl. AM, 6.786%, 2/1/51(2)           17,340,000        15,998,000

10 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2011(Unaudited)

                                                   Principal
                                                    Amount                   Value
                                                 --------------          -------------
COMMERCIAL CONTINUED
JPMorgan Chase Commercial Mortgage
Securities Trust 2006-CIBC16,
Commercial Mtg. Pass-Through
Certificates, Series 2006-CIBC16, Cl.
AJ, 5.623%, 5/1/45                                 $ 8,030,000             $ 6,669,155
JPMorgan Chase Commercial Mortgage
Securities Trust 2006-LDP7, Commercial
Mtg. Pass-Through Certificates, Series
2006-LDP7, 5.87%, 4/1/45(2)                            440,000                 456,677
JPMorgan Chase Commercial Mortgage
Securities Trust 2007-CB19, Commercial
Mtg. Pass-Through Certificates, Series
2007-CB19, Cl. AM, 5.932%, 2/1/49(2)                22,794,000              22,149,994
JPMorgan Chase Commercial Mortgage
Securities Trust 2007-LDP11,
Commercial Mtg. Pass-Through
Certificates, Series 2007-LDP11, Cl.
ASB, 5.817%, 6/1/49(2)                               2,170,000               2,318,042
JPMorgan Mortgage Trust 2006-A7, Mtg.
Pass-Through Certificates, Series
2006-A7, Cl. 2A2, 5.518%, 1/1/37(2)                  1,169,835                 865,076
LB-UBS Commercial Mortgage Trust 2007-
C2, Commercial Mtg. Pass-Through
Certificates, Series 2007-C2, Cl. AM,
5.493%, 2/11/40                                      6,739,000               6,358,779
LB-UBS Commercial Mortgage Trust 2007-
C6, Commercial Mtg. Pass-Through
Certificates, Series 2007-C6, Cl. AM,
6.114%, 7/11/40                                     14,600,000              14,200,985
LB-UBS Commercial Mortgage Trust 2008-
C1, Commercial Mtg. Pass-Through
Certificates, Series 2008-C1, Cl. AM,
6.148%, 4/11/41(2)                                   6,930,000               6,934,568
Lehman Structured Securities Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 2002-GE1, Cl. A,
2.514%, 7/1/24(1)                                      245,670                 188,296
Lehman Structured Securities Corp.,
Mtg.-Backed Security, 6%, 5/1/29                     1,758,236                 358,851
Mastr Alternative Loan Trust 2004-6,
Mtg. Pass-Through Certificates, Series
2004-6, Cl. 10A1, 6%, 7/25/34                        2,488,677               2,549,453
Merrill Lynch Mortgage Trust 2006-C1,
Commercial Mtg. Pass-Through
Certificates, Series 2006-C1, Cl. AJ,
5.863%, 5/1/39(2)                                   11,155,000              10,332,937
ML-CFC Commercial Mortgage Trust 2006-
3, Commercial Mtg. Pass-Through
Certificates:
Series 2006-3, Cl. AM, 5.456%, 7/12/46               3,602,000               3,583,104
Series 2006-3, Cl. AJ, 5.485%, 7/1/46               15,255,000              13,548,225
ML-CFC Commercial Mortgage Trust 2007-
8, Commercial Mtg. Pass-Through
Certificates, Series 2007-8, Cl. AM,
6.164%, 8/1/49(2)                                   18,000,000              17,175,249
Morgan Stanley Capital I Trust 2006-
IQ12, Commercial Mtg. Pass-Through
Certificates, Series 2006-IQ12, Cl.
AJ, 5.399%, 12/1/43                                 27,580,000              23,746,689
Morgan Stanley Capital I Trust 2007-
IQ15, Commercial Mtg. Pass-Through
Certificates, Series 2007-IQ15, Cl.
AM, 6/1/49(2)                                       22,125,000              21,141,688
Morgan Stanley Capital I Trust 2007-
IQ16, Commercial Mtg. Pass-Through
Certificates, Series 2007-IQ16, Cl.
AM, 6.313%, 12/1/49(2)                               9,798,000               9,708,809
Morgan Stanley Capital I Trust,
Commercial Mtg. Pass-Through
Certificates, Series 2006-HQ10, Cl.
AM, 5.36%, 11/1/41                                  15,820,000              15,963,196

11 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2011(Unaudited)

                                                         Principal
                                                          Amount                  Value
                                                       -------------           -------------
COMMERCIAL CONTINUED
RALI Series 2005-QA4 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2005-QA4, Cl.
A32, 3.233%, 4/25/35(2)                                $    321,334             $    49,159
Residential Asset Securitization Trust
2006-A12, Mtg. Pass-Through
Certificates, Series 2006-A12, Cl. 1A,
6.25%, 11/1/36                                            2,020,492               1,402,768
STARM Mortgage Loan Trust 2007-1, Mtg.
Pass-Through Certificates, Series
2007-1, Cl. 2A1, 5.823%, 2/1/37(2)                       20,050,311              14,646,562
Wachovia Bank Commercial Mortgage
Trust 2006-C23, Commercial Mtg. Pass-
Through Certificates, Series 2006-C23,
Cl. AJ, 5.515%, 1/1/45                                   16,865,000              15,955,828
Wachovia Bank Commercial Mortgage
Trust 2006-C25, Commercial Mtg. Pass-
Through Certificates, Series 2006-C25,
Cl. AJ, 5.924%, 5/1/43(2)                                15,780,000              14,821,029
Wachovia Bank Commercial Mortgage
Trust 2006-C28, Commercial Mtg. Pass-
Through Certificates, Series 2006-C28,
Cl. A4, 5.572%, 10/1/48                                   4,215,000               4,563,328
Wachovia Bank Commercial Mortgage
Trust 2007-C33, Commercial Mtg. Pass-
Through Certificates, Series 2007-C33,
 Cl. A4, 6.097%, 2/1/51(2)                               15,020,000              16,364,364
WaMu Mortgage Pass-Through
Certificates 2006-AR15 Trust, Mtg.
Pass-Through Certificates, Series
2006-AR15, Cl. 1A, 1.118%, 11/1/46(2)                     3,285,830               2,178,776
WaMu Mortgage Pass-Through
Certificates 2007-OA3 Trust, Mtg.
Pass-Through Certificates, Series
2007-OA3, Cl. 5A, 2.609%, 4/1/47(2)                       2,336,584               1,333,867
Wells Fargo Mortgage-Backed Securities
2004-W Trust, Mtg. Pass-Through
Certificates, Series 2004-W, Cl. B2,
2.76%, 11/1/34(2)                                         2,797,635                 331,373
Wells Fargo Mortgage-Backed Securities
2005-AR1 Trust, Mtg. Pass-Through
Certificates, Series 2005-AR1, Cl.
1A1, 2.737%, 2/1/35(2)                                   10,669,440               9,926,597
Wells Fargo Mortgage-Backed Securities
2006-AR8 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR8, Cl.
1A3, 2.802%, 4/25/36(2)                                   7,022,810               6,452,677
WFRBS Commercial Mortgage Trust 2011-
C3, Interest-Only Commercial Mtg.
Pass-Through Certificates, Series
2011-C3, Cl. XA, 6.192%, 3/1/44(6)                        25,575,000               2,428,310
                                                                               -------------
                                                                                 718,860,490
MULTIFAMILY-0.8%
Banc of America Commercial Mortgage,
Inc., Commercial Mtg. Pass-Through
Certificates, Series 2006-2, Cl. AJ,
5.959%, 5/1/45(2)                                        10,705,000              10,018,907
Citigroup Commercial Mortgage Trust
2006-C5, Commercial Mtg. Pass-Through
Certificates, Series 2006-C5, Cl. AJ,
5.482%, 10/1/49                                          16,525,000              14,584,294
Citigroup Mortgage Loan Trust, Inc.
2006-AR3, Mtg. Pass-Through
Certificates, Series 2006-AR3, Cl. 1A2A,
5.688%, 6/1/36(2)                                        24,587,933              21,561,392
JPMorgan Chase Commercial Mortgage
Securities Trust 2006-CIBC16,
Commercial Mtg. Pass-Through
Certificates, Series 2006-CIBC16, Cl.
AM, 5.593%, 5/1/45                                        1,480,000               1,473,868

12 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2011(Unaudited)

                                                      Principal
                                                       Amount                 Value
                                                    -----------             -----------
MULTIFAMILY CONTINUED
JPMorgan Mortgage Trust 2007-A3, Mtg.
Pass-Through Certificates, Series
2007-A3, Cl. 3A2M, 5.557%, 5/1/37(2)                 $19,125,443             $16,622,219
Wells Fargo Mortgage-Backed Securities
2005-AR15 Trust, Mtg. Pass-Through
Certificates, Series 2005-AR15, Cl.
1A2, 5.047%, 9/1/35(2)                                 1,732,335               1,631,936
Wells Fargo Mortgage-Backed Securities
2006-AR6 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR6, Cl.
3A1, 2.819%, 3/25/36(2)                                4,971,683              4,209,482
                                                                             ----------
                                                                             70,102,098
OTHER-0.1%
Greenwich Capital Commercial Funding
Corp./Commercial Mortgage Trust 2007-
GG9, Commercial Mtg. Pass-Through
Certificates, Series 2007-GG9, Cl. A4,
5.444%, 3/1/39                                        8,605,000               9,242,604
RESIDENTIAL-4.8%
Banc of America Commercial Mortgage,
Inc., Commercial Mtg. Pass-Through
Certificates, Series 2007-4, Cl. AM,
5.997%, 2/1/51(2)                                    17,290,000              16,963,126
Banc of America Funding 2007-C Trust,
Mtg. Pass-Through Certificates, Series
2007-C, Cl. 1A4, 5.58%, 5/1/36(2)                     7,545,000               6,908,907
Bear Stearns ARM Trust 2004-2, Mtg.
Pass-Through Certificates, Series
2004-2, Cl. 12A2, 2.795%, 5/1/34(2)                   8,514,419               7,218,597
Bear Stearns ARM Trust 2004-9, Mtg.
Pass-Through Certificates, Series
2004-9, Cl. 23A1, 4.976%, 11/1/34(2)                  3,205,454               3,148,366
Chase Mortgage Finance Trust 2007-A1,
Multiclass Mtg. Pass-Through
Certificates, Series 2007-A1, Cl. 9A1,
3.022%, 2/1/37(2)                                     3,646,899               3,622,782
CHL Mortgage Pass-Through Trust 2005-
24, Mtg. Pass-Through Certificates,
Series 2005-24, Cl. A35, 5.50%, 11/1/35               1,566,335               1,555,774
CHL Mortgage Pass-Through Trust 2005-
26, Mtg. Pass-Through Certificates,
Series 2005-26, Cl. 1A8, 5.50%, 11/1/35               6,575,344               6,274,578
CHL Mortgage Pass-Through Trust 2005-
29, Mtg. Pass-Through Certificates,
Series 2005-29, Cl. A1, 5.75%, 12/1/35               22,645,748              19,941,325
CHL Mortgage Pass-Through Trust 2005-
30, Mtg. Pass-Through Certificates,
Series 2005-30, Cl. A5, 5.50%, 1/1/36                 6,977,399               6,697,972
CHL Mortgage Pass-Through Trust 2005-
HYB7, Mtg. Pass-Through Certificates,
Series 2005-HYB7, Cl. 6A1, 5.383%, 11/1/35(2)        18,023,482              13,384,895
CHL Mortgage Pass-Through Trust 2005-
J4, Mtg. Pass-Through Certificates,
Series 2005-J4, Cl. A7, 5.50%, 11/1/35                5,220,949               5,188,193
CHL Mortgage Pass-Through Trust 2006-
6, Mtg. Pass-Through Certificates,
Series 2006-6, Cl. A3, 6%, 4/1/36                     1,651,094               1,571,695
CHL Mortgage Pass-Through Trust 2007-
HY3, Mtg. Pass-Through Certificates,
Series 2007-HY3, Cl. 1A1, 2.981%, 6/1/47(2)           5,708,478               4,143,621
CHL Mortgage Pass-Through Trust 2007-
HY4, Mtg. Pass-Through Certificates,
Series 2007-HY4, Cl. 1A1, 5.684%, 9/1/47(2)          27,900,380              19,049,180
Citigroup Mortgage Loan Trust, Inc.
2005-2, Mtg. Pass-Through
Certificates, Series 2005-2, Cl. 1A3,
4.944%, 5/1/35(2)                                     6,917,918               5,937,058
Citigroup Mortgage Loan Trust, Inc.
2005-3, Mtg. Pass-Through
Certificates, Series 2005-3, Cl. 2A4,
5.093%, 8/1/35(2)                                    14,107,039              11,113,088

13 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2011(Unaudited)

                                                         Principal
                                                          Amount                   Value
                                                        ------------            ------------
RESIDENTIAL CONTINUED
Citigroup Mortgage Loan Trust, Inc. 2006-AR2, Mtg.
Pass-Through Certificates, Series 2006-AR2, Cl.
1A2, 2.863%, 3/1/36(2)                                   $16,497,354             $13,366,544
Citigroup, Inc./Deutsche Bank 2007-CD4
Commercial Mortgage Trust, Commercial
Mtg. Pass-Through Certificates, Series
2007-CD4, Cl. AMFX, 5.366%, 12/1/49                       23,105,000              20,970,331
CitiMortgage Alternative Loan Trust
2006-A5, Real Estate Mtg. Investment
Conduit Pass-Through Certificates,
Series 2006-A5, Cl. 2A1, 5.50%, 10/1/21                    4,239,858               4,076,871
Countrywide Alternative Loan Trust
2006-43CB, Mtg. Pass-Through
Certificates, Series 2006-43CB, Cl.
1A10, 6%, 2/1/37                                          28,159,116              20,339,737
Countrywide Alternative Loan Trust
2007-19, Mtg. Pass-Through
Certificates, Series 2007-19, Cl. 1A4, 6%, 8/1/37         10,140,000               7,484,588
GSR Mortgage Loan Trust 2004-5, Mtg.
Pass-Through Certificates, Series
2004-5, Cl. 2A1, 2.783%, 5/1/34(2)                         8,936,373               7,861,881
GSR Mortgage Loan Trust 2005-AR6, Mtg.
Pass-Through Certificates, Series
2005-AR6, Cl. 1A4, 2.794%, 9/1/35(2)                      18,095,485              17,602,193
GSR Mortgage Loan Trust 2005-AR7, Mtg.
Pass-Through Certificates, Series
2005-AR7, Cl. 4A1, 5.267%, 11/1/35(2)                      6,012,127               4,843,309
GSR Mortgage Loan Trust 2006-5F, Mtg.
Pass-Through Certificates, Series
2006-5F, Cl. 2A1, 6%, 6/1/36                               2,627,576               2,526,465
JPMorgan Alternative Loan Trust 2006-
S4, Mtg. Pass-Through Certificates,
Series 2006-S4, Cl. A6, 5.71%, 12/1/36                     5,829,555               5,159,244
JPMorgan Mortgage Trust 2007-A1, Mtg.
Pass-Through Certificates, Series
2007-A1, Cl. 7A1, 5.275%, 7/1/35(2)                        8,626,794               7,760,746
LB-UBS Commercial Mortgage Trust 2007-
C7, Commercial Mtg. Pass-Through
Certificates, Series 2007-C7, Cl. AM,
6.167%, 9/11/45(2)                                        27,890,000              27,478,840
Lehman Mortgage Trust, Mtg. Pass-
Through Certificates, Series 2006-1,
Cl. 1A3, 5.50%, 2/1/36                                     1,426,608                 959,014
Mastr Adjustable Rate Mortgages Trust
2006-2, Mtg. Pass-Through
Certificates, Series 2006-2, Cl. 1A1,
2.832%, 4/1/36(2)                                          5,994,480               4,711,077
Merrill Lynch Mortgage Investors Trust
2006-3, Mtg. Pass-Through
Certificates, Series MLCC 2006-3, Cl.
2A1, 4.946%, 10/25/36(2)                                   8,261,146               7,698,946
Merrill Lynch Mortgage Loans, Inc.,
Mtg. Pass-Through Certificates, Series
2005-A1, Cl. 2A1, 2.794%, 12/25/34(2)                        363,395                 349,298
RALI Series 2003-QS1 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2003-QS1, Cl. A2,
5.75%, 1/25/33                                                25,140                  25,701
RALI Series 2006-QS13 Trust, Mtg.
Asset-Backed Pass-Through
Certificates:
Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                       178,016                 107,811
Series 2006-QS13, Cl. 1A5, 6%, 9/25/36                     6,957,004               4,213,318
RALI Series 2007-QS6 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2007-QS6, Cl.
A28, 5.75%, 4/25/37                                        3,285,979               2,047,666
Residential Asset Securitization Trust
2005-A14, Mtg. Pass-Through
Certificates, Series 2005-A14, Cl. A1,
5.50%, 12/1/35                                             9,443,348               7,924,447
Residential Asset Securitization Trust
2005-A15, Mtg. Pass-Through
Certificates, Series 2005-A15, Cl.
1A4, 5.75%, 2/1/36                                        15,511,284              12,723,309

14 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2011(Unaudited)

                                                                Principal
                                                                 Amount                  Value
                                                              ------------             -----------
RESIDENTIAL CONTINUED
Residential Asset Securitization Trust
2005-A6CB, Mtg. Pass-Through
Certificates, Series 2005-A6CB, Cl. A7, 6%, 6/1/35            $ 12,709,182             $11,211,151
WaMu Mortgage Pass-Through
Certificates 2005-AR12 Trust, Mtg.
Pass-Through Certificates, Series
2007-AR12, Cl. 1A8, 2.722%, 10/1/35(2)                           6,704,917               5,719,133
WaMu Mortgage Pass-Through
Certificates 2006-AR10 Trust, Mtg.
Pass-Through Certificates, Series
2006-AR10, Cl. 1A2, 5.836%, 9/1/36(2)                            3,386,299               2,829,493
WaMu Mortgage Pass-Through
Certificates 2007-HY1 Trust, Mtg.
Pass-Through Certificates:
Series 2007-HY1, Cl. 4A1, 2.671%, 2/1/37(2)                     38,960,946              29,911,760
Series 2007-HY1, Cl. 5A1, 5.448%, 2/1/37(2)                     23,372,290              18,714,719
WaMu Mortgage Pass-Through
Certificates 2007-HY2 Trust, Mtg.
Pass-Through Certificates, Series
2007-HY2, Cl. 1A1, 3.406%, 12/1/36(2)                           27,468,149              20,681,580
WaMu Mortgage Pass-Through
Certificates 2007-HY5 Trust, Mtg.
Pass-Through Certificates, Series
2007-HY5, Cl. 3A1, 5.684%, 5/1/37(2)                             4,411,393               3,868,452
WaMu Mortgage Pass-Through
Certificates 2007-HY6 Trust, Mtg.
Pass-Through Certificates, Series
2007-HY6, Cl. 2A1, 5.477%, 6/25/37(2)                           10,505,048               8,748,121
WaMu Mortgage Pass-Through
Certificates, Mtg. Pass-Through
Certificates, Series 2006-AR18, Cl.
3A1, 5.295%, 1/1/37(2)                                           4,174,119               3,726,152
Wells Fargo Mortgage-Backed Securities
2005-AR16 Trust, Mtg. Pass-Through
Certificates, Series 2005-AR16, Cl.
2A1, 2.756%, 10/1/35(2)                                          3,966,322               3,588,625
Wells Fargo Mortgage-Backed Securities
2006-AR14 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR14, Cl.
1A2, 5.693%, 10/1/36(2)                                         10,419,845               9,217,994
                                                                                     -------------

                                                                                       431,167,673
                                                                                     -------------

Total Mortgage-Backed Obligations (Cost $1,853,881,319)                              1,820,028,824
U.S. GOVERNMENT OBLIGATIONS-3.1%
Federal Home Loan Mortgage Corp. Nts.:
1.125%, 7/27/12                                                 69,170,000              69,744,180
1.75%, 9/10/15                                                   4,360,000               4,380,771
2.50%, 5/27/16                                                   5,880,000               6,034,568
3%, 7/28/14(9)                                                  11,290,000              11,953,649
5%, 2/16/17                                                      9,895,000              11,304,642
5.25%, 4/18/16                                                  14,835,000              17,097,085
5.50%, 7/18/16                                                   6,710,000               7,805,971
Federal National Mortgage Assn. Nts.:
1.125%, 7/30/12                                                 63,790,000              64,350,268
2.375%, 4/11/16                                                 10,200,000              10,419,351
4.375%, 10/15/15(10)                                            15,004,000              16,636,675
4.875%, 12/15/16(10)                                            10,715,000              12,165,961
5%, 3/15/16                                                      6,670,000               7,606,061
5.375%, 7/15/16                                                  7,948,000               9,243,445

15 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2011(Unaudited)

                                                              Principal
                                                               Amount                    Value
                                                           --------------             ------------
U.S. Treasury Bills, 0.101%, 12/1/11(9,10)                 $   21,000,000             $ 20,994,645
U.S. Treasury Bonds, STRIPS, 4.989%, 2/15/16(9,11)             11,271,000               10,433,711
                                                                                      ------------
Total U.S. Government Obligations (Cost $274,921,373)                                  280,170,983
FOREIGN GOVERNMENT OBLIGATIONS-23.3%
ARGENTINA-0.7%
Argentina (Republic of) Bonds:
2.50%, 12/31/38(2)                                             15,625,000                6,835,938
7%, 10/3/15                                                    42,585,000               41,376,059
Argentina (Republic of) Sr. Unsec.
Bonds, Series X, 7%, 4/17/17                                   13,425,000               12,347,644
Provincia de Buenos Aires Sr. Unsec.
Unsub. Nts., 10.875%, 1/26/21(1)                                6,245,000                5,839,075
                                                                                      ------------
                                                                                        66,398,716
AUSTRALIA-0.3%
Australia (Commonwealth of) Sr. Unsec. Bonds:
Series 119, 6.25%, 4/15/15                                      1,070,000  AUD           1,204,791
Series 120, 6%, 2/15/17                                         3,155,000  AUD           3,560,525
New South Wales Treasury Corp. Sr.
Unsec. Unsub. Nts., Series 16, 6%, 4/1/16                      13,485,000  AUD          14,891,729
Queensland Treasury Corp. Sr. Unsec.
Unsub. Nts., Series 16, 6%, 4/21/16                             3,330,000  AUD           3,663,207
                                                                                      ------------
                                                                                        23,320,252
AUSTRIA-0.1%
Austria (Republic of) Bonds, 4.35%, 3/15/19(1)                  2,700,000  EUR           4,199,374
Austria (Republic of) Sr. Unsec.
Unsub. Bonds, Series 2, 4.65%, 1/15/18                          2,175,000  EUR           3,450,292
                                                                                      ------------
                                                                                         7,649,666
BELGIUM-0.1%
Belgium (Kingdom of) Bonds, Series 52, 4%, 3/28/18              5,760,000  EUR           8,492,922
Belgium (Kingdom of) Sr. Bonds, Series
40, 5.50%, 9/28/17                                              1,695,000  EUR           2,702,741
                                                                                      ------------
                                                                                        11,195,663
BRAZIL-3.1%
Brazil (Federal Republic of) Nota Do
Tesouro Nacional Nts.:
10%, 1/1/17                                                   366,472,000  BRR         212,947,788
10%, 1/1/21                                                    94,893,000  BRR          53,174,189
12.065%, 5/15/45(12)                                           12,575,000  BRR          16,716,854
                                                                                      ------------
                                                                                       282,838,831
CANADA-0.3%
Canada (Government of) Nts.:
3%, 12/1/15                                                    16,960,000  CAD          18,154,911
3.75%, 6/1/19                                                   4,550,000  CAD           5,009,034
4%, 6/1/17                                                      6,585,000  CAD           7,376,538
                                                                                      ------------
                                                                                        30,540,483
COLOMBIA-0.6%
Bogota Distrio Capital Sr. Bonds, 9.75%, 7/26/28(1)         9,872,000,000  COP           7,049,356
Colombia (Republic of) Bonds, 7.375%, 9/18/37                  10,430,000               13,193,950

16 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2011(Unaudited)

                                                         Principal
                                                          Amount                    Value
                                                     ----------------            -----------
Colombia (Republic of) Sr. Nts.,
7.375%, 3/18/19                                      $     6,330,000             $ 7,921,995
Colombia (Republic of) Sr. Unsec.
Bonds, 6.125%, 1/18/41                                    15,275,000              16,687,938
Colombia (Republic of) Unsec. Nts.,
7.375%, 1/27/17                                            5,320,000               6,554,240
                                                                                 -----------
                                                                                  51,407,479
DENMARK-0.0%
Denmark (Kingdom of) Bonds, 4%, 11/15/19                  17,005,000  DKK          3,537,899
DOMINICAN REPUBLIC-0.1%
Dominican Republic Bonds, 7.50%, 5/6/21(1)                 5,795,000               6,055,775
FINLAND-0.0%
Finland (Republic of) Sr. Unsec.
Unsub. Nts., 3.875%, 9/15/17                               1,740,000  EUR          2,667,960
FRANCE-0.0%
France (Government of) Bonds, 4%, 4/25/60                  1,440,000  EUR          1,983,150
GERMANY-0.7%
Germany (Federal Republic of) Bonds:
0.50%, 6/15/12                                             5,060,000  EUR          7,274,152
3.50%, 7/4/19                                             10,340,000  EUR         15,745,326
Series 07, 4.25%, 7/4/39                                   3,415,000  EUR          5,357,655
Series 08, 4.25%, 7/4/18                                  11,450,000  EUR         18,275,185
Series 157, 2.25%, 4/10/15                                10,915,000  EUR         15,955,752
                                                                                 -----------
                                                                                  62,608,070
GHANA-0.1%
Ghana (Republic of) Bonds, 8.50%, 10/4/17(1)               5,165,000               5,862,275
GREECE-0.1%
Hellenic Republic Sr. Unsec. Unsub. Bonds, 30 yr.:
4.50%, 9/20/37                                            10,540,000  EUR          6,625,903
4.60%, 9/20/40                                             3,065,000  EUR          1,883,234
                                                                                 -----------
                                                                                   8,509,137
HUNGARY-1.8%
Hungary (Republic of) Bonds:
Series 16/C, 5.50%, 2/12/16                            3,126,500,000  HUF         16,101,290
Series 17/B, 6.75%, 2/24/17                           10,154,900,000  HUF         54,077,954
Series 19/A, 6.50%, 6/24/19                            6,731,000,000  HUF         34,745,232
Series 20/A, 7.50%, 11/12/20                           4,879,000,000  HUF         26,791,325
Hungary (Republic of) Sr. Unsec.
Bonds, 7.625%, 3/29/41                                     5,600,000               6,069,000
Hungary (Republic of) Sr. Unsec.
Unsub. Nts., 6.375%, 3/29/21                              21,955,000              23,272,300
                                                                                 -----------
                                                                                 161,057,101
INDONESIA-0.8%
Indonesia (Republic of) Nts., 6.875%, 1/17/18(1)          14,410,000              16,931,750
Indonesia (Republic of) Sr. Unsec.
Bonds, 4.875%, 5/5/21(1)                                  13,970,000              14,371,638
Indonesia (Republic of) Sr. Unsec.
Nts., 7.75%, 1/17/38(1)                                   20,570,000              25,892,488
Indonesia (Republic of) Sr. Unsec.
Unsub. Bonds, 6.625% 2/17/37(1)                            7,115,000               7,951,013
Indonesia (Republic of) Unsec. Nts.,
8.50%, 10/12/35(1)                                         6,855,000               9,254,250
                                                                                 -----------
                                                                                  74,401,139

17 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2011(Unaudited)

                                                       Principal
                                                        Amount                   Value
                                                     -------------            ------------
ITALY-0.5%
Italy (Republic of) Bonds:
3.75%, 3/1/21                                            6,915,000  EUR        $ 9,293,454
4%, 9/1/20                                               9,620,000  EUR         13,306,062
5%, 9/1/40                                               2,970,000  EUR          3,946,256
Italy (Republic of) Treasury Bonds,
3.75%, 12/15/13                                          9,905,000  EUR         14,493,392
                                                                               -----------
                                                                                41,039,164
IVORY COAST-0.0%
Ivory Coast (Republic of) Sr. Unsec.
Bonds, 2.50%, 12/31/32(1,3)                              1,540,000                 820,050
JAPAN-2.7%
Japan (Government of) Bonds, 20 yr.,
Series 112, 2.10%, 6/20/29                           3,671,000,000  JPY         47,672,749
Japan (Government of) Sr. Unsec. Unsub. Bonds:
2 yr., Series 304, 0.20%, 5/15/13                    3,601,000,000  JPY         44,755,548
5 yr., Series 91, 0.40%, 9/20/15                     4,527,000,000  JPY         56,330,714
5 yr., Series 96, 0.50%, 3/20/16                     4,978,000,000  JPY         62,095,364
10 yr., Series 307, 1.30%, 3/20/20                   2,447,000,000  JPY         31,298,894
                                                                               -----------
                                                                               242,153,269
KOREA, REPUBLIC OF SOUTH-1.3%
Korea (Republic of) Sr. Unsec. Bonds,
Series 2006, 5%, 6/10/20                            42,931,000,000  KRW         42,428,285
Korea (Republic of) Sr. Unsec.
Monetary Stabilization Bonds:
Series 1208, 3.81%, 8/2/12                          49,420,000,000  KRW         46,355,696
Series 1210, 3.28%, 10/2/12                         19,323,000,000  KRW         18,006,506
Korea (Republic of) Sr. Unsec. Unsub.
Nts., 5.125%, 12/7/16                                    6,075,000               6,705,682
                                                                               -----------
                                                                               113,496,169
MALAYSIA-0.4%
Malaysia (Government of) Sr. Unsec. Bonds:
Series 1/06, 4.262%, 9/15/16                            11,415,000  MYR          3,910,527
Series 0309, 2.711%, 2/14/12                            78,240,000  MYR         25,933,703
Wakala Global Sukuk Bhd Bonds, 4.646%,
7/6/21(4,7)                                              7,670,000               7,656,846
                                                                               -----------
                                                                                37,501,076
MEXICO-2.1%
United Mexican States Bonds:
5.625%, 1/15/17                                            655,000                 747,683
Series M, 6.50%, 6/10/21(2)                            613,280,000  MXN         50,604,177
Series M20, 7.50%, 6/3/27(2)                           575,570,000  MXN         48,802,349
Series M10, 7.75%, 12/14/17                             44,125,000  MXN          4,034,996
Series M10, 8%, 12/17/15                               196,800,000  MXN         18,027,878
Series M20, 8.50%, 5/31/29(2)                           98,930,000  MXN          9,086,233
Series M20, 10%, 12/5/24(2)                            424,740,000  MXN         44,796,729
United Mexican States Nts., 6.75%, 9/27/34               8,490,000               9,912,075
United Mexican States Sr. Nts., 5.75%,
10/12/21(10)                                             4,470,000               4,190,625
                                                                               -----------
                                                                               190,202,745
NORWAY-0.0%
Norway (Kingdom of) Bonds, Series 471,
5%, 5/15/15                                              5,790,000  NOK          1,165,168

18 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2011(Unaudited)

                                                                Principal
                                                                 Amount                   Value
                                                              ------------             -----------
PANAMA-0.2%
Panama (Republic of) Bonds:
7.25%, 3/15/15                                                $  1,165,000             $ 1,378,195
8.875%, 9/30/27                                                  2,990,000               4,253,275
9.375%, 4/1/29                                                   4,465,000               6,652,850
Panama (Republic of) Unsec. Bonds, 7.125%, 1/29/26               4,470,000               5,531,625
                                                                                       -----------
                                                                                        17,815,945
PERU-0.4%
Peru (Republic of) Sr. Unsec. Nts., 7.84%, 8/12/20(1)           79,130,000  PEN         31,779,207
Peru (Republic of) Sr. Unsec. Unsub.
Bonds, 5.625%, 11/18/50(1)                                       1,600,000               1,516,000
                                                                                       -----------
                                                                                        33,295,207
PHILIPPINES-0.1%
Philippines (Republic of the) Sr.
Unsec. Unsub. Bonds, 6.375%, 10/23/34                            2,040,000               2,238,900
Philippines (Republic of the) Sr. Unsec. Unsub. Nts.,
4.95%, 1/15/21                                                 143,000,000  PHP          3,300,302
                                                                                       -----------
                                                                                         5,539,202
POLAND-1.3%
Poland (Republic of) Bonds:
Series 0415, 5.50%, 4/25/15                                      8,020,000  PLZ          2,967,698
Series 0416, 5%, 4/25/16                                       196,950,000  PLZ         71,289,035
Series 1015, 6.25%, 10/24/15                                    62,500,000  PLZ         23,683,371
Series 1017, 5.25%, 10/25/17                                     2,130,000  PLZ            770,256
Poland (Republic of) Sr. Unsec. Nts.:
5.125%, 4/21/21                                                 12,035,000              12,471,269
6.375%, 7/15/19                                                  7,755,000               8,879,475
                                                                                       -----------
                                                                                       120,061,104
QATAR-0.1%
Qatar (State of) Sr. Nts., 5.25%, 1/20/20(1)                     6,010,000               6,436,710
Qatar (State of) Sr. Unsec. Nts., 6.40%, 1/20/40(1)              2,810,000               3,119,100
                                                                                       -----------
                                                                                         9,555,810
RUSSIA-0.1%
Russian Federation Bonds, 5%, 4/29/20(1)                         4,655,000               4,823,744
SOUTH AFRICA-1.9%
South Africa (Republic of) Bonds:
5.50%, 3/9/20                                                    6,735,000               7,391,663
Series R209, 6.25%, 3/31/36                                    140,750,000  ZAR         15,376,383
Series R208, 6.75%, 3/31/21                                    123,520,000  ZAR         16,221,805
Series R213, 7%, 2/28/31                                       108,050,000  ZAR         13,269,306
Series R207, 7.25%, 1/15/20                                    427,410,000  ZAR         58,718,781
Series R204, 8%, 12/21/18                                      165,830,000  ZAR         24,125,006
Series R186, 10.50%, 12/21/26                                  243,940,000  ZAR         41,790,662
                                                                                       -----------
                                                                                       176,893,606
SPAIN-0.2%
Spain (Kingdom of) Bonds, 5.50%, 7/30/17                         1,555,000  EUR          2,335,634

19 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2011(Unaudited)


                                                                      Principal
                                                                       Amount                  Value
                                                                     -----------            ------------
Spain (Kingdom of) Sr. Unsub. Bonds,
4.10%, 7/30/18                                                        12,370,000  EUR        $17,023,594
                                                                                             -----------
                                                                                              19,359,228
SRI LANKA-0.1%
Sri Lanka (Democratic Socialist Republic of) Sr. Unsec. Nts.,
6.25%, 10/4/20(1)                                                      5,090,000               5,115,450
SWEDEN-0.0%
Sweden (Kingdom of) Bonds, Series 1051, 3.75%, 8/12/17                17,045,000  SEK          2,844,229
THE NETHERLANDS-0.1%
Netherlands (Kingdom of the) Bonds:
4%, 7/15/18                                                            5,155,000  EUR          7,950,973
4%, 7/15/19                                                            1,610,000  EUR          2,487,356
                                                                                             -----------
                                                                                              10,438,329
TURKEY-1.0%
Turkey (Republic of) Bonds:
6.875%, 3/17/36                                                        8,840,000               9,768,200
7%, 3/11/19                                                            5,250,000               6,063,750
8.68%, 2/20/13(11)                                                    63,730,000  TRY         34,049,726
10.50%, 1/15/20(2)                                                     4,165,000  TRY          2,734,324
11%, 8/6/14                                                           24,440,000  TRY         15,841,577
Series CPI, 14.419%, 8/14/13(2)                                        8,175,000  TRY          7,442,413
Turkey (Republic of) Nts., 7.50%, 7/14/17                              6,740,000               7,953,200
Turkey (Republic of) Unsec. Nts., 6%, 1/14/41                          9,230,000               9,045,400
                                                                                             -----------
                                                                                              92,898,590
UKRAINE-0.5%
City of Kyiv Via Kyiv Finance plc Sr.
Unsec. Bonds, 9.375%, 7/11/16(4,7)                                     3,675,000               3,675,000
Financing of Infrastructural Projects
State Enterprise Gtd. Nts., 8.375%, 11/3/17(1)                         7,560,000               7,938,000
Ukraine (Republic of) Bonds, 7.75%, 9/23/20(1)                         7,520,000               7,820,800
Ukraine (Republic of) Sr. Unsec. Nts.:
6.25%, 6/17/16(1)                                                      9,160,000               9,150,840
6.75%, 11/14/17(1)                                                     5,020,000               5,089,025
7.95%, 2/23/21(1)                                                      8,910,000               9,333,225
                                                                                             -----------
                                                                                              43,006,890
UNITED KINGDOM-0.3%
United Kingdom Treasury Bonds:
2.25%, 3/7/14                                                          4,375,000  GBP          7,218,416
4.75%, 3/7/20                                                          7,805,000  GBP         13,958,871
4.75%, 12/7/38                                                         5,995,000  GBP         10,394,624
                                                                                             -----------
                                                                                              31,571,911
URUGUAY-0.4%
Uruguay (Oriental Republic of) Bonds, 7.625%, 3/21/36                 7,305,000               9,240,825
Uruguay (Oriental Republic of) Sr. Nts., 6.875%, 9/28/25              7,740,000               9,442,800
Uruguay (Oriental Republic of) Unsec. Bonds, 8%, 11/18/22            14,940,000              19,407,060
                                                                                             -----------
                                                                                              38,090,685

20 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2011(Unaudited)

                                                                  Principal
                                                                   Amount                  Value
                                                                ------------           -------------
VENEZUELA-0.8%
Venezuela (Republic of) Bonds, 9%, 5/7/23                        $14,020,000             $10,199,550
Venezuela (Republic of) Nts.:
8.25%, 10/13/24                                                    4,450,000               3,048,250
8.50%, 10/8/14                                                     3,760,000               3,449,800
Venezuela (Republic of) Sr. Unsec.
Unsub. Nts.:
7.75%, 10/13/19                                                   12,960,000               9,428,400
12.75%, 8/23/22                                                    1,490,000               1,341,000
Venezuela (Republic of) Unsec. Bonds:
7%, 3/31/38                                                       13,425,000               7,853,625
7.65%, 4/21/25                                                    24,910,000              16,253,775
9.375%, 1/13/34                                                    7,815,000               5,607,263
Venezuela (Republic of) Unsec. Nts., 13.625%, 8/15/18(1)          17,155,000              16,254,363
                                                                                       -------------
                                                                                          73,436,026
                                                                                       -------------
Total Foreign Government Obligations (Cost $1,970,216,041)                             2,111,157,193
LOAN PARTICIPATIONS-0.4%
Brock Holdings III, Inc., Sr. Sec.
Credit Facilities 2nd Lien Term Loan, 10%, 2/15/18(2)              2,315,000               2,372,875
Entegra Holdings LLC, Sr. Sec. Credit
Facilities 3rd Lien Term Loan, Tranche
B, 4.655%, 10/19/15(2,13)                                         38,477,921              27,030,740
Nuveen Investments, Inc., Sr. Sec.
Credit Facilities 2nd Lien Term Loan,
12.50%, 7/31/15                                                    9,866,875              10,532,889
                                                                                       -------------
Total Loan Participations (Cost $34,843,567)                                              39,936,504
CORPORATE BONDS AND NOTES-28.8%
CONSUMER DISCRETIONARY-4.3%
AUTO COMPONENTS-0.4%
Goodyear Tire & Rubber Co. (The),
8.25% Sr. Unsec. Unsub. Nts., 8/15/20                              8,145,000               8,837,325
Tower Automotive Holdings USA LLC/TA
Holdings Finance, Inc., 10.625% Sr.
Sec. Nts., 9/1/17(4)                                              19,328,000              20,922,560
Visteon Corp., 6.75% Sr. Nts., 4/15/19(1)                          9,180,000               8,904,600
                                                                                       -------------
                                                                                          38,664,485
HOTELS, RESTAURANTS & LEISURE-1.5%
Equinox Holdings, Inc., 9.50% Sr. Sec.
Nts., 2/1/16(1)                                                    7,590,000               8,007,450
Grupo Posadas SAB de CV, 9.25% Sr.
Unsec. Nts., 1/15/15(1)                                            5,095,000               5,018,575
Harrah's Operating Co., Inc., 10% Sr.
Sec. Nts., 12/15/18                                               37,467,000              34,001,303
HOA Restaurants Group LLC/HOA Finance
Corp., 11.25% Sr. Sec. Nts., 4/1/17(1)                             9,825,000               9,923,250
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                                    3,746,000               3,731,953
7.75% Sr. Unsec. Nts., 3/15/19(1)                                 10,150,000              10,302,250
Landry's Restaurants, Inc., 11.625%
Sr. Sec. Nts., 12/1/15                                             4,835,000               5,197,625
MCE Finance Ltd., 10.25% Sr. Sec. Nts., 5/15/18                    3,650,000               4,083,438
MGM Mirage, Inc.:
5.875% Sr. Nts., 2/27/14                                           6,130,000               5,923,113
6.625% Sr. Unsec. Nts., 7/15/15                                   14,560,000              13,722,800
Mohegan Tribal Gaming Authority, 8% Sr. Sub. Nts., 4/1/12         15,496,000              12,629,240
Penn National Gaming, Inc., 8.75% Sr.
Unsec. Sub. Nts., 8/15/19                                          5,780,000               6,314,650

21 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2011(Unaudited)

                                                                Principal
                                                                 Amount                  Value
                                                              ------------            -----------
HOTELS, RESTAURANTS & LEISURE CONTINUED
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08(3,4)               $ 10,850,000            $        --
Station Casinos, Inc., 6.50% Sr.
Unsec. Sub. Nts., 2/1/14(3)                                     22,435,000                     --
Travelport LLC, 11.875% Sr. Unsec. Sub. Nts., 9/1/16             8,280,000              7,162,200
Wynn Las Vegas LLC/Wynn Las Vegas
Capital Corp., 7.75% Sec. Nts., 8/15/20                          5,810,000              6,340,163
                                                                                      -----------
                                                                                      132,358,010
HOUSEHOLD DURABLES-0.2%
Beazer Homes USA, Inc.:
6.875% Sr. Unsec. Nts., 7/15/15                                  3,690,000              3,293,325
9.125% Sr. Nts., 5/15/19(1)                                     10,500,000              9,082,500
Reynolds Group Issuer, Inc./Reynolds
Group Issuer LLC/Reynolds Group Issuer
Luxembourg SA:
8.50% Sr. Nts., 5/15/18(1)                                       5,115,000              5,051,063
9% Sr. Nts., 4/15/19(1)                                          4,990,000              4,952,575
                                                                                      -----------
                                                                                       22,379,463
LEISURE EQUIPMENT & PRODUCTS-0.3%
Eastman Kodak Co., 9.75% Sr. Sec. Nts., 3/1/18(1)               31,815,000             30,542,400
MEDIA-1.7%
Affinion Group Holdings, Inc., 11.625%
Sr. Nts., 11/15/15(1)                                            6,770,000              6,803,850
Affinion Group, Inc., 7.875% Sr. Nts., 12/15/18(1)              11,690,000             10,988,600
Belo (A.H.) Corp.:
7.25% Sr. Unsec. Unsub. Bonds, 9/15/27                           1,775,000              1,593,063
7.75% Sr. Unsec. Unsub. Debs., 6/1/27                           11,109,000             10,470,233
CCO Holdings LLC/CCO Holdings Capital Corp.:
7% Sr. Nts., 1/15/19(1)                                          1,795,000              1,853,338
7% Sr. Unsec. Unsub. Nts., 1/15/19                               1,200,000              1,242,000
Cengage Learning Acquisitions, Inc.,
10.50% Sr. Nts., 1/15/15(1)                                     18,115,000             16,484,650
Cequel Communications Holdings I LLC,
8.625% Sr. Unsec. Nts., 11/15/17(1)                              8,845,000              9,243,025
Clear Channel Communications, Inc.:
9% Sr. Nts., 3/1/21(1)                                           4,490,000              4,321,625
10.75% Sr. Unsec. Unsub. Nts., 8/1/16                            9,190,000              8,339,925
Cumulus Media, Inc., 7.75% Sr. Nts., 5/1/19(1)                   4,605,000              4,466,850
DISH DBS Corp., 6.75% Sr. Unsec. Nts., 6/1/21(1)                 4,025,000              4,145,750
Entravision Communications Corp.,
8.75% Sr. Sec. Nts., 8/1/17                                      4,195,000              4,362,800
Gray Television, Inc., 10.50% Sr. Sec. Nts., 6/29/15            15,796,000             16,506,820
Interactive Data Corp., 10.25% Sr. Nts., 8/1/18(4)               3,550,000              3,913,875
Kabel BW Erste Beteiligungs GmbH/Kabel
Baden-Wurttemberg GmbH & Co. KG, 7.50%
Sr. Sec. Nts., 3/15/19(1)                                        5,970,000              6,119,250
Newport Television LLC/NTV Finance
Corp., 13.509% Sr. Nts., 3/15/17(1,13)                           8,914,462              9,271,040
Nexstar Broadcasting, Inc./Mission
Broadcasting, Inc., 8.875% Sec. Nts., 4/15/17                    6,880,000              7,275,600
Sinclair Television Group, Inc.,
8.375% Sr. Unsec. Nts., 10/15/18                                 9,350,000              9,864,250
Univision Communications, Inc., 7.875%
Sr. Sec. Nts., 11/1/20(1)                                        2,620,000              2,698,600
VimpelCom Holdings BV, 7.504% Sr.
Unsec. Unsub. Nts., 3/1/22(1)                                    7,635,000              7,680,810

22 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2011(Unaudited)


                                                      Principal
                                                        Amount                  Value
                                                    ------------             -----------
MEDIA CONTINUED
Visant Corp., 10% Sr. Unsec. Nts., 10/1/17          $  4,245,000             $ 4,414,800
                                                                             -----------
                                                                             152,060,754
SPECIALTY RETAIL-0.1%
Limited Brands, Inc., 6.625% Sr. Nts.,
4/1/21                                                 8,720,000               8,959,800
TEXTILES, APPAREL & LUXURY GOODS-0.1%
Jones Group, Inc. (The)/Jones Apparel
Group Holdings, Inc./Jones Apparel
Group USA, Inc./JAG Footwear,
Accessories & Retail Corp., 6.875% Sr.
Unsec. Unsub. Nts., 3/15/19                            8,940,000               8,671,800
CONSUMER STAPLES-0.9%
BEVERAGES-0.0%
AmBev International Finance Co. Ltd.,
9.50% Sr. Unsec. Unsub. Nts., 7/24/17(2)               5,535,000  BRR          3,606,608
FOOD & STAPLES RETAILING-0.1%
Cencosud SA, 5.50% Sr. Unsec. Nts.,
1/20/21(1)                                             7,765,000               7,803,825
Real Time Data Co., 11% Nts.,
5/31/09(3,4,13)                                        8,836,185                      --
                                                                             -----------
                                                                               7,803,825
FOOD PRODUCTS-0.8%
American Seafoods Group LLC, 10.75%
Sr. Sub. Nts., 5/15/16(1)                             13,735,000              14,559,100
ASG Consolidated LLC, 15% Sr. Nts.,
5/15/17(1,13)                                         18,593,853              19,802,453
Blue Merger Sub, Inc., 7.625% Sr.
Nts., 2/15/19(1)                                      10,150,000              10,302,250
Bumble Bee Acquisition Corp., 9% Sr.
Sec. Nts., 12/15/17(1)                                 8,515,000               8,600,150
MHP SA, 10.25% Sr. Unsec. Nts.,
4/29/15(1)                                             5,541,000               5,949,372
Southern States Cooperative, Inc.,
11.25% Sr. Nts., 5/15/15(4)                            9,220,000              10,095,900
                                                                             -----------
                                                                              69,309,225
ENERGY-4.4%
ENERGY EQUIPMENT & SERVICES-0.4%
Forbes Energy Services Ltd., 9% Sr.
Unsec. Nts., 6/15/19(1)                                6,310,000               6,246,900
Global Geophysical Services, Inc.,
10.50% Sr. Unsec. Nts., 5/1/17                         8,215,000               8,666,825
Offshore Group Investments Ltd.:
11.50% Sr. Sec. Nts., 8/1/15                           9,590,000              10,477,075
11.50% Sr. Sec. Nts., 8/1/15(1)                        2,105,000               2,299,713
Precision Drilling Corp., 6.625% Sr.
Unsec. Nts., 11/15/20                                  8,780,000               8,911,700
                                                                             -----------
                                                                              36,602,213
OIL, GAS & CONSUMABLE FUELS-4.0%
Afren plc, 11.50% Sr. Sec. Nts., 2/1/16(1)             6,400,000               7,072,000
Alliance Oil Co. Ltd., 9.875% Sr.
Unsec. Nts., 3/11/15(1)                                5,500,000               6,050,000
Antero Resources Finance Corp., 9.375%
Sr. Unsec. Nts., 12/1/17                               9,700,000              10,476,000
ATP Oil & Gas Corp., 11.875% Sr. Sec.
Nts., 5/1/15                                          16,505,000              16,835,100
Breitburn Energy Partners LP/Breitburn
Finance Corp., 8.625% Sr. Unsec. Nts., 10/15/20       10,725,000              11,368,500
Chaparral Energy, Inc., 9.875% Sr.
Unsec. Nts., 10/1/20                                  10,135,000              10,996,475
Empresa Nacional del Petroleo, 5.25%
Unsec. Nts., 8/10/20(1)                                3,025,000               3,079,916
Gaz Capital SA:
7.288% Sr. Sec. Nts., 8/16/37(1)                      19,545,000              21,401,775
8.146% Sr. Sec. Nts., 4/11/18(1)                      10,210,000              12,060,563

23 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2011(Unaudited)

                                                      Principal
                                                       Amount                   Value
                                                    ------------             -----------
OIL, GAS & CONSUMABLE FUELS CONTINUED
8.625% Sr. Sec. Nts., 4/28/34(1)                    $  6,450,000             $ 8,107,650
9.25% Sr. Unsec. Unsub. Nts., 4/23/19(1)              10,250,000              12,850,938
James River Coal Co., 7.875% Sr. Nts.,  4/1/19(1)      2,385,000               2,373,075
KazMunayGaz National Co., 6.375% Sr.
Unsec. Bonds, 4/9/21(1)                                7,490,000               7,966,364
KMG Finance Sub BV:
7% Sr. Unsec. Bonds, 5/5/20(1)                         4,100,000               4,536,240
9.125% Sr. Unsec. Unsub. Nts., 7/2/18(1)              12,000,000              14,848,800
Linn Energy LLC/Linn Energy Finance
Corp., 8.625% Sr. Unsec. Nts., 4/15/20                14,750,000              16,077,500
Lukoil International Finance BV:
6.125% Sr. Unsec. Nts., 11/9/20(1)                    13,600,000              14,093,000
6.656% Sr. Unsec. Unsub. Bonds, 6/7/22(1)              3,450,000               3,652,688
7.25% Sr. Unsec. Unsub. Nts., 11/5/19(1)               2,250,000               2,511,225
MEG Energy Corp., 6.50% Sr. Unsec.
Nts., 3/15/21(1)                                      11,935,000              12,039,431
Murray Energy Corp., 10.25% Sr. Sec.
Nts., 10/15/15(1)                                     20,305,000              21,421,775
Nak Naftogaz Ukraine, 9.50% Unsec. Nts., 9/30/14      17,610,000              19,393,013
Odebrecht Drilling Norbe VIII/IX Ltd.,
6.35% Sr. Sec. Nts., 6/30/21(1)                        4,540,000               4,812,400
Pemex Project Funding Master Trust:
6.625% Sr. Unsec. Unsub. Nts., 6/15/38                 8,440,000               8,892,823
6.625% Unsec. Unsub. Bonds, 6/15/35                   10,790,000              11,426,869
Pertamina PT (Persero):
5.25% Nts., 5/23/21(1)                                 8,395,000               8,495,740
6.50% Sr. Unsec. Nts., 5/27/41(1)                      3,720,000               3,701,400
Petrobras International Finance Co.:
5.75% Sr. Unsec. Unsub. Nts., 1/20/20                  3,480,000               3,727,449
7.875% Sr. Unsec. Nts., 3/15/19                        3,760,000               4,569,393
Petroleos de Venezuela SA, 8.50% Sr.
Nts., 11/2/17                                         12,100,000               9,032,650
Petroleos Mexicanos:
5.50% Sr. Unsec. Unsub. Nts., 1/21/21                  6,070,000               6,394,745
6% Sr. Unsec. Unsub. Nts., 3/5/20                      2,750,000               3,031,875
Petroleum Co. of Trinidad & Tobago
Ltd., 9.75% Sr. Unsec. Nts., 8/14/19(1)                8,790,000              10,657,875
PT Adaro Indonesia, 7.625% Nts., 10/22/19(1)           7,570,000               8,440,550
Quicksilver Resources, Inc., 11.75%
Sr. Nts., 1/1/16                                       8,575,000               9,861,250
Range Resources Corp., 8% Sr. Unsec.
Sub. Nts., 5/15/19                                     4,585,000               4,997,650
SandRidge Energy, Inc.:
8.75% Sr. Unsec. Nts., 1/15/20                         9,535,000              10,202,450
9.875% Sr. Unsec. Nts., 5/15/16(1)                     4,820,000               5,314,050
Tengizchevroil LLP, 6.124% Nts., 11/15/14(1)          10,234,295              10,925,110
Venoco, Inc., 8.875% Sr. Unsec. Nts.,
2/15/19(1)                                             5,100,000               5,125,500
                                                                             -----------
                                                                             368,821,807
FINANCIALS-5.2%
CAPITAL MARKETS-1.1%
Banco de Credito del Peru, 9.75% Jr.
Sub. Nts., 11/6/69(4)                                  3,000,000               3,360,000
Berry Plastics Holding Corp., 10.25%
Sr. Unsec. Sub. Nts., 3/1/16                           3,354,000               3,278,535

24 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2011(Unaudited)

                                                    Principal
                                                      Amount                   Value
                                                   -------------            ------------
CAPITAL MARKETS CONTINUED
Credit Suisse First Boston
International, 6.80% Export-Import
Bank of Ukraine Nts., 10/4/12                       $  3,100,000             $ 3,193,000
Edgen Murray Corp., 12.25% Sr. Sec.
Nts., 1/15/15                                          5,345,000               5,411,813
Nationstar Mortgage LLC/Nationstar
Capital Corp., 10.875% Sr. Nts., 4/1/15(1)            24,290,000              25,383,050
Nuveen Investments, Inc.:
5.50% Sr. Unsec. Nts., 9/15/15                         4,182,000               3,690,615
10.50% Sr. Unsec. Unsub. Nts., 11/15/15                9,620,000               9,884,550
Pinafore LLC/Pinafore, Inc., 9% Sr.
Sec. Nts., 10/1/18(1)                                 10,995,000              11,902,088
Springleaf Finance Corp., 6.90% Nts.,
Series J, 12/15/17                                     9,375,000               8,648,438
Verso Paper Holdings LLC, 11.375% Sr.
Unsec. Sub. Nts., Series B, 8/1/16                    19,955,000              18,608,038
Verso Paper Holdings LLC/Verso Paper,
Inc., 8.75% Sr. Sec. Nts., 2/1/19(1)                   9,375,000               8,390,625
                                                                             -----------
                                                                             101,750,752
COMMERCIAL BANKS-2.2%
Akbank TAS, 5.125% Sr. Unsec. Nts., 7/22/15(1)         7,590,000               7,590,000
Alfa Bank/Alfa Bond Issuance plc,
7.875% Nts., 9/25/17(1)                                6,020,000               6,351,100
Banco BMG SA:
9.15% Nts., 1/15/16(1)                                18,050,000              19,133,000
9.95% Unsec. Unsub. Nts., 11/5/19(1)                   4,270,000               4,515,525
Banco Cruzeiro do Sul SA, 8.25% Sr.
Unsec. Nts., 1/20/16(1)                                3,110,000               3,063,350
Banco de Credito del Peru:
5.375% Sr. Nts., 9/16/20(1)                            1,790,000               1,713,925
6.95% Sub. Nts., 11/7/21(1,2)                          2,920,000               3,036,800
Banco do Brasil SA, 8.50% Jr. Sub.
Perpetual Bonds(1,14)                                  4,900,000               5,696,250
Banco do Brasil SA (Cayman), 6% Sr.
Unsec. Nts., 1/22/20(1)                                3,705,000               4,001,400
Banco PanAmericano SA, 8.50% Sr.
Unsec. Sub. Nts., 4/23/20(1)                           2,475,000               2,728,688
Banco Votorantim SA, 5.25% Sr. Unsec.
Unsub. Nts., 2/11/16(1)                                3,120,000               3,178,656
Bancolombia SA, 4.25% Sr. Unsec. Nts., 1/12/16(1)      6,160,000               6,221,600
Bank of Scotland plc:
4.375% Sr. Sec. Nts., 7/13/16                          7,617,000  EUR         11,320,598
4.50% Sr. Sec. Nts., 7/13/21                           5,215,000  EUR          7,450,928
BOM Capital plc, 6.699% Sr. Unsec.
Nts., 3/11/15(1)                                      10,145,000              10,613,699
CIT Group, Inc., 7% Sec. Bonds, 5/2/17(1)              6,045,000               6,045,000
Halyk Savings Bank of Kazakhstan JSC:
7.25% Unsec. Unsub. Nts., 5/3/17(1)                    3,585,000               3,638,775
9.25% Sr. Nts., 10/16/13(1)                           22,290,000              24,407,550
ICICI Bank Ltd.:
5.50% Sr. Unsec. Nts., 3/25/15(1)                     11,665,000              12,255,564
6.375% Bonds, 4/30/22(1,2)                            11,895,000              11,657,100
Ongko International Finance Co. BV,
10.50% Sec. Nts., 3/29/04(3,4)                         5,010,000                      --
PrivatBank JSC/UK SPV Credit Finance
plc, 8% Sr. Sec. Nts., 2/6/12(1)                       4,580,000               4,626,991
Salisbury International Investments
Ltd., 4.424% Sec. Nts., Series 2006-
003, Tranche E, 7/22/11(2,4)                           5,200,000               5,103,280

25 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2011(Unaudited)


                                                           Principal
                                                            Amount                   Value
                                                         ------------             ------------
COMMERCIAL BANKS CONTINUED
Turkiye Is Bankasi (Isbank), 5.10% Sr.
Unsec. Nts., 2/1/16(1)                                   $  4,660,000             $ 4,611,373
VEB Finance Ltd., 6.902% Sr. Unsec.
Unsub. Nts., 7/9/20(1)                                     13,905,000              14,865,836
VTB Capital SA:
6.315% Nts., 2/22/18(1)                                     7,790,000               8,004,206
6.465% Sr. Sec. Unsub. Nts., 3/4/15(1)                      4,490,000               4,771,523
6.551% Sr. Unsec. Nts., 10/13/20(1)                         4,410,000               4,498,200
                                                                                  -----------
                                                                                  201,100,917
CONSUMER FINANCE-0.3%
JSC Astana Finance, 9.16% Nts., 3/14/12(3)                 27,100,000               2,943,060
SLM Corp., 8% Sr. Nts., 3/25/20                             5,270,000               5,664,670
Speedy Cash, Inc., 10.75% Sr. Sec.
Nts., 10/15/18(1)                                           5,750,000               5,908,125
TMX Finance LLC/TitleMax Finance
Corp., 13.25% Sr. Sec. Nts., 7/15/15                        9,010,000              10,158,775
                                                                                  -----------
                                                                                   24,674,630
DIVERSIFIED FINANCIAL SERVICES-0.6%
Autopistas del Nordeste Cayman Ltd.,
9.39% Nts., 1/15/26(4)                                     10,508,362               9,930,402
BA Covered Bond Issuer, 4.25% Sec.
Nts., 4/5/17                                                1,560,000  EUR          2,274,368
Banco Invex SA, 29.368% Mtg.-Backed
Certificates, Series 062U, 3/13/34(12)                     17,962,375  MXN          2,548,203
BM&F BOVESPA SA, 5.50% Sr. Unsec.
Nts., 7/16/20(1)                                            2,785,000               2,897,793
GMAC LLC, 8% Sr. Unsec. Nts., 11/1/31                       4,780,000               5,198,250
ING Groep NV, 5.775% Jr. Unsec. Sub.
Perpetual Bonds(14)                                        11,230,000              10,387,750
JPMorgan Hipotecaria su Casita:
7.812% Sec. Nts., 8/26/35(2,4)                             20,232,960  MXN          1,907,120
27.787% Mtg.-Backed Certificates,
Series 06U, 9/25/35(2)                                      7,889,512  MXN          1,297,212
Korea Development Bank (The), 4% Sr.
Unsec. Unsub. Nts., 9/9/16                                  5,475,000               5,623,422
Tiers-BSP, 0%/8.60% Collateralized
Trust, Cl. A, 6/15/97(1,15)                                12,450,000               7,956,720
                                                                                  -----------
                                                                                   50,021,240
INSURANCE-0.1%
International Lease Finance Corp.:
8.625% Sr. Unsec. Unsub. Nts., 9/15/15(2)                   6,140,000               6,677,250
8.75% Sr. Unsec. Unsub. Nts., 3/15/17(2)                    5,635,000               6,177,369
                                                                                  -----------
                                                                                   12,854,619
REAL ESTATE INVESTMENT TRUSTS-0.4%
FelCor Escrow Holdings LLC, 6.75% Sr.
Sec. Nts., 6/1/19(1)                                       23,060,000              22,252,900
OMEGA Healthcare Investors, Inc.,
6.75% Sr. Unsec. Nts., 10/15/22(1)                          9,235,000               9,154,194
                                                                                  -----------
                                                                                   31,407,094
REAL ESTATE MANAGEMENT & DEVELOPMENT-0.3%
Country Garden Holdings Co., 11.125%
Sr. Unsec. Nts., 2/23/18(1)                                 6,210,000               6,427,350
Realogy Corp., 11.50% Sr. Unsec.
Unsub. Nts., 4/15/17                                       16,200,000              16,524,000
Wallace Theater Holdings, Inc., 12.50% Sr. Sec. Nts.,
6/15/13(1,2)                                                8,535,000               8,385,638
                                                                                  -----------
                                                                                   31,336,988

26 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2011(Unaudited)

                                                      Principal
                                                       Amount                   Value
                                                     -----------             -----------
THRIFTS & MORTGAGE FINANCE-0.2%
Banco Hipotecario SA, 9.75% Sr. Unsec.
Nts., 4/27/16(1)                                     $ 2,715,000             $ 2,837,175
WM Covered Bond Program:
4% Sec. Mtg. Nts., Series 2, 9/27/16                  10,035,000  EUR         14,787,837
4.375% Sec. Nts., 5/19/14                              1,305,000  EUR          1,954,245
                                                                             -----------
                                                                              19,579,257
HEALTH CARE-1.3%
BIOTECHNOLOGY-0.0%
Grifols SA/Giant Funding Corp., 8.25%
Sr. Nts., 2/1/18(1)                                    3,000,000               3,142,500
HEALTH CARE EQUIPMENT & SUPPLIES-0.4%
Accellent, Inc., 10% Sr. Unsec. Sub.
Nts., 11/1/17                                          8,810,000               8,677,850
Alere, Inc., 8.625% Sr. Unsec. Sub.
Nts., 10/1/18                                          3,835,000               3,930,875
Biomet, Inc.:
10.375% Sr. Unsec. Nts., 10/15/17(13)                  7,605,000               8,422,538
11.625% Sr. Unsec. Sub. Nts., 10/15/17                 7,546,000               8,394,925
DJO Finance LLC/DJO Finance Corp.,
9.75% Sr. Sub. Nts., 10/15/17(1)                       2,820,000               2,876,400
Inverness Medical Innovations, Inc.,
7.875% Sr. Unsec. Unsub. Nts., 2/1/16                  3,900,000               4,056,000
                                                                             -----------
                                                                              36,358,588
HEALTH CARE PROVIDERS & SERVICES-0.7%
Catalent Pharma Solutions, Inc., 9.50%
Sr. Unsec. Nts., 4/15/15(13)                           5,953,831               5,983,600
Gentiva Health Services, Inc., 11.50%
Sr. Unsec. Unsub. Nts., 9/1/18                         8,875,000               9,407,500
inVentiv Health, Inc., 10% Sr. Unsec.
Nts., 8/15/18(1)                                       4,925,000               4,838,813
Kindred Healthcare, Inc., 8.25% Sr.
Nts., 6/1/19(1)                                       11,485,000              11,485,000
Multiplan, Inc., 9.875% Sr. Nts., 9/1/18(1)            7,115,000               7,595,263
Oncure Holdings, Inc., 11.75% Sr. Sec.
Nts., 5/15/17                                          4,245,000               4,404,188
Radiation Therapy Services, Inc.,
9.875% Sr. Unsec. Sub. Nts., 4/15/17                   4,470,000               4,486,763
Select Medical Corp., 7.625% Sr.
Unsec. Sub. Nts., 2/1/15                               5,479,000               5,451,605
STHI Holding Corp., 8% Sec. Nts.,
3/15/18(1)                                             2,980,000               3,039,600
US Oncology, Inc., Escrow Shares
(related to 9.125% Sr. Sec. Nts., 8/15/17)             6,485,000                 145,913
Vanguard Health Holding Co. II
LLC/Vanguard Holding Co. II, Inc., 8%
Sr. Nts., 2/1/18                                       5,940,000               6,162,750
                                                                             -----------
                                                                              63,000,995
HEALTH CARE TECHNOLOGY-0.0%
MedAssets, Inc., 8% Sr. Nts., 11/15/18(1)              1,175,000               1,169,125
PHARMACEUTICALS-0.2%
Mylan, Inc., 6% Sr. Nts., 11/15/18(1)                  3,100,000               3,165,875
Valeant Pharmaceuticals International,
Inc., 6.875% Sr. Unsec. Nts., 12/1/18(1)               2,915,000               2,871,275
Warner Chilcott Co. LLC, 7.75% Sr.
Nts., 9/15/18(1)                                       8,635,000               8,753,731
                                                                             -----------
                                                                              14,790,881

27 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2011(Unaudited)

                                                        Principal
                                                         Amount                 Value
                                                       ------------          -----------
INDUSTRIALS-3.1%
AEROSPACE & DEFENSE-0.9%
BE Aerospace, Inc., 6.875% Sr. Nts., 10/1/20            $ 3,450,000          $ 3,631,125
DynCorp International, Inc., 10.375%
Sr. Unsec. Nts., 7/1/17(1)                               16,200,000           16,686,000
Hawker Beechcraft Acquisition Co. LLC:
8.50% Sr. Unsec. Nts., 4/1/15                            17,955,000           14,139,563
9.75% Sr. Unsec. Sub. Nts., 4/1/17                        3,575,000            2,520,375
Huntington Ingalls Industries, Inc.,
7.125% Sr. Unsec. Nts., 3/15/21(1)                        5,260,000            5,470,400
Kratos Defense & Security Solutions, Inc.:
10% Sr. Sec. Nts., 6/1/17                                 3,880,000            4,112,800
10% Sr. Sec. Nts., 6/1/17                                 3,430,000            3,635,800
TransDigm, Inc., 7.75% Sr. Sub. Nts.,
12/15/18(1)                                              16,630,000           17,544,650
Triumph Group, Inc., 8.625% Sr. Unsec.
Nts., 7/15/18                                            14,065,000           15,489,081
                                                                             -----------
                                                                              83,229,794
AIR FREIGHT & LOGISTICS-0.0%
AMGH Merger Sub, Inc., 9.25% Sr. Sec.
Nts., 11/1/18(1)                                          2,940,000            3,116,400
AIRLINES-0.2%
Delta Air Lines, Inc., 12.25% Sr. Sec.
Nts., 3/15/15(1)                                         13,555,000           15,079,938
BUILDING PRODUCTS-0.3%
Associated Materials LLC, 9.125% Sr.
Sec. Nts., 11/1/17(1)                                     4,230,000            4,230,000
Ply Gem Industries, Inc., 13.125% Sr.
Unsec. Sub. Nts., 7/15/14                                14,965,000           15,788,075
Roofing Supply Group LLC/Roofing
Supply Finance, Inc., 8.625% Sr. Sec.
Nts., 12/1/17(1)                                          4,205,000            4,220,769
                                                                             -----------
                                                                              24,238,844
COMMERCIAL SERVICES & SUPPLIES-0.2%
R. R. Donnelley & Sons Co., 7.25% Sr.
Nts., 5/15/18                                             7,455,000            7,456,864
West Corp.:
7.875% Sr. Nts., 1/15/19(1)                               4,680,000            4,551,300
8.625% Sr. Unsec. Nts., 10/1/18(1)                       10,130,000           10,281,950
                                                                             -----------
                                                                              22,290,114
CONSTRUCTION & ENGINEERING-0.2%
IIRSA Norte Finance Ltd., 8.75% Sr.
Nts., 5/30/24(1)                                         14,915,353           16,876,722
Odebrecht Finance Ltd., 7% Sr. Unsec.
Nts., 4/21/20(1)                                          3,020,000            3,337,100
                                                                             -----------
                                                                              20,213,822
ELECTRICAL EQUIPMENT-0.1%
Thermon Industries, Inc., 9.50% Sr.
Sec. Nts., 5/1/17                                         7,224,000            7,783,860
MACHINERY-0.5%
Cleaver-Brooks, Inc., 12.25% Sr. Sec.
Nts., 5/1/16(1)                                           9,910,000           10,256,850
Manitowoc Co., Inc. (The), 8.50% Sr.
Unsec. Nts., 11/1/20                                     10,735,000           11,513,288
Terex Corp., 8% Sr. Unsec. Sub. Nts., 11/15/17           16,700,000           17,201,000
Thermadyne Holdings Corp., 9% Sr. Sec.
Nts., 12/15/17(1)                                         5,180,000            5,439,000
                                                                             -----------
                                                                              44,410,138
MARINE-0.2%
Marquette Transportation Co./Marquette
Transportation Finance Corp., 10.875%
Sec. Nts., 1/15/17                                       10,430,000           10,560,375
Navios Maritime Acquisition Corp.,
8.625% Sr. Sec. Nts., 11/1/17                             2,595,000            2,569,050

28 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                                 Principal
                                                                                  Amount              Value
                                                                               ------------       -------------
MARINE CONTINUED
Navios Maritime Holdings, Inc./Navios Maritime Finance U.S.,
Inc., 8.875% Sr. Sec. Nts., 11/1/17                                            $  2,115,000       $   2,189,025
                                                                                                  -------------
                                                                                                     15,318,450
PROFESSIONAL SERVICES-0.1%
Altegrity, Inc., 10.50% Sr. Unsec. Sub. Nts., 11/1/15(1)                          6,823,000           7,095,920
TransUnion LLC/TransUnion Financing Corp., 11.375% Sr. Unsec. Nts., 6/15/18       2,355,000           2,672,925
                                                                                                  -------------
                                                                                                      9,768,845
ROAD & RAIL-0.4%
Hertz Corp., 7.50% Sr. Unsec. Nts., 10/15/18(1)                                  16,730,000          17,315,550
Kazakhstan Temir Zholy Finance BV, 6.375% Sr. Unsec. Nts., 10/6/20(1)             3,000,000           3,219,000
Western Express, Inc., 12.50% Sr. Sec. Nts., 4/15/15(1)                          13,924,000          13,227,800
                                                                                                  -------------
                                                                                                     33,762,350
INFORMATION TECHNOLOGY-1.6%
COMMUNICATIONS EQUIPMENT-0.2%
Telcordia Technologies, Inc., 11% Sr. Sec. Nts., 5/1/18(1)                       15,190,000          19,253,325
COMPUTERS & PERIPHERALS-0.2%
Seagate HDD Cayman:
6.875% Sr. Unsec. Nts., 5/1/20(1)                                                10,255,000          10,229,363
7% Sr. Unsec. Nts., 11/1/21(1)                                                    6,325,000           6,356,625
                                                                                                  -------------
                                                                                                     16,585,988
ELECTRONIC EQUIPMENT & INSTRUMENTS-0.2%
CDW LLC/CDW Finance Corp.:
11% Sr. Unsec. Nts., 10/12/15                                                     1,240,000           1,311,300
12.535% Sr. Unsec. Sub. Nts., 10/12/17                                           17,265,000          18,689,363
                                                                                                  -------------
                                                                                                     20,000,663
INTERNET SOFTWARE & SERVICES-0.2%
ITC DeltaCom, Inc., 10.50% Sr. Sec. Nts., 4/1/16                                 19,575,000          20,553,750
IT SERVICES-0.5%
Ceridian Corp., 11.25% Sr. Unsec. Nts., 11/15/15                                  8,195,000           8,235,975
First Data Corp.:
8.875% Sr. Sec. Nts., 8/15/20(1)                                                  8,875,000           9,518,438
9.875% Sr. Unsec. Nts., 9/24/15                                                  17,575,000          18,146,188
SunGard Data Systems, Inc., 7.625% Sr. Unsec. Nts., 11/15/20                      2,935,000           2,979,025
                                                                                                  -------------
                                                                                                     38,879,626
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-0.3%
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts., 8/1/20                       5,015,000           5,190,525
Freescale Semiconductor, Inc.:
9.25% Sr. Sec. Nts., 4/15/18(1)                                                   6,025,000           6,522,063
10.75% Sr. Unsec. Nts., 8/1/20(1)                                                15,280,000          17,342,800
                                                                                                  -------------
                                                                                                     29,055,388
MATERIALS-3.5%
CHEMICALS-0.8%
Braskem Finance Ltd., 5.75% Sr. Unsec. Nts., 4/15/21(1)                           9,330,000           9,435,429
Celanese US Holdings LLC, 5.875% Sr. Nts., 6/15/21                                5,750,000           5,886,563
Ferro Corp., 7.875% Sr. Unsec. Nts., 8/15/18                                      8,500,000           8,861,250

29 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                                 Principal
                                                                                  Amount              Value
                                                                               ------------       -------------
CHEMICALS CONTINUED
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC:
8.875% Sr. Sec. Nts., 2/1/18                                                   $ 10,690,000       $  11,171,050
9% Sec. Nts., 11/15/20                                                            5,000,000           5,150,000
Lyondell Chemical Co., 8% Sr. Sec. Nts., 11/1/17(1)                              10,750,000          11,986,250
Momentive Performance Materials, Inc., 9% Sec. Nts., 1/15/21                     16,725,000          17,143,125
                                                                                                  -------------
                                                                                                     69,633,667
CONSTRUCTION MATERIALS-0.4%
Building Materials Corp. of America, 6.75% Sr. Nts., 5/1/21(1)                    5,765,000           5,808,238
CEMEX Espana SA, 9.25% Sr. Sec. Nts., 5/12/20(1)                                  4,134,000           4,113,330
CEMEX Finance LLC, 9.50% Sr. Sec. Bonds, 12/14/16(1)                              4,545,000           4,721,119
CEMEX SAB de CV, 9% Sr. Sec. Nts., 1/11/18(1)                                     4,965,000           5,076,713
Ply Gem Industries, Inc., 8.25% Sr. Sec. Nts., 2/15/18(1)                         7,970,000           7,591,425
Rearden G Holdings Eins GmbH, 7.875% Sr. Unsec. Nts., 3/30/20(1)                  3,640,000           3,985,800
West China Cement Ltd., 7.50% Sr. Nts., 1/25/16(1)                                4,040,000           3,898,600
                                                                                                  -------------
                                                                                                     35,195,225
CONTAINERS & PACKAGING-0.4%
Berry Plastics Corp., 9.75% Sec. Nts., 1/15/21                                   14,645,000          14,242,263
Polymer Group, Inc., 7.75% Sr. Sec. Nts., 2/1/19(1)                               7,805,000           7,863,538
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                                       11,690,000          10,959,375
                                                                                                  -------------
                                                                                                     33,065,176
METALS & MINING-1.0%
Aleris International, Inc., 7.625% Sr. Nts., 2/15/18(1)                          17,915,000          17,959,788
Alrosa Finance SA, 7.75% Nts., 11/3/20(1)                                         6,070,000           6,616,300
Consolidated Minerals Ltd., 8.875% Sr. Sec. Nts., 5/1/16(1)                       4,650,000           4,591,875
CSN Islands XI Corp., 6.875% Sr. Unsec. Nts., 9/21/19(1)                          2,700,000           2,959,875
Ferrexpo Finance plc, 7.875% Sr. Unsec. Bonds, 4/7/16(1)                          8,075,000           8,347,935
JSC Severstal, 6.70% Nts., 10/25/17(1)                                            7,410,000           7,558,200
Metinvest BV, 8.75% Sr. Unsec. Unsub. Nts., 2/14/18(1)                            6,235,000           6,484,400
Vedanta Resources plc:
8.25% Sr. Unsec. Nts., 6/7/21(1)                                                  9,290,000           9,406,125
9.50% Sr. Unsec. Nts., 7/18/18(1)                                                28,320,000          31,010,400
                                                                                                  -------------
                                                                                                     94,934,898
PAPER & FOREST PRODUCTS-0.9%
ABI Escrow Corp., 10.25% Sr. Sec. Nts., 10/15/18(1)                               6,643,000           7,224,263
Ainsworth Lumber Co. Ltd., 11% Sr. Unsec. Unsub. Nts., 7/29/15(1),(13)           14,583,820          13,562,953
Appleton Papers, Inc., 10.50% Sr. Sec. Nts., 6/15/15(1)                          16,685,000          17,477,538
Catalyst Paper Corp., 11% Sr. Sec. Nts., 12/15/16(1)                             14,799,000          12,727,140
Mercer International, Inc., 9.50% Sr. Unsec. Nts., 12/1/17                        8,765,000           9,444,288
NewPage Corp., 11.375% Sr. Sec. Nts., 12/31/14                                   18,110,000          16,978,125
Norske Skogindustrier ASA, 6.125% Unsec. Bonds, 10/15/15(1)                       5,600,000           4,634,000
                                                                                                  -------------
                                                                                                     82,048,307

30 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                                 Principal
                                                                                  Amount              Value
                                                                               ------------       -------------
TELECOMMUNICATION SERVICES-1.7%
DIVERSIFIED TELECOMMUNICATION SERVICES-0.9%
Axtel SAB de CV, 9% Sr. Unsec. Nts., 9/22/19(1)                                $  9,115,000       $   8,946,373
Broadview Networks Holdings, Inc., 11.375% Sr. Sec. Nts., 9/1/12                  4,815,000           4,586,288
Cincinnati Bell, Inc.:
8.25% Sr. Nts., 10/15/17                                                          4,585,000           4,630,850
8.75% Sr. Unsec. Sub. Nts., 3/15/18                                               7,505,000           7,167,275
Intelsat Bermuda Ltd.:                                                            9,665,000          10,401,956
11.25% Sr. Unsec. Nts., 2/4/17
12.50% Sr. Unsec. Nts., 2/4/17(13)                                                5,259,375           5,666,977
Intelsat Jackson Holdings SA, 7.25% Sr. Unsec. Nts., 10/15/20(1)                  2,810,000           2,802,975
Level 3 Financing, Inc., 9.375% Sr. Unsec. Unsub. Nts., 4/1/19(1)                12,915,000          13,367,025
Telemar Norte Leste SA, 5.50% Sr. Unsec. Nts., 10/23/20(1)                       15,409,000          15,293,433
Wind Acquisition Finance SA, 7.25% Sr. Sec. Nts., 2/15/18(1)                      4,550,000           4,743,375
Windstream Corp., 8.125% Sr. Unsec. Unsub. Nts., 9/1/18                           4,845,000           5,159,925
                                                                                                  -------------
                                                                                                     82,766,452
WIRELESS TELECOMMUNICATION SERVICES-0.8%
America Movil SAB de CV:
6.125% Sr. Unsec. Unsub. Nts., 3/30/40                                            4,750,000           4,988,593
8.46% Sr. Unsec. Unsub. Bonds, 12/18/36                                          42,300,000 MXN       3,331,532
Cricket Communications, Inc., 7.75% Sr. Unsec. Nts., 10/15/20                    19,805,000          19,458,413
MetroPCS Wireless, Inc., 6.625% Sr. Unsec. Nts., 11/15/20                        10,330,000          10,252,525
MTS International Funding Ltd., 8.625% Sr. Unsec. Nts., 6/22/20(1)                8,165,000           9,359,131
Vimpel Communications/VIP Finance Ireland Ltd. OJSC, 7.748% Nts., 2/2/21(1)       4,665,000           4,828,275
VIP Finance Ireland Ltd., 9.125% Bonds, 4/30/18(1)                               17,250,000          19,566,675
                                                                                                  -------------
                                                                                                     71,785,144
UTILITIES-2.8%
ELECTRIC UTILITIES-1.7%
Centrais Eletricas Brasileiras SA, 6.875% Sr. Unsec. Unsub. Nts., 7/30/19(1)      8,725,000           9,924,688
Edison Mission Energy, 7% Sr. Unsec. Nts., 5/15/17                               14,110,000          11,499,650
Empresa Distribuidora y Comercializadora Norte SA, 9.75% Nts., 10/25/22(1)        3,120,000           3,159,000
Empresas Publicas de Medellin ESP, 7.625% Sr. Unsec. Nts., 7/29/19(1)             5,140,000           6,000,950
Energy Future Intermediate Holding Co. LLC, 10% Sr. Sec. Nts., 12/1/20           10,024,000          10,735,263
Eskom Holdings Ltd.:
5.75% Sr. Unsec. Bonds, 1/26/21(1)                                               10,875,000          11,310,000
7.85% Sr. Unsec. Unsub. Nts., Series ES26, 4/2/26                               115,000,000 ZAR      15,191,912
10% Nts., Series ES23, 1/25/23                                                  137,000,000 ZAR      21,735,140
Israel Electric Corp. Ltd., 7.25% Nts., 1/15/19(1)                               17,680,000          19,432,583
Majapahit Holding BV:
7.75% Nts., 10/17/16(1)                                                           8,820,000          10,275,300
8% Sr. Unsec. Nts., 8/7/19(1)                                                     4,000,000           4,750,000

31 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                                 Principal
                                                                                  Amount              Value
                                                                               ------------       -------------
ELECTRIC UTILITIES CONTINUED
National Power Corp., 5.875% Unsec. Unsub. Bonds, 12/19/16                      421,000,000 PHP   $  10,605,120
Texas Competitive Electric Holdings Co. LLC:
10.25% Sr. Unsec. Nts., Series A, 11/1/15                                        30,865,000          18,827,650
10.25% Sr. Unsec. Nts., Series B, 11/1/15                                         5,445,000           3,294,225
                                                                                                  -------------
                                                                                                    156,741,481
ENERGY TRADERS-0.9%
Colbun SA, 6% Sr. Unsec. Nts., 1/21/20(1)                                         5,760,000           6,063,961
Comision Federal de Electricidad, 4.875% Sr. Nts., 5/26/21(1)                     6,215,000           6,237,374
Energy Future Holdings Corp., 10% Sr. Sec. Nts., 1/15/20                         10,350,000          11,032,645
First Wind Capital LLC, 10.25% Sr. Sec. Nts., 6/1/18(1)                             998,000           1,012,970
Foresight Energy LLC, 9.625% Sr. Unsec. Nts., 8/15/17(1)                         16,500,000          17,593,125
GenOn Energy, Inc.:
9.50% Sr. Unsec. Nts., 10/15/18                                                   5,475,000           5,721,375
9.875% Sr. Unsec. Nts., 10/15/20                                                  5,475,000           5,748,750
Power Sector Assets & Liabilities Management Corp.:
7.25% Sr. Gtd. Unsec. Nts., 5/27/19(1)                                            4,920,000           5,842,500
7.39% Sr. Gtd. Unsec. Nts., 12/2/24(1)                                            4,370,000           5,178,450
PT Cikarang Listindo/Listindo Capital BV, 9.25% Sr. Nts., 1/29/15(1)              4,240,000           4,646,336
United Maritime Group LLC, 11.75% Sr. Sec. Nts., 6/15/15                         13,563,000          14,241,150
                                                                                                  -------------
                                                                                                     83,318,636
GAS UTILITIES-0.1%
Ferrellgas LP/Ferrellgas Finance Corp., 6.50% Sr. Nts., 5/1/21(1)                 2,590,000           2,460,500
TGI International Ltd., 9.50% Nts., 10/3/17(1)                                    5,268,000           5,946,255
                                                                                                  -------------
                                                                                                      8,406,755
WATER UTILITIES-0.1%
Cia de Saneamento Basico do Estado de Sao Paulo, 6.25% Sr.
Unsec. Nts., 12/16/20(1)                                                          5,585,000           5,752,550
                                                                                                  -------------
Total Corporate Bonds and Notes (Cost $2,553,048,149)                                             2,618,157,562

                                                                                    Shares
                                                                                 -----------
PREFERRED STOCKS-0.3%
Ally Financial, Inc., 7%, Non-Vtg.(1)                                                 19,515        18,341,661
GMAC Capital Trust I, 8.125% Cum.                                                    120,000         3,072,000
Greektown Superholdings, Inc., Series A-1(16),(17)                                   109,250         7,815,745
                                                                                                  ------------
Total Preferred Stocks (Cost $30,957,733)                                                           29,229,406

COMMON STOCKS-0.7%
AbitibiBowater, Inc.(17)                                                             329,842         6,695,793
American Media Operations, Inc.(16),(17)                                             535,548         8,568,768
Arco Capital Corp. Ltd.(4),(16),(17)                                               2,494,716         4,989,432
Dana Holding Corp.(17)                                                               269,913         4,939,408
Gaylord Entertainment Co., Cl. A(17)                                                 285,149         8,554,470
Global Aviation Holdings, Inc.(17)                                                     3,200            32,000
Greektown Superholdings, Inc.(16),(17)                                                 8,267           550,169
Kaiser Aluminum Corp.                                                                  2,405           131,361

32 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                                                        Shares      Value
                                                                                                       --------   -----------
Linn Energy LLC                                                                                         120,704   $ 4,715,905
LyondellBasell Industries NV, Cl. A                                                                     281,316    10,836,292
MHP SA, GDR(1),(17)                                                                                     243,656     4,020,324
Orbcomm, Inc.(17)                                                                                        30,391        95,124
Premier Holdings Ltd.(17)                                                                               799,833             -
USA Mobility, Inc.                                                                                           44           671
Visteon Corp.(17)                                                                                       180,521    12,349,442
                                                                                                                  -----------
Total Common Stocks (Cost $102,853,882)                                                                            66,479,159

                                                                                                         Units
                                                                                                        -------
RIGHTS, WARRANTS AND CERTIFICATES-0.0%
ASG Warrant Corp. Wts., Strike Price $0.01, Exp. 5/15/18(4),(17)                                        17,071      2,133,875
MediaNews Group, Inc. Wts., Strike Price $0.001, Exp. 3/19/17(17)                                       31,274          1,125
                                                                                                                  -----------
Total Rights, Warrants and Certificates (Cost $928,060)                                                             2,135,000

                                                                                                  Principal
                                                                                                   Amount
                                                                                               --------------
STRUCTURED SECURITIES-5.6%
Barclays Bank plc:
Indonesia (Republic of) Total Return Linked Bonds, 10.50%, 8/19/30                             49,300,000,000 IDR   6,669,542
Indonesia (Republic of) Total Return Linked Bonds, 10.50%, 8/19/30                             37,140,000,000 IDR   5,024,478
Indonesia (Republic of) Total Return Linked Bonds, Series 22, 11%, 9/17/25                     36,870,000,000 IDR   5,267,163
Indonesia (Republic of) Total Return Linked Nts., Series 50, 10.50%, 8/19/30                   30,680,000,000 IDR   4,150,538
Indonesia (Republic of) Total Return Linked Nts., Series 51, 10.50%, 8/19/30                   26,580,000,000 IDR   3,595,871
Indonesia (Republic of) Total Return Linked Nts., Series 51, 11%, 9/17/25                      26,580,000,000 IDR   3,797,157
Russian Federation Total Return Linked Bonds, 7.15%, 1/25/13(2)                                   216,840,000 RUR   7,962,881
Russian Federation Total Return Linked Bonds, 6.70%, 2/8/13(2)                                    222,190,000 RUR   8,111,607
Citigroup Funding, Inc.:
ALROSA Russia Corporate Bond Credit Linked Unsec. Nts., 8.25%, 6/25/15(2),(4)                      71,890,000 RUR   2,645,121
Indonesia (Republic of) Credit Linked Nts., Series 23, 11%, 9/17/25                            24,580,000,000 IDR   3,511,442
Indonesia (Republic of) Credit Linked Nts., Series 25, 11%, 9/17/25                            46,020,000,000 IDR   6,574,310
Indonesia (Republic of) Credit Linked Nts., Series 55, 10.50%, 8/19/30                         46,020,000,000 IDR   6,225,808
Indonesia (Republic of) Total Return Linked Nts., 11%, 9/17/25                                 28,180,000,000 IDR   4,025,729
Instituto Costarricense De Eletricidad Total Return Linked Nts., 2.274%, 10/25/11(2)                7,495,000       7,545,297
Russian Federation Credit Linked Bonds, 6.70%, 2/8/13(2),(4)                                      148,920,000 RUR   5,384,440
Ukraine (Republic of) Credit Linked Nts., 5.50%, 9/1/15(2),(4)                                     65,722,500 UAH   7,568,894

33 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                                       Principal
                                                                                         Amount                  Value
                                                                                    ---------------          -------------
Citigroup Global Markets Holdings, Inc.:
Adira Dinamika Multi Finance Credit Linked Nts., 6.75%, 1/5/12(4),(7)               127,800,000,000 IDR      $  14,902,921
Colombia (Republic of) Credit Linked Bonds, 11.25%, 10/25/18(4)                       8,155,000,000 COP          5,607,963
Colombia (Republic of) Credit Linked Nts., 13.753%, 2/26/15(4),(12)                   5,870,000,000 COP          7,335,528
Colombia (Republic of) Credit Linked Nts., Series 01, 13.753%, 2/26/15(4),(12)        2,175,000,000 COP          2,718,019
Colombia (Republic of) Credit Linked Nts., Series 02, 13.753%, 2/26/15(4),(12)        3,317,000,000 COP          4,145,135
Colombia (Republic of) Total Return Linked Bonds, 7.25%, 6/16/16                     23,918,000,000 COP         13,757,241
Colombia (Republic of) Total Return Linked Bonds, Series 2, 11%, 7/27/20             10,191,000,000 COP          6,993,237
Colombia (Republic of) Total Return Linked Bonds, Series 2, 7.25%, 6/16/16           26,039,000,000 COP         14,977,206
Dominican Republic Unsec. Credit Linked Nts., 15%, 3/12/12(4)                           182,600,000 DOP          4,908,226
Credit Suisse First Boston International:
Moitk Total Return Linked Nts., 21%, 3/30/11(3)                                         196,587,000 RUR             21,119
Russian Oreniz Total Return Linked Nts., 9.24%, 2/24/12(2)                              305,165,000 RUR         10,840,306
Credit Suisse First Boston, Inc. (Nassau Branch), Russian Specialized Construction
& Installation Administration Total Return Linked Nts., 13%, 5/20/10(3)                 335,100,000 RUR              1,200
Credit Suisse Group AG, Russian Moscoblgaz Finance Total Return
Linked Nts., 9.25%, 6/27/12                                                             154,040,000 RUR          5,502,266
Credit Suisse International:
OAO Gazprom Total Return Linked Nts., 13.12%, 6/28/12(2)                                 59,420,000 RUR          2,284,709
OAO Gazprom Total Return Linked Nts., 13.12%, 6/28/12(2)                                 79,950,000 RUR          3,074,092
OAO Gazprom Total Return Linked Nts., 13.12%, 6/28/12(2)                                 85,510,000 RUR          3,287,875
Deutsche Bank AG:
Coriolanus Ltd. Sec. Credit Linked Bonds, Series 128, 3.006%, 5/6/25(4),(11)              5,033,551              3,280,956
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.061%, 5/6/25(4),(11)                          6,413,518              4,180,443
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.10%, 5/6/25(4),(11)                           5,537,046              3,609,143
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.134%, 5/6/25(4),(11)                          4,949,420              3,226,118
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.187%, 5/6/25(4),(11)                          6,162,429              4,016,779
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.238%, 5/6/25(4),(11)                          7,033,479              4,584,544
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.266%, 5/6/25(4),(11)                          5,618,926              3,662,514
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.338%, 5/6/25(4),(11)                          5,281,550              3,442,607
Coriolanus Ltd. Sec. Credit Linked Nts., 11.836%, 12/31/17(4)                            50,470,000 BRR         30,056,874
Indonesia (Republic of) Credit Linked Nts., 10.50%, 8/23/30                          57,330,000,000 IDR          7,755,879
Indonesia (Republic of) Credit Linked Nts., Series 03, 11%, 9/17/25                  35,580,000,000 IDR          5,082,876
JSC Gazprom Total Return Linked Nts., 13.12%, 6/28/12(2)                                 74,280,000 RUR          2,860,069
JSC Gazprom Total Return Linked Nts., Series 4, 13.12%, 6/28/12(2)                       88,460,000 RUR          3,406,054
JSC VTB Bank Credit Linked Nts., 12%, 6/19/12(2)                                         76,400,000 UAH          9,710,672
Opic Reforma I Credit Linked Nts., Cl. 2A, 8.344%, 5/22/15(2),(4)                         1,803,555 MXN            152,197

34 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                                       Principal
                                                                                         Amount                  Value
                                                                                    ---------------          -------------
Opic Reforma I Credit Linked Nts., Cl. 2B, 8.344%, 5/22/15(2),(4)                         3,155,364 MXN      $     266,272
Opic Reforma I Credit Linked Nts., Cl. 2C, 8.344%, 5/22/15(2),(4)                        47,575,229 MXN          4,014,738
Opic Reforma I Credit Linked Nts., Cl. 2D, 8.344%, 5/22/15(2),(4)                         3,467,217 MXN            292,589
Opic Reforma I Credit Linked Nts., Cl. 2E, 8.344%, 5/22/15(2),(4)                         2,518,999 MXN            212,571
Opic Reforma I Credit Linked Nts., Cl. 2F, 8.344%, 5/22/15(2),(4)                         1,608,758 MXN            135,758
Opic Reforma I Credit Linked Nts., Cl. 2G, 8.344%, 5/22/15(2),(4)                           296,268 MXN             25,001
Ukraine (Republic of) 6 yr. Total Return Linked Nts., 4.05%, 8/30/11                      6,160,000              5,976,309
Ukraine (Republic of) 6.5 yr. Total Return Linked Nts., 4.05%, 2/29/12                    6,160,000              5,258,977
Ukraine (Republic of) 7 yr. Total Return Linked Nts., 4.05%, 8/30/12                      6,160,000              4,687,021
Eirles Two Ltd. Sec. Nts.:
Series 324, 3.635%, 4/30/12(2),(4)                                                       15,000,000             13,797,000
Series 335, 2.085%, 4/30/12(2),(4)                                                       17,500,000             16,787,750
Goldman Sachs Capital Markets LP, Colombia (Republic of)
Credit Linked Nts., 10.479%, 2/8/37(4),(11)                                         245,971,200,000 COP          7,091,312
Hallertau SPC Credit Linked Nts.:
Series 2007-01, 2.445%, 12/20/17(2),(4)                                                  24,000,000             21,729,600
Series 2008-01, 9.878%, 8/2/10(3),(4),(11)                                               37,994,727 BRR          2,434,545
Series 2008-2A, 7.85%, 9/17/13(2),(4)                                                    29,300,625             29,851,477
HSBC Bank USA NA, Indonesia (Republic of) Credit Linked Nts.,
Series 2, 9.50%, 7/15/31(1)                                                          47,791,000,000 IDR          5,971,587
JPMorgan Chase & Co.:
Colombia (Republic of) Credit Linked Nts., 11%, 7/28/20(4)                            4,890,000,000 COP          3,356,381
Indonesia (Republic of) Credit Linked Bonds, 10.50%, 8/19/30(1)                      32,750,000,000 IDR          4,430,578
Indonesia (Republic of) Credit Linked Bonds, Series 04, 11%, 9/17/25(1)              26,580,000,000 IDR          3,797,157
Indonesia (Republic of) Credit Linked Nts., Series 04, 10.50%, 8/19/30(1)            24,990,000,000 IDR          3,380,768
Indonesia (Republic of) Credit Linked Nts., Series 52, 10.50%, 8/19/30(1)            30,680,000,000 IDR          4,150,538
Indonesia (Republic of) Credit Linked Nts., Series 55, 11%, 9/17/25(1)               30,680,000,000 IDR          4,382,874
Indonesia (Republic of) Total Return Linked Nts., 10.50%, 8/19/30(1)                 11,890,000,000 IDR          1,608,537
Indonesia (Republic of) Total Return Linked Nts., Series 53, 11%, 9/17/25(1)         28,180,000,000 IDR          4,025,729
JPMorgan Chase Bank NA:
Indonesia (Republic of) Credit Linked Nts., Series 1, 9.50%, 7/17/31(1)              49,017,000,000 IDR          6,124,779
Indonesia (Republic of) Credit Linked Nts., Series 2, 10.50%, 8/19/30(1)             57,330,000,000 IDR          7,755,879
Indonesia (Republic of) Credit Linked Nts., Series 2, 11%, 9/17/25(1)                22,150,000,000 IDR          3,164,298
Indonesia (Republic of) Credit Linked Nts., Series 3, 11%, 9/17/25(1)                44,300,000,000 IDR          6,328,595
Russian Federation Credit Linked Bonds, 6.70%, 2/8/13(2),(4)                            149,000,000 RUR          5,439,621

35 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                                       Principal
                                                                                         Amount                  Value
                                                                                    ---------------          -------------
Russian Federation Credit Linked Bonds, Series 2, 7.15%, 1/25/13(2),(4)                 182,420,000 RUR      $   6,698,897
LB Peru Trust II Certificates, Series 1998-A, 4.541%, 2/28/16(3),(11)                    14,029,589              1,402,959
Lehman Brothers Treasury Co. BV, Microvest Capital Management LLC
Credit Linked Nts., 7.55%, 5/24/12(4)                                                     5,464,438              2,844,786
Merrill Lynch, Colombia (Republic of) Credit Linked Nts., 10%, 11/17/16(4)            7,928,000,000 COP          4,803,409
Morgan Stanley:
Peru (Republic of) Credit Linked Nts., 6.25%, 3/23/17(1)                                 15,932,000 PEN          4,755,147
Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 5%, 8/22/34           231,112,980 RUR          3,904,950
Morgan Stanley Capital Services, Inc.:
Brazil (Federal Republic of) Credit Linked Nts., 12.561%, 1/5/22(1),(11)                113,353,000 BRR         10,881,060
GISAD Sr. Unsec. Credit Linked Nts., 166.572%, 4/2/13(11)                                23,262,400 EUR          1,686,708
United Mexican States Credit Linked Nts., 5.64%, 11/20/15(4)                                300,000                272,130
Standard Bank Group Ltd., Ghana (Republic of) Credit Linked
Bonds, 11.155%, 9/21/11(1),(11)                                                           6,380,000 GHS          4,118,641
Standard Charter Bank:
Ghana (Republic of) Credit Linked Bonds, 11.441%, 9/1/11(4),(11)                          1,530,000 GHS            993,556
Ghana (Republic of) Credit Linked Bonds, 11.44%, 9/8/11(4),(11)                           7,180,000 GHS          4,653,104
UBS AG, Ghana (Republic of) Credit Linked Nts., 14.47%, 12/28/11(4)                       4,821,752 GHS          3,217,682
                                                                                                             -------------
Total Structured Securities (Cost $558,683,904)                                                                504,156,316

                                                                     Expiration   Strike
                                                                        Date       Price      Contracts
                                                                     ----------   ------     -----------
OPTIONS PURCHASED-0.0%
New Turkish Lira (TRY) Put(17)                                           9/6/11    2.25 EUR   12,830,000           42,793
New Turkish Lira (TRY) Put(17)                                           9/6/11    2.25 EUR   12,830,000           45,353
                                                                                                             ------------
Total Options Purchased (Cost $347,123)                                                                            88,146

                                                                                              Shares
                                                                                          --------------
INVESTMENT COMPANIES-19.1%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.15% (16),(18)                          363,811,958      363,811,958
Oppenheimer Master Event-Linked Bond Fund, LLC (16)                                           15,571,553      169,836,512
Oppenheimer Master Loan Fund, LLC (16)                                                       100,279,884    1,202,985,262
                                                                                                           --------------
Total Investment Companies (Cost $1,720,219,932)                                                            1,736,633,732
Total Investments, at Value (Cost $9,284,824,203)                                                  102.9%   9,341,004,059
Liabilities in Excess of Other Assets                                                               (2.9)    (266,192,541)
                                                                                            -----------------------------
Net Assets                                                                                         100.0%  $9,074,811,518
                                                                                            =============================

36 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

----------
Footnotes to Statement of Investments

Principal amount and strike price are reported in U.S. Dollars, except for those denoted in the following currencies:

AUD  Australian Dollar
BRR  Brazilian Real
CAD  Canadian Dollar
COP  Colombian Peso
DKK  Danish Krone
DOP  Dominican Republic Peso
EUR  Euro
GBP  British Pound Sterling
GHS  Ghana Cedi
HUF  Hungarian Forint
IDR  Indonesia Rupiah
JPY  Japanese Yen
KRW  South Korean Won
MXN  Mexican Nuevo Peso
MYR  Malaysian Ringgit
NOK  Norwegian Krone
PEN  Peruvian New Sol
PHP  Philippines Peso
PLZ  Polish Zloty
RUR  Russian Ruble
SEK  Swedish Krona
TRY  New Turkish Lira
UAH  Ukraine Hryvnia
ZAR  South African Rand

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,813,017,646 or 19.98% of the Fund's net assets as of June 30, 2011.

2. Represents the current interest rate for a variable or increasing rate security.

3. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

4. Restricted security. The aggregate value of restricted securities as of June 30, 2011 was $365,398,869, which represents 4.03% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                                                                        UNREALIZED
                                                                            ACQUISITION                                APPRECIATION
SECURITY                                                                       DATES           COST        VALUE      (DEPRECIATION)
-----------------------------------------------------------------------  ----------------  -----------  -----------  --------------
Arco Capital Corp. Ltd.                                                           2/27/07  $37,420,740  $ 4,989,432  $  (32,431,308)
ASG Warrant Corp. Wts., Strike Price $0.01, Exp. 5/15/18                  4/28/10-12/6/10      928,060    2,133,875       1,205,815
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26                 2/22/06-11/21/06   10,634,573    9,930,402        (704,171)
Banco de Credito del Peru, 9.75% Jr. Sub. Nts., 11/6/69                          10/30/09    3,000,000    3,360,000         360,000
Citigroup Funding, Inc., ALROSA Russia Corporate Bond Credit
Linked Unsec. Nts., 8.25%, 6/25/15                                                 3/1/11    2,544,987    2,645,121         100,134
Citigroup Funding, Inc., Russian Federation Credit Linked Bonds,
6.70%, 2/8/13                                                                      3/2/11    5,290,340    5,384,440          94,100
Citigroup Funding, Inc., Ukraine (Republic of) Credit Linked Nts.,
5.50%, 9/1/15                                                                      9/7/10    6,909,853    7,568,894         659,041
Citigroup Global Markets Holdings, Inc., Adira Dinamika Multi Finance
Credit Linked Nts., 6.75%, 1/5/12                                                 6/17/11   14,843,206   14,902,921          59,715
Citigroup Global Markets Holdings, Inc., Colombia (Republic of) Credit
Linked Bonds, 11.25%, 10/25/18                                                    12/9/08    3,446,877    5,607,963       2,161,086
Citigroup Global Markets Holdings, Inc., Colombia (Republic of) Credit
Linked Nts., 13.753%, 2/26/15                                                     7/18/08    4,899,904    7,335,528       2,435,624
Citigroup Global Markets Holdings, Inc., Colombia (Republic of) Credit
Linked Nts., Series 01, 13.753%, 2/26/15                                          7/31/08    1,834,922    2,718,019         883,097

37 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS   June 30, 2011 (Unaudited)

                                                                                                       Unrealized
                                                          Acquisition                                 Appreciation
Security                                                     Dates            Cost         Value     (Depreciation)
--------------------------------------------------     ----------------   ------------  -----------   -------------
Citigroup Global Markets
Holdings, Inc., Colombia
(Republic of) Credit Linked
Nts., Series 02, 13.753%, 2/26/15                                 8/8/08     2,816,613     4,145,135      1,328,522
Citigroup Global Markets
Holdings, Inc., Dominican
Republic Unsec. Credit Linked
Nts., 15%, 3/12/12                                                3/7/07     5,482,278     4,908,226       (574,052)
City of Kyiv Via Kyiv Finance
plc Sr. Unsec. Bonds, 9.375%, 7/11/16                            6/30/11     3,675,000     3,675,000             --
Deutsche Alt-A Securities,
Inc., Mtg. Pass-Through
Certificates, Series 2007-RS1,
 Cl. A2, 0.686%, 1/27/37                                         5/29/08     2,680,358     2,031,216       (649,142)
Deutsche Bank AG, Coriolanus
Ltd. Sec. Credit Linked
Bonds, Series 128, 3.006%, 5/6/25                                10/8/10     3,346,171     3,280,956        (65,215)
Deutsche Bank AG, Coriolanus
Ltd. Sec. Credit Linked
Bonds, 3.338%, 5/6/25                                            4/16/09     3,403,231     3,442,607         39,376
Deutsche Bank AG, Coriolanus
Ltd. Sec. Credit Linked
Bonds, 3.266%, 5/6/25                                            8/18/09     3,642,960     3,662,514         19,554
Deutsche Bank AG, Coriolanus
Ltd. Sec. Credit Linked
Bonds, 3.238%, 5/6/25                                            9/25/09     4,571,159     4,584,544         13,385
Deutsche Bank AG, Coriolanus
Ltd. Sec. Credit Linked
Bonds, 3.187%, 5/6/25                                           12/17/09     4,023,469     4,016,779         (6,690)
Deutsche Bank AG, Coriolanus
Ltd. Sec. Credit Linked
Bonds, 3.134%, 5/6/25                                            3/30/10     3,247,593     3,226,118        (21,475)
Deutsche Bank AG, Coriolanus
Ltd. Sec. Credit Linked
Bonds, 3.10%, 5/6/25                                             5/18/10     3,646,293     3,609,143        (37,150)
Deutsche Bank AG, Coriolanus
Ltd. Sec. Credit Linked
Bonds, 3.061%, 5/6/25                                            7/16/10     4,239,193     4,180,443        (58,750)
Deutsche Bank AG, Coriolanus
Ltd. Sec. Credit Linked Nts.,
11.836%, 12/31/17                                                9/19/07    21,882,760    30,056,874      8,174,114
Deutsche Bank AG, Opic Reforma I
Credit Linked Nts.,
Cl. 2A, 8.344%, 5/22/15                                          5/21/08       173,895       152,197        (21,698)
Deutsche Bank AG, Opic
Reforma I Credit Linked Nts.,
 Cl. 2B, 8.344%, 5/22/15                                         6/12/08       297,596       266,272        (31,324)
Deutsche Bank AG, Opic
Reforma I Credit Linked Nts.,
Cl. 2C, 8.344%, 5/22/15                                          6/18/08     4,615,780     4,014,738       (601,042)
Deutsche Bank AG, Opic
Reforma I Credit Linked Nts.,
Cl. 2D, 8.344%, 5/22/15                                           7/8/08       336,091       292,589        (43,502)
Deutsche Bank AG, Opic
Reforma I Credit Linked Nts.,
Cl. 2E, 8.344%, 5/22/15                                          7/15/08       244,584       212,571        (32,013)
Deutsche Bank AG, Opic
Reforma I Credit Linked Nts.,
Cl. 2F, 8.344%, 5/22/15                                           8/8/08       158,390       135,758        (22,632)
Deutsche Bank AG, Opic
Reforma I Credit Linked Nts.,
Cl. 2G, 8.344%, 5/22/15                                          8/22/08        28,080        25,001         (3,079)
DLJ Ltd., Collateralized Bond
Obligations, Series 1A, Cl.
C2, 11.96%, 4/15/11                                               4/9/99    15,000,000           150    (14,999,850)
DLJ Mortgage Acceptance
Corp., Commercial Mtg.
Obligations, Series 1997-CF2,
Cl. B30C, 6.99%, 10/15/30                                        6/27/01    20,553,453     5,084,451    (15,469,002)
Eirles Two Ltd. Sec. Nts.,
Series 324, 3.635%, 4/30/12                                      4/17/07    15,008,190    13,797,000     (1,211,190)
Eirles Two Ltd. Sec. Nts.,
Series 335, 2.085%, 4/30/12                                      9/17/07    17,381,217    16,787,750       (593,467)
Embarcadero Aircraft
Securitization Trust,
Airplane Receivable Nts.,
Series 2000-A, Cl. B, 0.656%, 8/15/25                            8/17/00     2,730,094            --     (2,730,094)

38 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS   June 30, 2011 (Unaudited)

                                                                                                       Unrealized
                                                          Acquisition                                 Appreciation
Security                                                     Dates            Cost         Value     (Depreciation)
---------------------------------------------          ----------------   ------------  -----------   -------------
Goldman Sachs Asset
Management CBO Ltd., Sub.
Collateralized Bond
Obligations, Series 1A, Cl.
D, 12.54%, 6/13/11                                       6/8/99-12/31/04     3,846,847            --     (3,846,847)
Goldman Sachs Capital Markets
LP, Colombia (Republic of)
Credit Linked Nts., 10.479%, 2/8/37                              1/18/07    22,508,561     7,091,312    (15,417,249)
Hallertau SPC Credit Linked
Nts., Series 2007-01, 2.445%, 12/20/17                 12/13/07-10/23/09    22,891,686    21,729,600     (1,162,086)
Hallertau SPC Credit Linked
Nts., Series 2008-01, 9.878%, 8/2/10                     4/18/08-10/1/08    19,017,779     2,434,545    (16,583,234)
Hallertau SPC Credit Linked
Nts., Series 2008-2A, 7.85%, 9/17/13                            10/23/08    29,526,818    29,851,477        324,659
Ice 1 Em CLO Ltd./Ice 1 Em
CLO Corp., Sr. Sec. Sub. Term
Nts., Series 2007-1A, Cl. B, 2.165%, 8/15/22                     11/6/07    18,615,593    14,700,000     (3,915,593)
Ice 1 Em CLO Ltd./Ice 1 Em
CLO Corp., Sr. Sec. Sub. Term
Nts., Series 2007-1A, Cl. C, 3.465%, 8/15/22                      6/8/07    17,780,000    12,090,400     (5,689,600)
Ice 1 Em CLO Ltd./Ice 1 Em
CLO Corp., Sr. Sec. Sub. Term
Nts., Series 2007-1A, Cl. D, 5.465%, 8/15/22                      6/8/07    17,780,000    11,912,600     (5,867,400)
Interactive Data Corp.,
10.25% Sr. Nts., 8/1/18                                          7/20/10     3,550,000     3,913,875        363,875
JPMorgan Chase & Co.,
Colombia (Republic of) Credit
Linked Nts., 11%, 7/28/20                                       8/24/10     3,383,251     3,356,381        (26,870)
JPMorgan Chase Bank NA,
Russian Federation Credit
Linked Bonds, 6.70%, 2/8/13                                       3/1/11     5,227,812     5,439,621        211,809
JPMorgan Chase Bank NA,
Russian Federation Credit
Linked Bonds, Series 2, 7.15%, 1/25/13                           2/28/11     6,415,523     6,698,897        283,374
JPMorgan Hipotecaria su
Casita, 7.812% Sec. Nts., 8/26/35                                3/21/07     1,834,690     1,907,120         72,430
Lehman Brothers Treasury Co.
BV, Microvest Capital
Management LLC Credit Linked
Nts., 7.55%, 5/24/12                                             6/20/07     5,481,561     2,844,786     (2,636,775)
Madison Avenue CDO Ltd.,
Collateralized Debt
Obligations, Series 2A, Cl.
C1, 2.71%, 3/24/14                                               2/23/01     3,209,935        86,114     (3,123,821)
Merrill Lynch, Colombia
(Republic of) Credit Linked
Nts., 10%, 11/17/16                                             10/20/06     3,387,746     4,803,409      1,415,663
Morgan Stanley Capital
Services, Inc., United
Mexican States Credit Linked
Nts., 5.64%, 11/20/15                                            11/3/05       300,000       272,130        (27,870)
NC Finance Trust,
Collateralized Mtg.
Obligation Pass-Through
Certificates, Series 1999-I,
Cl. ECFD, 3.405%, 1/25/29                                        8/10/10     4,377,854       380,385     (3,997,469)
Ongko International Finance
Co. BV, 10.50% Sec. Nts., 3/29/04                                6/30/09     4,987,533            --     (4,987,533)
Premier Cruise Ltd., 11% Sr.
Nts., 3/15/08                                                     3/6/98    10,532,095            --    (10,532,095)
Real Time Data Co., 11% Nts., 5/31/09                    6/30/99-5/31/01     6,781,954            --     (6,781,954)
Salisbury International
Investments Ltd., 4.424% Sec.
Nts., Series 2006-003,
Tranche E, 7/22/11                                               7/12/06     5,200,000     5,103,280        (96,720)
Santander Drive Auto
Receivables Trust 2011-S1A,
Automobile Receivables Nts.,
Series 2011-S1A, Cl. D, 3.10%, 5/15/17                    2/4/11-4/14/11     1,078,903     1,078,662           (241)
Southern States Cooperative,
Inc., 11.25% Sr. Nts., 5/15/15                           4/28/10-9/23/10     9,356,816    10,095,900        739,084
Standard Charter Bank, Ghana
(Republic of) Credit Linked
Bonds, 11.441%, 9/1/11                                            3/3/11       986,752       993,556          6,804
Standard Charter Bank, Ghana
(Republic of) Credit Linked
Bonds, 11.44%, 9/8/11                                             3/8/11     4,624,640     4,653,104         28,464

39 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS   June 30, 2011 (Unaudited)

                                                                                                        Unrealized
                                                          Acquisition                                  Appreciation
Security                                                     Dates            Cost         Value      (Depreciation)
----------------------------------------------         ----------------   -----------   -----------   --------------
Tower Automotive Holdings USA
LLC/TA Holdings Finance,
Inc., 10.625% Sr. Sec. Nts., 9/1/17                     8/13/10-12/31/10    18,981,057    20,922,560      1,941,503
UBS AG, Ghana (Republic of)
Credit Linked Nts., 14.47%, 12/28/11                            12/22/06     5,264,766     3,217,682     (2,047,084)
Wakala Global Sukuk Bhd
Bonds, 4.646%, 7/6/21                                            6/28/11     7,670,000     7,656,846        (13,154)
                                                                          ------------------------------------------
                                                                          $499,538,082  $365,398,869  $(134,139,213)
                                                                          ==========================================

5. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the original contractual interest rate.

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $44,505,531 or 0.49% of the Fund's net assets as of June 30, 2011.

7. When-issued security or delayed delivery to be delivered and settled after June 30, 2011. See accompanying Notes.

8. The current amortization rate of the security's cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

9. All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $34,384,300. See accompanying Notes.

10. All or a portion of the security position is held in collateral accounts to cover the Fund's obligations under certain derivative contracts. The aggregate market value of such securities is $14,689,695. See accompanying Notes.

11.  Zero coupon bond reflects effective yield on the date of purchase.

12. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

13.  Interest or dividend is paid-in-kind, when applicable.

14. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

15. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

16. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                    PRINCIPAL                                                 PRINCIPAL
                                  AMOUNT/SHARES                                             AMOUNT/SHARES
                                  SEPTEMBER 30,      GROSS                GROSS               JUNE 30,
                                      2010         ADDITIONS            REDUCTIONS              2011
                                  -------------  --------------       --------------       --------------
American Media
Operations, Inc.(a)                          --         535,548 (b)               --              535,548
American Media
Operations, Inc.                             --         535,548 (c)          535,548 (b)               --
American Media
Operations, Inc.,
13.50% 2nd Lien Nts., 6/15/18                --           2,371 (c)            2,371                   --
American Media
Operations, Inc., 9%
Sr. Unsec. Nts., 5/1/13                   2,261             101                2,362 (c)               --
American Media
Operations, Inc.,
9.17% Sr. Sub. Nts., 11/1/13         21,831,214              --           21,831,214 (c)               --
Arco Capital Corp. Ltd.               2,494,716              --                   --            2,494,716
Greektown Holdings
LLC, Preferred Stock                    109,250              --              109,250 (c)               --
Greektown
Superholdings, Inc.                       8,267              --                   --                8,267
Greektown Superholdings, Inc.,
Series A-1                                   --         109,250 (c)               --              109,250
Oppenheimer
Institutional Money
Market Fund, Cl. E                  415,669,338   1,633,662,909        1,685,520,289          363,811,958
Oppenheimer Master
Event-Linked Bond Fund, LLC           3,292,391      12,836,880              557,718           15,571,553
Oppenheimer Master
Loan Fund, LLC                      105,623,787              --            5,343,903          100,279,884

40 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS   June 30, 2011 (Unaudited)

                                                                                              REALIZED
                                                      VALUE               INCOME             GAIN (LOSS)
                                                 --------------       --------------       --------------
American Media Operations, Inc.(a)               $           -- (d)   $           --       $           --
American Media Operations, Inc.                              --                   --                   --
American Media Operations, Inc.,
13.50% 2nd Lien Nts., 6/15/18                                --                   30                  177
American Media
Operations, Inc., 9%
Sr. Unsec. Nts., 5/1/13                                      --                   54                   --
American Media Operations, Inc.,
9.17% Sr. Sub. Nts., 11/1/13                                 --              601,083                   --
Arco Capital Corp. Ltd.                               4,989,432                   --                   --
Greektown Holdings
LLC, Preferred Stock                                         --                   --                   --
Greektown Superholdings, Inc.                           550,169                   --                   --
Greektown Superholdings, Inc.,
Series A-1                                            7,815,745                   --                   --
Oppenheimer Institutional Money
Market Fund, Cl. E                                  363,811,958              587,439                   --
Oppenheimer Master
Event-Linked Bond Fund, LLC                         169,836,512            6,595,011 (e)       (8,121,317) (e)
Oppenheimer Master
Loan Fund, LLC                                    1,202,985,262           76,403,148 (f)        5,936,326  (f)
                                                 --------------       --------------       --------------
                                                 $1,749,989,078       $   84,186,765       $   (2,184,814)
                                                 ==============       ==============       ==============

-------------

a.   No longer an affiliate as of June 30, 2011.

b.   Due to mandatory exchange.

c.   All or a portion is the result of a corporate action.

d. The security is no longer an affiliate, therefore, the value has been excluded from this table.

e. Represents the amount allocated to the Fund from Oppenheimer Master Event-Linked Bond Fund, LLC.

f. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

17.  Non-income producing security.

18.  Rate shown is the 7-day yield as of June 30, 2011.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

41 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS   June 30, 2011 (Unaudited)

The table below categorizes amounts as of June 30, 2011 based on valuation input level:

                                                                                   LEVEL 3-
                                            LEVEL 1-            LEVEL 2-          SIGNIFICANT
                                           UNADJUSTED       OTHER SIGNIFICANT    UNOBSERVABLE
                                         QUOTED PRICES      OBSERVABLE INPUTS       INPUTS             VALUE
                                         --------------    ------------------    -------------    --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Asset-Backed Securities                  $           --     $       94,128,234     $  38,703,000    $  132,831,234
Mortgage-Backed Obligations                          --          1,815,951,953         4,076,871     1,820,028,824
U.S. Government Obligations                          --            280,170,983                --       280,170,983
Foreign Government Obligations                       --          2,111,157,193                --     2,111,157,193
Loan Participations                                  --             39,936,504                --        39,936,504
Corporate Bonds and Notes                            --          2,618,157,562                --     2,618,157,562
Preferred Stocks                                     --             21,413,661         7,815,745        29,229,406
Common Stocks                                39,989,348             25,907,642           582,169        66,479,159
Rights, Warrants and Certificates                    --              2,133,875             1,125         2,135,000
Structured Securities                                --            499,886,252         4,270,064       504,156,316
Options Purchased                                    --                 88,146                --            88,146
Investment Companies                        363,811,958          1,372,821,774                --     1,736,633,732
                                         --------------     ------------------     -------------    --------------
Total Investments, at Value                 403,801,306          8,881,753,779        55,448,974     9,341,004,059
OTHER FINANCIAL INSTRUMENTS:
Appreciated swaps, at value                          --             13,045,100                --        13,045,100
Depreciated swaps, at value                          --              2,413,478                --         2,413,478
Futures margins                               2,316,596                     --                --         2,316,596
Foreign currency exchange contracts                  --             10,360,506                --        10,360,506
                                         --------------     ------------------     -------------    --------------
Total Assets                             $  406,117,902     $    8,907,572,863     $  55,448,974    $9,369,139,739
                                         --------------     ------------------     -------------    --------------

LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Appreciated swaps, at value              $           --     $      (15,056,938)    $          --    $  (15,056,938)
Depreciated swaps, at value                          --             (7,526,383)               --        (7,526,383)
Appreciated options written, at value                --                (54,653)               --           (54,653)
Depreciated options written, at value                --               (613,599)               --          (613,599)
Futures margins                              (6,496,301)                    --                --        (6,496,301)
Foreign currency exchange contracts                  --            (29,656,070)               --       (29,656,070)
                                         --------------     ------------------     -------------    --------------
Total Liabilities                        $   (6,496,301)    $      (52,907,643)    $          --    $  (59,403,944)
                                         --------------     ------------------     -------------    --------------


Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

42 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS   June 30, 2011 (Unaudited)

The table below shows the significant transfers between Level 1, Level 2 and Level 3. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

                                 TRANSFERS OUT       TRANSFERS INTO      TRANSFERS OUT OF    TRANSFERS INTO
                                  OF LEVEL 1*           LEVEL 2*            LEVEL 2**           LEVEL 3**
                                ---------------     ---------------     -----------------    --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Mortgaged-Backed Obligations    $            --     $            --    $      (4,560,487)    $     4,560,487
Corporate Bonds and Notes                    --                  --               (2,244)              2,244
Common Stocks                    (1,213,381,065)      1,213,381,065                   --                  --
                                ---------------     ---------------     ----------------     ---------------
Total Assets                    $(1,213,381,065)    $ 1,213,381,065    $      (4,562,731)    $     4,562,731
                                ---------------     ---------------     ----------------     ---------------

---------------

* Transferred from Level 1 to Level 2 because of the absence of a readily available unadjusted quoted market price due to a significant event occurring before the Fund's assets were valued but after the close of the securities' respective exchanges.

** Transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity for these securities.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:


GEOGRAPHIC HOLDINGS            VALUE          PERCENT
------------------------  --------------  ---------------
United States             $5,698,051,218            61.0%
Brazil                       468,682,174             5.0
Mexico                       273,506,457             2.9
Russia                       261,690,745             2.8
Indonesia                    246,415,498             2.6
Japan                        242,153,269             2.6
South Africa                 225,130,658             2.4
Hungary                      161,057,101             1.7
Colombia                     140,361,715             1.5
Ukraine                      128,223,798             1.4
Poland                       120,061,104             1.3
Korea, Republic of South     119,119,591             1.3
Turkey                       106,786,671             1.2
Peru                          94,443,864             1.0
Canada                        87,348,775             0.9
Venezuela                     82,468,676             0.9
Supranational                 81,827,691             0.9
Kazakhstan                    72,484,899             0.8
Argentina                     72,394,891             0.8
Germany                       68,727,320             0.7
India                         64,329,189             0.7
Philippines                   56,851,592             0.6
United Kingdom                50,343,437             0.5
Italy                         45,782,539             0.5

43 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS   June 30, 2011 (Unaudited)

  GEOGRAPHIC HOLDINGS          VALUE          PERCENT
------------------------  --------------  --------------
Uruguay                       38,090,685             0.4
Malaysia                      37,501,076             0.4
The Netherlands               31,662,371             0.3
Australia                     23,320,252             0.3
Spain                         22,501,728             0.2
Dominican Republic            20,894,403             0.2
Israel                        19,432,583             0.2
Ghana                         18,845,258             0.2
Panama                        17,815,945             0.2
Chile                         16,947,702             0.2
Luxembourg                    16,068,933             0.2
China                         14,409,388             0.2
Belgium                       11,195,663             0.1
Trinidad & Tobago             10,657,875             0.1
Cayman Islands                10,229,363             0.1
Qatar                          9,555,810             0.1
Greece                         8,509,137             0.1
Austria                        7,649,666             0.1
Costa Rica                     7,545,297             0.1
Nigeria                        7,072,000             0.1
Norway                         5,799,168             0.1
Sri Lanka                      5,115,450             0.1
Denmark                        3,537,899              --
Sweden                         2,844,229              --
Finland                        2,667,960              --
France                         1,983,150              --
Ivory Coast                      820,050              --
European Union                    88,146              --
                          --------------  --------------
Total                     $9,341,004,059           100.0%
                          ==============  ==============

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF JUNE 30, 2011 ARE AS FOLLOWS:

    COUNTERPARTY/CONTRACT                 CONTRACT AMOUNT           EXPIRATION                    UNREALIZED     UNREALIZED
         DESCRIPTION           BUY/SELL       (000'S)                 DATES           VALUE      APPRECIATION   DEPRECIATION
-----------------------------  --------  ----------------  ---  ----------------  ------------  -------------  -------------
BANC OF AMERICA:
Canadian Dollar (CAD)          Sell                17,260  CAD          10/26/11  $ 17,841,925  $     297,854  $          --
Chinese Renminbi (Yuan) (CNY)  Sell               133,820  CNY    7/8/11-8/24/11    20,708,872         27,265         10,687
Euro (EUR)                     Sell                 6,585  EUR           10/6/11     9,522,000             --        190,890
Indonesia Rupiah (IDR)         Buy             15,173,000  IDR           8/15/11     1,756,305             --          7,212
Malaysian Ringgit (MYR)        Sell                14,325  MYR            7/5/11     4,742,321         19,593             --
New Taiwan Dollar (TWD)        Sell               522,000  TWD           8/22/11    18,184,310             --         27,788
Singapore Dollar (SGD)         Sell                22,260  SGD            9/6/11    18,124,114             --          2,980
Thailand Baht (THB)            Buy                615,380  THB           8/15/11    19,960,992             --        162,618
                                                                                                -------------  -------------
                                                                                                      344,712        402,175
BANK PARIBAS ASIA - FGN
Polish Zloty (PLZ)             Buy                532,155  PLZ   7/11/11-8/10/11   193,293,511             --      1,952,098
BARCLAY'S CAPITAL:
Australian Dollar (AUD)        Buy                  5,130  AUD           8/24/11     5,462,282         32,742          1,223
Australian Dollar (AUD)        Sell                 1,610  AUD           8/24/11     1,714,284             --         36,756
Colombian Peso (COP)           Sell             4,806,000  COP            7/5/11     2,716,404             --        170,853
Euro (EUR)                     Buy                    500  EUR           8/24/11       723,907          9,210             --
Euro (EUR)                     Sell                49,165  EUR    7/5/11-8/24/11    71,281,095             --      1,230,567

44 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS   June 30, 2011 (Unaudited)

   COUNTERPARTY/CONTRACT                  CONTRACT AMOUNT          EXPIRATION                     UNREALIZED     UNREALIZED
        DESCRIPTION            BUY/SELL       (000'S)                 DATES           VALUE      APPRECIATION   DEPRECIATION
-----------------------------  --------  ----------------  ---  ----------------  ------------  -------------  -------------
Hungarian Forint (HUF)         Sell               339,000  HUF           7/11/11     1,847,301          9,878             --
Indonesia Rupiah (IDR)         Buy            296,612,000  IDR           8/10/11    34,362,797             --        308,390
Japanese Yen (JPY)             Sell             3,356,000  JPY   7/7/11-10/26/11    41,710,454             --        709,966
Mexican Nuevo Peso (MXN)       Buy                 36,500  MXN           8/24/11     3,101,613         15,269             --
Mexican Nuevo Peso (MXN)       Sell                15,300  MXN           8/24/11     1,300,128             --         11,972
New Turkish Lira (TRY)         Buy                    250  TRY           8/22/11       152,487             --            161
Russian Ruble (RUR)            Buy                426,120  RUR           10/7/11    15,097,060             --         17,770
Singapore Dollar (SGD)         Buy                 65,870  SGD           7/11/11    53,627,284      1,155,286             --
South African Rand (ZAR)       Sell               413,335  ZAR            8/8/11    60,772,995             --        168,467
South Korean Won (KRW)         Buy              4,610,000  KRW           7/25/11     4,311,000         68,018             --
South Korean Won (KRW)         Sell            53,239,000  KRW           7/29/11    49,773,248             --        739,957
                                                                                                -------------  -------------
                                                                                                    1,290,403      3,396,082
CITIGROUP:
Australian Dollar (AUD)        Buy                    980  AUD           8/24/11     1,043,477         10,104             --
Australian Dollar (AUD)        Sell                 2,730  AUD           8/24/11     2,906,829             --         36,377
British Pound Sterling (GBP)   Buy                    480  GBP           8/24/11       769,835          2,661             --
British Pound Sterling (GBP)   Sell                 1,940  GBP           8/24/11     3,111,418             --          4,316
Chinese Renminbi (Yuan) (CNY)  Buy                  4,030  CNY            7/8/11       623,431          1,380             --
Colombian Peso (COP)           Buy              4,806,000  COP            7/5/11     2,716,404        166,802             --
Colombian Peso (COP)           Sell             2,672,000  COP           7/11/11     1,509,987             --         39,074
Euro (EUR)                     Buy                 39,645  EUR            7/7/11    57,479,855        893,634             --
Euro (EUR)                     Sell                36,530  EUR  9/22/11-11/10/11    52,841,756          5,009        665,915
Indonesia Rupiah (IDR)         Buy              6,597,000  IDR           8/15/11       763,616            106          2,618
Japanese Yen (JPY)             Sell             5,571,000  JPY   8/24/11-9/22/11    69,231,437        273,459             --
New Taiwan Dollar (TWD)        Sell                15,430  TWD            8/3/11       537,387          1,182             --
New Zealand Dollar (NZD)       Buy                  1,240  NZD           8/24/11     1,023,373         12,153             --
Norwegian Krone (NOK)          Buy                848,160  NOK           8/10/11   156,789,833         23,635             --
Norwegian Krone (NOK)          Sell                 3,600  NOK           8/24/11       664,838             --         12,406
Polish Zloty (PLZ)             Buy                 27,420  PLZ           7/11/11     9,985,267             --         85,248
South African Rand (ZAR)       Buy                 14,510  ZAR           8/24/11     2,128,116         86,889             --
South African Rand (ZAR)       Sell                12,630  ZAR           8/24/11     1,852,385             --         40,512
Swedish Krona (SEK)            Buy                  1,900  SEK           8/24/11       299,382          4,094             --
Swedish Krona (SEK)            Sell                12,700  SEK           8/24/11     2,001,132             --         46,108
                                                                                                -------------  -------------
                                                                                                    1,481,108        932,574
CITIGROUP EM:
Argentine Peso (ARP)           Buy                 32,510  ARP           9/26/11     7,761,165             --          1,490
Brazilian Real (BRR)           Buy                102,675  BRR     7/5/11-8/2/11    65,586,064      1,477,916             --
Brazilian Real (BRR)           Sell               167,315  BRR     7/5/11-8/2/11   106,480,400             --      2,408,269
Chilean Peso (CLP)             Buy                721,000  CLP           8/24/11     1,532,171         21,433             --
Chilean Peso (CLP)             Sell               957,000  CLP           8/24/11     2,033,686             --         19,241
Chinese Renminbi (Yuan) (CNY)  Buy                 12,720  CNY            7/8/11     1,967,753          4,335             --
Colombian Peso (COP)           Sell             3,944,000  COP   7/11/11-7/14/11     2,228,702            164         49,032
Egyptian Pounds (EGP)          Buy                 95,800  EGP   8/29/11-9/27/11    15,797,026             --         82,091
Indonesia Rupiah (IDR)         Buy            127,800,000  IDR            7/5/11    14,891,384         30,919             --
Indonesia Rupiah (IDR)         Sell           124,600,000  IDR           8/10/11    14,435,035             --         48,705
Mexican Nuevo Peso (MXN)       Buy                153,710  MXN           7/18/11    13,106,935        304,809             --
                                                                                                -------------  -------------
                                                                                                    1,839,576      2,608,828
CREDIT SUISSE:
British Pound Sterling (GBP)   Buy                  5,590  GBP           9/22/11     8,962,269             --         92,257
Euro (EUR)                     Buy                    440  EUR           8/24/11       637,038         15,464             --

45 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS   June 30, 2011 (Unaudited)

   COUNTERPARTY/CONTRACT                  CONTRACT AMOUNT          EXPIRATION                     UNREALIZED     UNREALIZED
        DESCRIPTION            BUY/SELL       (000'S)                 DATES           VALUE      APPRECIATION   DEPRECIATION
-----------------------------  --------  ----------------  ---  ----------------  ------------  -------------  -------------
Malaysian Ringgit (MYR)        Buy                 70,835  MYR    7/5/11--9/2/11    23,364,552         42,942             --
Malaysian Ringgit (MYR)        Sell                 4,970  MYR          11/10/11     1,629,876         27,785             --
Mexican Nuevo Peso (MXN)       Buy                216,500  MXN           8/22/11    18,400,758        322,453             --
New Turkish Lira (TRY)         Sell                 6,965  TRY            8/4/11     4,262,900        104,008             --
South African Rand (ZAR)       Buy              1,064,105  ZAR           8/10/11   156,407,658        702,444             --
Swedish Krona (SEK)            Sell                14,700  SEK           8/24/11     2,316,271            875             --
Swiss Franc (CHF)              Sell                 2,400  CHF           8/24/11     2,855,613         10,962          2,489
                                                                                                -------------  -------------
                                                                                                    1,226,933         94,746
CREDIT SUISSE EM
Argentine Peso (ARP)           Buy                 41,670  ARP           9/26/11     9,947,947             --          3,098
DEUTSCHE BANK CAPITAL CORP.:
Australian Dollar (AUD)        Buy                  8,480  AUD          10/26/11     8,958,781         54,365             --
Australian Dollar (AUD)        Sell                 2,170  AUD            7/7/11     2,325,304             --         67,788
British Pound Sterling (GBP)   Buy                  3,470  GBP            7/7/11     5,568,697             --         49,059
British Pound Sterling (GBP)   Sell                10,340  GBP   7/7/11--8/24/11    16,592,569        100,514         59,530
Canadian Dollar (CAD)          Buy                  2,110  CAD           8/24/11     2,184,642         17,960             --
Canadian Dollar (CAD)          Sell                14,245  CAD   7/7/11--8/24/11    14,760,550             --        301,500
Chinese Renminbi (Yuan) (CNY)  Buy                105,780  CNY            1/6/12    16,471,075         52,507             --
Euro (EUR)                     Buy                 18,860  EUR          10/26/11    27,254,419         44,814             --
Euro (EUR)                     Sell                36,455  EUR            7/7/11    52,854,789             --        968,387
Japanese Yen (JPY)             Sell             5,006,000  JPY 9/26/11--10/26/11    62,223,431             --      1,388,060
Swiss Franc (CHF)              Sell                 1,890  CHF            7/7/11     2,248,086         16,010             --
                                                                                                -------------  -------------
                                                                                                      286,170      2,834,324
DEUTSCHE BANK EM:
Chinese Renminbi (Yuan) (CNY)  Sell                41,845  CNY            1/6/12     6,515,713             --         18,042
Ukraine Hryvnia (UAH)          Buy                 78,068  UAH            7/7/11     9,769,837             --         19,230
                                                                                                -------------  -------------
                                                                                                           --         37,272
GOLDMAN SACHS EM:
Brazilian Real (BRR)           Buy                 38,750  BRR    7/5/11--1/4/12    24,600,411        395,564          1,990
Brazilian Real (BRR)           Sell                64,640  BRR            7/5/11    41,368,363             --      1,838,030
Chinese Renminbi (Yuan) (CNY)  Buy                 78,050  CNY           2/16/12    12,175,185         36,771             --
Colombian Peso (COP)           Buy              3,197,000  COP           7/11/11     1,806,673         24,909             --
Malaysian Ringgit (MYR)        Buy                277,490  MYR  7/14/11--8/10/11    91,702,721        245,608             --
Mexican Nuevo Peso (MXN)       Buy                302,885  MXN           7/18/11    25,827,168        345,739             --
New Turkish Lira (TRY)         Buy                  3,280  TRY           8/22/11     2,000,629             --         48,072
New Turkish Lira (TRY)         Sell                    40  TRY           7/18/11        24,561          1,367             --
                                                                                                -------------  -------------
                                                                                                    1,049,958      1,888,092
GOLDMAN, SACHS & CO.:
Brazilian Real (BRR)           Sell                 9,305  BRR            7/5/11     5,955,022             --         86,581
Euro (EUR)                     Buy                107,340  EUR           8/10/11   155,473,465             --      1,805,934
Japanese Yen (JPY)             Buy                220,000  JPY           8/24/11     2,733,572            894          7,436
Japanese Yen (JPY)             Sell             1,808,000  JPY  8/24/11--9/26/11    22,469,740             51        386,058
New Turkish Lira (TRY)         Buy                     40  TRY           7/18/11        24,561             --          1,064
                                                                                                -------------  -------------
                                                                                                          945      2,287,073
HSBC EM:
Brazilian Real (BRR)           Buy                  7,500  BRR    8/2/11--1/4/12     4,726,588        132,731             --
Brazilian Real (BRR)           Sell                 5,990  BRR            8/2/11     3,807,638             --         86,217
New Turkish Lira (TRY)         Buy                 29,260  TRY           8/23/11    17,843,668             --         89,825
                                                                                                -------------  -------------
                                                                                                      132,731        176,042

46 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS   June 30, 2011 (Unaudited)

   COUNTERPARTY/CONTRACT                  CONTRACT AMOUNT          EXPIRATION                     UNREALIZED     UNREALIZED
        DESCRIPTION            BUY/SELL       (000'S)                 DATES           VALUE      APPRECIATION   DEPRECIATION
-----------------------------  --------  ----------------  ---  ----------------  ------------  -------------  -------------
JP MORGAN CHASE:
Chinese Renminbi (Yuan) (CNY)  Sell               118,000  CNY           7/18/11    18,253,510             --         82,332
Euro (EUR)                     Buy                 24,960  EUR          10/26/11    36,069,474         33,592         26,004
Hong Kong Dollar (HKD)         Sell                24,400  HKD           8/24/11     3,136,673             --          3,155
Indian Rupee (INR)             Sell                34,390  INR           7/11/11       767,732             --          6,120
New Taiwan Dollar (TWD)        Sell                47,040  TWD            8/3/11     1,638,280             --          6,647
Norwegian Krone (NOK)          Buy                 17,100  NOK           8/24/11     3,157,978         60,016             --
Norwegian Krone (NOK)          Sell                 6,600  NOK           8/24/11     1,218,869             --         44,881
Russian Ruble (RUR)            Sell                 5,930  RUR           8/16/11       211,310             --          3,167
Singapore Dollar (SGD)         Buy                  2,030  SGD          11/10/11     1,653,268          4,979             --
                                                                                                -------------  -------------
                                                                                                       98,587        172,306
JP MORGAN EM:
Chilean Peso (CLP)             Buy              2,247,000  CLP           8/24/11     4,775,019          3,245          3,046
Chilean Peso (CLP)             Sell               721,000  CLP           8/24/11     1,532,171             --         14,725
Chinese Renminbi (Yuan) (CNY)  Buy                288,230  CNY   7/18/11-2/17/12    44,809,217         93,714         18,400
Colombian Peso (COP)           Buy              1,859,000  COP           7/11/11     1,050,549          6,167             --
Colombian Peso (COP)           Sell            55,419,000  COP   7/11/11-7/14/11    31,315,597          1,203        109,894
Hong Kong Dollar (HKD)         Sell               116,720  HKD           8/24/11    15,004,612             --         17,722
Indian Rupee (INR)             Sell               838,210  INR   7/11/11-7/18/11    18,688,825             --         84,574
New Taiwan Dollar (TWD)        Buy                532,000  TWD           8/22/11    18,532,668        111,616             --
Philippines Peso (PHP)         Buy              1,385,000  PHP           7/28/11    31,876,225             --        198,810
Russian Ruble (RUR)            Buy                758,710  RUR           10/7/11    26,880,434        491,179             --
Russian Ruble (RUR)            Sell                27,700  RUR           8/16/11       987,063             --          7,454
South Korean Won (KRW)         Buy             13,000,000  KRW          10/25/11    12,093,133        186,329             --
Thailand Baht (THB)            Buy                781,410  THB           7/11/11    25,411,942             --        520,523
                                                                                                -------------  -------------
                                                                                                      893,453        975,148
MORGAN STANLEY EM
Russian Ruble (RUR)            Buy                 60,212  RUR            7/5/11     2,155,052          1,146             --
NOMURA SECURITIES:
Chinese Renminbi (Yuan) (CNY)  Buy                 83,590  CNY           2/19/13    13,233,439          1,939             --
New Zealand Dollar (NZD)       Buy                  1,230  NZD           8/24/11     1,015,120         22,238             --
New Zealand Dollar (NZD)       Sell                 1,760  NZD           8/24/11     1,452,530             --         19,913
South Korean Won (KRW)         Buy             12,130,000  KRW           7/25/11    11,343,260        177,944             --
                                                                                                -------------  -------------
                                                                                                      202,121         19,913
RBS GREENWICH CAPITAL:
Euro (EUR)                     Buy                 63,800  EUR            7/6/11    92,503,998        440,598             --
Indian Rupee (INR)             Buy                160,820  INR           7/11/11     3,590,189         23,929          1,875
New Taiwan Dollar (TWD)        Sell               532,000  TWD           7/18/11    18,524,903             --         33,419
New Turkish Lira (TRY)         Buy                243,660  TRY           8/10/11   148,960,721             --      6,266,392
Swiss Franc (CHF)              Buy                  1,970  CHF          11/10/11     2,345,677         87,629             --
Swiss Franc (CHF)              Sell                 3,010  CHF           8/24/11     3,581,415         46,359             --
                                                                                                -------------  -------------
                                                                                                      598,515      6,301,686
STANDARD NY EM
Egyptian Pounds (EGP)          Buy                 12,090  EGP           9/27/11     1,984,769             --          5,355
STATE STREET:
Hungarian Forint (HUF)         Buy              8,054,000  HUF           7/11/11    43,888,372        625,778         87,067
Hungarian Forint (HUF)         Sell             1,983,000  HUF           7/11/11    10,805,891             --        220,349
Indian Rupee (INR)             Buy                809,000  INR           7/18/11    18,036,733        251,041             --
Mexican Nuevo Peso (MXN)       Sell               216,500  MXN           8/22/11    18,400,758             --        148,430

47 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS   June 30, 2011 (Unaudited)

   COUNTERPARTY/CONTRACT                  CONTRACT AMOUNT           EXPIRATION                    UNREALIZED     UNREALIZED
        DESCRIPTION            BUY/SELL       (000'S)                 DATES           VALUE      APPRECIATION   DEPRECIATION
-----------------------------  --------  ----------------  ---  ----------------  ------------  -------------  -------------
South African Rand (ZAR)       Buy                140,380  ZAR    8/24/11-9/6/11    20,554,242         15,478          5,361
South African Rand (ZAR)       Sell                14,510  ZAR           8/24/11     2,128,116             --         46,081
Swedish Krona (SEK)            Buy                166,270  SEK          10/26/11    26,102,534             --        888,699
                                                                                                -------------  -------------
                                                                                                      892,297      1,395,987
UBS INVESTMENT BANK:
Canadian Dollar (CAD)          Buy                  2,380  CAD           8/24/11     2,464,193          9,333             --
Canadian Dollar (CAD)          Sell                 2,480  CAD           8/24/11     2,567,731             --         18,107
Japanese Yen (JPY)             Sell               134,000  JPY           8/24/11     1,664,994            513             --
Swedish Krona (SEK)            Buy                968,040  SEK           8/10/11   152,666,816             --      4,131,266
                                                                                                -------------  -------------
                                                                                                        9,846      4,149,373
WESTPAC:
New Zealand Dollar (NZD)       Sell                 1,060  NZD           8/24/11       874,819             --         18,445
Swedish Krona (SEK)            Buy                 24,000  SEK           8/24/11     3,781,666         12,005            753
Swedish Krona (SEK)            Sell                 3,700  SEK           8/24/11       583,007             --          4,700
                                                                                                -------------  -------------
                                                                                                       12,005         23,898
                                                                                                -------------  -------------
Total unrealized appreciation and depreciation                                                  $  10,360,506  $  29,656,070
                                                                                                =============  =============

FUTURES CONTRACTS AS OF JUNE 30, 2011 ARE AS FOLLOWS:

                                                                                               UNREALIZED
                                                        NUMBER OF  EXPIRATION                 APPRECIATION
           CONTRACT DESCRIPTION               BUY/SELL  CONTRACTS     DATE         VALUE     (DEPRECIATION)
--------------------------------------------  --------  ---------  ----------  ------------  ---------------
DAX Index                                     Buy              57     9/16/11  $ 15,274,352  $       58,094
Euro-Bundesobligation                         Buy             196      9/8/11    35,665,304         (63,599)
Japan (Government of) Bonds, 10 yr.           Buy              11      9/8/11    19,271,350          67,092
Japan (Government of) Mini Bonds, 10 yr.      Buy             157      9/7/11    27,521,073          29,959
NASDAQ 100 E-Mini Index                       Buy             673     9/16/11    31,240,660       1,363,020
New Financial Times Stock Exchange 100 Index  Sell            269     9/16/11    25,483,052        (774,490)
NIKKEI 225 Index                              Sell             50      9/8/11     3,047,947        (135,263)
NIKKEI 225 Index                              Sell            207      9/8/11    25,249,860      (1,055,740)
Standard & Poor's 500 E-Mini Index            Sell          1,397     9/16/11    91,887,675      (3,449,486)
U.S. Treasury Long Bonds                      Buy           4,108     9/21/11   505,412,375      (4,762,886)
U.S. Treasury Nts., 2 yr.                     Buy             344     9/30/11    75,454,250          94,428
U.S. Treasury Nts., 2 yr.                     Sell          1,760     9/30/11   386,045,000          59,368
U.S. Treasury Nts., 5 yr.                     Sell          2,007     9/30/11   239,224,993      (1,247,328)
U.S. Treasury Nts., 10 yr.                    Buy           6,942     9/21/11   849,201,844       2,009,394
U.S. Treasury Nts., 10 yr.                    Sell          3,090     9/21/11   377,993,906         806,017
U.S. Treasury Ultra Bonds                     Buy             329     9/21/11    41,536,250        (874,528)
United Kingdom Long Gilt                      Buy              28     9/28/11     5,399,393          14,482
                                                                                             --------------
                                                                                             $   (7,861,466)
                                                                                             ==============

WRITTEN OPTIONS AS OF JUNE 30, 2011 ARE AS FOLLOWS:

                                                                                           UNREALIZED
                               NUMBER OF   EXERCISE  EXPIRATION   PREMIUMS                APPRECIATION/
     DESCRIPTION        TYPE   CONTRACTS    PRICE       DATE      RECEIVED     VALUE     (DEPRECIATION)
----------------------  ----  ----------  ---------  ----------  ---------  ----------  ---------------
Euro (EUR)              Call   6,335,000  $   1.420      7/5/11  $  70,232  $(205,281)  $     (135,049)
Euro (EUR)              Call   6,325,000      1.422      7/1/11     64,375   (187,704)        (123,329)
Euro (EUR)              Call   6,025,000      1.430      7/5/11     62,335   (137,320)         (74,985)
Euro (EUR)              Call   5,930,000      1.442      7/6/11     66,143    (83,294)         (17,151)
Euro (EUR)              Put    6,335,000      1.420      7/5/11     71,940     (1,868)          70,072

48 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS   June 30, 2011 (Unaudited)

                                                                                           UNREALIZED
                               NUMBER OF   EXERCISE  EXPIRATION   PREMIUMS               APPRECIATION/
     DESCRIPTION        TYPE   CONTRACTS    PRICE       DATE      RECEIVED    VALUE      (DEPRECIATION)
----------------------  ----  ----------  ---------  ----------  ---------  ----------  ---------------
Euro (EUR)              Put    6,325,000      1.422      7/1/11     65,802        (43)          65,759
Euro (EUR)              Put    6,025,000      1.430      7/5/11     62,335     (6,997)          55,338
Euro (EUR)              Put    5,930,000      1.442      7/6/11     66,143    (25,716)          40,427
New Turkish Lira (TRY)  Put   12,830,000   2.170EUR      9/6/11     52,059    (11,163)          40,896
New Turkish Lira (TRY)  Put   12,830,000   2.170EUR      9/6/11     52,245     (8,866)          43,379
                                                                 ---------  ---------   --------------
                                                                 $ 633,609  $(668,252)  $      (34,643)
                                                                 =========  =========   ==============

CREDIT DEFAULT SWAP CONTRACTS AS OF JUNE 30, 2011 ARE AS FOLLOWS:

                                                       PAY/                      UPFRONT
                              BUY/SELL    NOTIONAL   RECEIVE                     PAYMENT                      UNREALIZED
    REFERENCE ENTITY/          CREDIT      AMOUNT      FIXED    TERMINATION     RECEIVED/                    APPRECIATION
    SWAP COUNTERPARTY        PROTECTION    (000'S)     RATE        DATE          (PAID)         VALUE       (DEPRECIATION)
---------------------------  ----------  ----------  -------  --------------  ------------  -------------  ---------------
BARRICK GOLD CORP.
Goldman Sachs
International                Buy         $   18,320     1.00%        6/20/16  $   215,858   $   (134,618)  $       81,240
                                         ----------                           -----------   ------------   --------------
                             Total           18,320                               215,858       (134,618)          81,240
CAPITAL ONE FINANCIAL
 CORP.
Goldman Sachs
International                Sell            18,540     1.00         6/20/16      (28,133)      (166,891)        (195,024)
                                         ----------                           -----------   ------------   --------------
                             Total           18,540                               (28,133)      (166,891)        (195,024)
CBS CORP.
Barclays Bank plc            Sell            18,060     1.00         6/20/16       44,159         38,992           83,151
                                         ----------                           -----------   ------------   --------------
                             Total           18,060                                44,159         38,992           83,151
CDX EMERGING MARKETS
INDEX, SERIES 15:
Barclays Bank plc            Buy             39,475     5.00         6/20/16    5,334,608     (4,869,552)         465,056
Merrill Lynch International  Buy             40,265     5.00         6/20/16    5,433,314     (4,967,005)         466,309
                                         ----------                           -----------   ------------   --------------
                             Total           79,740                            10,767,922     (9,836,557)         931,365
CISCO SYSTEMS, INC.
Barclays Bank plc            Buy             18,060     1.00         6/20/16      317,103       (184,180)         132,923
                                         ----------                           -----------   ------------   --------------
                             Total           18,060                               317,103       (184,180)         132,923
FEDERATIVE REPUBLIC
OF BRAZIL:
Barclays Bank plc            Sell             7,360     1.00         3/20/16       33,519        (50,139)         (16,620)
Credit Suisse International  Sell             6,485     1.00         6/20/16       44,366        (46,411)          (2,045)
                                         ----------                           -----------   ------------   --------------
                             Total           13,845                                77,885        (96,550)         (18,665)
GATX CORP.
Deutsche Bank, London
Branch                       Sell            18,060     1.00         6/20/16      577,689       (570,028)           7,661
                                         ----------                           -----------   ------------   --------------
                             Total           18,060                               577,689       (570,028)           7,661
HEWLETT-PACKARD CO.
Citibank NA, New York        Buy             18,540     1.00         6/20/16      430,564       (233,307)         197,257
                                         ----------                           -----------   ------------   --------------
                             Total           18,540                               430,564       (233,307)         197,257
ISTANBUL BOND CO.
 SA FOR FINANSBANK AS
Morgan Stanley Capital
Services, Inc.               Sell            15,590     1.30         3/24/13           --       (233,181)        (233,181)
                                         ----------                           -----------   ------------   --------------
                             Total           15,590                                    --       (233,181)        (233,181)
KOHL'S CORP.
Deutsche Bank, London
Branch                       Buy             18,320     1.00         6/20/16      254,812        (74,025)         180,787
                                         ----------                           -----------   ------------   --------------
                             Total           18,320                               254,812        (74,025)         180,787
PETROLEOS DE
VENEZUELA SA
Barclays Bank plc            Sell            15,535     5.00         7/20/11      401,620        302,684          704,304
                                         ----------                           -----------   ------------   --------------
                             Total           15,535                               401,620        302,684          704,304
REPUBLIC OF HUNGARY:
Barclays Bank plc            Sell             4,670     1.00         3/20/16      393,087       (352,584)          40,503

49 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS   June 30, 2011 (Unaudited)

                                                       PAY/                      UPFRONT
                              BUY/SELL    NOTIONAL   RECEIVE                     PAYMENT                      UNREALIZED
    REFERENCE ENTITY/          CREDIT      AMOUNT     FIXED     TERMINATION     RECEIVED/                    APPRECIATION
    SWAP COUNTERPARTY        PROTECTION    (000'S)     RATE        DATE          (PAID)         VALUE       (DEPRECIATION)
---------------------------  ----------  ----------  -------  --------------  ------------  -------------  ---------------
Barclays Bank plc            Sell             8,970     1.00         6/20/16      723,370       (707,605)          15,765
HSBC Bank USA                Sell             7,800     1.00         3/20/16      680,114       (588,898)          91,216
JPMorgan Chase Bank NA,
NY Branch                    Sell             6,225     1.00         3/20/16      518,793       (469,986)          48,807
Merrill Lynch Capital
Services, Inc.               Sell             7,800     1.00         3/20/16      680,114       (588,898)          91,216
UBS AG                       Sell             7,810     1.00         3/20/16      680,076       (589,653)          90,423
                                         ----------                           -----------   ------------   --------------
                             Total           43,275                             3,675,554     (3,297,624)         377,930
REPUBLIC OF PERU:
Barclays Bank plc            Sell             6,120     1.00         6/20/16      181,416       (144,106)          37,310
Credit Suisse International  Sell             4,590     1.00         6/20/16      136,062       (108,079)          27,983
Deutsche Bank AG             Buy              7,680     1.71        12/20/16           --        (77,019)         (77,019)
Goldman Sachs International  Sell             7,655     1.00         6/20/16      159,711       (180,250)         (20,539)
HSBC Bank USA                Sell             4,590     1.00         6/20/16      136,062       (108,079)          27,983
JPMorgan Chase Bank NA       Sell             7,655     1.00         6/20/16      177,402       (180,250)          (2,848)
                                         ----------                           -----------   ------------   --------------
                             Total           38,290                               790,653       (797,783)          (7,130)
REPUBLIC OF THE
 PHILIPPINES:
Barclays Bank plc            Buy              6,390     1.76        12/20/14           --       (127,433)        (127,433)
JPMorgan Chase Bank NA,
London Branch                Buy              9,590     1.74        12/20/14           --       (184,772)        (184,772)
                                         ----------                           -----------   ------------   --------------
                             Total           15,980                                    --       (312,205)        (312,205)
RR DONNELLEY & SONS CO.
Deutsche Bank, London
Branch                       Sell            18,320     5.00         6/20/16   (1,509,798)     1,440,062          (69,736)
                                         ----------                           -----------   ------------   --------------
                             Total           18,320                            (1,509,798)     1,440,062          (69,736)
SLM CORP.:
Citibank NA, New York        Sell            14,175     5.00         6/20/16   (1,414,476)       764,018         (650,458)
UBS AG                       Sell             3,885     5.00         6/20/16     (389,566)       209,398         (180,168)
                                         ----------                           -----------   ------------   --------------
                             Total           18,060                            (1,804,042)       973,416         (830,626)
TARGET CORP.
Credit Suisse
International                Buy             18,060     1.00         6/20/16      400,725       (366,335)          34,390
                                         ----------                           -----------   ------------   --------------
                             Total           18,060                               400,725       (366,335)          34,390
                                                                              -----------   ------------   --------------
                                                                 Grand Total
                                                                        Buys   12,386,984    (11,218,246)       1,168,738
                                                                 Grand Total
                                                                       Sells    2,225,587     (2,329,884)        (104,297)
                                                                              -----------   ------------   --------------
                                                                Total Credit
                                                              Default  Swaps  $14,612,571   $(13,548,130)  $    1,064,441
                                                                              ===========   ============   ==============

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

                                                     TOTAL MAXIMUM
                                                  POTENTIAL PAYMENTS
                                                  FOR SELLING CREDIT
       TYPE OF REFERENCE ASSET ON WHICH               PROTECTION                             REFERENCE ASSET
           THE FUND SOLD PROTECTION                 (UNDISCOUNTED)      AMOUNT RECOVERABLE*  RATING RANGE**
-----------------------------------------------  --------------------  --------------------  ---------------
Investment Grade Single Name Corporate Debt      $         72,720,000  $                 --      BBB to BBB-
Non-Investment Grade Single Name Corporate Debt            18,320,000                    --              BB+
Investment Grade Sovereign Debt                           103,320,000                    --             BBB-
Non-Investment Grade Sovereign Debt                        15,535,000                    --              BB-
                                                 --------------------  --------------------
Total                                            $        209,895,000  $                 --

                                                 ====================  ====================

------------

* The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

50 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS   June 30, 2011 (Unaudited)


** The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor's rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.


INTEREST RATE SWAP CONTRACTS AS OF JUNE 30, 2011 ARE AS FOLLOWS:

                            NOTIONAL
    INTEREST RATE/           AMOUNT         PAID BY     RECEIVED BY          TERMINATION
  SWAP COUNTERPARTY         (000'S)         THE FUND      THE FUND              DATE               VALUE
----------------------    ----------  ---  ---------    -----------   ------------------------  ----------
BZDI:
Goldman Sachs Group,
Inc. (The)                    40,510  BRR  BZDI              11.390%                    1/5/15  $ (631,001)
Goldman Sachs Group,
Inc. (The)                    47,000  BRR  BZDI              12.800                     1/2/17   2,001,396
Goldman Sachs Group,
Inc. (The)                    37,860  BRR  BZDI              11.420                     1/3/14    (448,389)
JPMorgan Chase Bank NA        10,960  BRR  BZDI              13.900                     1/2/17     683,191
Morgan Stanley                21,800  BRR  BZDI              12.300                     1/2/17     151,992
                          ----------                                                            ----------
Total                        158,130  BRR                                                        1,757,189
MXN TIIE BANXICO:
Bank of America Merrill                    MXN TIIE
Lynch                        333,500  MXN  BANXICO            5.875                    12/6/12      59,360
Bank of America Merrill                    MXN TIIE
Lynch                        840,000  MXN  BANXICO            5.735                   11/29/12      46,131
Bank of America Merrill                    MXN TIIE
Lynch                        513,500  MXN  BANXICO            5.750                    12/5/12      27,893
                                           MXN TIIE
Barclays Bank plc            323,200  MXN  BANXICO            5.630                    1/21/13      37,265
                                           MXN TIIE
Citibank NA                  322,500  MXN  BANXICO            5.640                    1/16/13      45,310
                                           MXN TIIE
Deutsche Bank AG             674,000  MXN  BANXICO            5.890                    1/10/13     151,511
Goldman Sachs Group,                       MXN TIIE
Inc. (The)                   824,500  MXN  BANXICO            5.880                   12/14/12     183,230
                          ----------                                                            ----------
Total                      3,831,200  MXN                                                          550,700
SIX-MONTH AUD BBR BBSW
                                                          Six-Month
                                                            AUD BBR
Westpac Banking Corp.         43,990  AUD        6.098%        BBSW                     1/5/21    (938,476)
SIX-MONTH CZK PRIBOR
PRBO:
                                                          Six-Month
                                                         CZK PRIBOR
Barclays Bank plc            695,700  CZK        3.200         PRBO                   12/21/15    (232,572)
                                                          Six-Month
                                                         CZK PRIBOR
Morgan Stanley               660,000  CZK        3.060         PRBO                   12/16/15    (122,109)
                          ----------                                                            ----------
Total                      1,355,700  CZK                                                         (354,681)
SIX-MONTH EUR EURIBOR:
                                           Six-Month
                                           EUR
Barclays Bank plc             27,050  EUR  EURIBOR            3.580                    2/21/15     197,193
                                           Six-Month
                                           EUR
Morgan Stanley                26,300  EUR  EURIBOR            3.410                   12/16/15      77,918
                          ----------                                                            ----------

51 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS   June 30, 2011 (Unaudited)

                            NOTIONAL
    INTEREST RATE/           AMOUNT         PAID BY     RECEIVED BY         TERMINATION
   SWAP COUNTERPARTY        (000'S)         THE FUND      THE FUND              DATE              VALUE
-----------------------   ----------  ---  ---------    -----------  -------------------------  ----------
Total                         53,350  EUR                                                          275,111
SIX-MONTH JPY BBA LIBOR
                                                          Six-Month
                                                            JPY BBA
JPMorgan Chase Bank NA     3,714,000  JPY        1.233        LIBOR                     1/7/21    (402,832)
THREE-MONTH NZD BBR FRA
                                           Three-Month
                                           NZD BBR
Barclays Bank plc             57,830  NZD  FRA                5.280                     5/5/21     895,191
THREE-MONTH USD BBA
LIBOR
                                           Three-Month
                                           USD BBA
Barclays Bank plc             44,800       LIBOR              3.371                     1/6/21   1,310,176
THREE-MONTH ZAR JIBAR
SAFEX:
                                                        Three-Month
                                                          ZAR JIBAR
Barclays Bank plc            170,930  ZAR        7.040        SAFEX                    1/21/14    (190,995)
                                                        Three-Month
                                                          ZAR JIBAR
Barclays Bank plc            169,280  ZAR        7.050        SAFEX                    1/24/14    (189,735)
                          ----------                                                            ----------
Total where Fund pays a
fixed rate                   340,210  ZAR                                                         (380,730)
                          ----------                                                            ----------
                                           Three-Month
                                           ZAR JIBAR
Barclays Bank plc             66,880  ZAR  SAFEX              8.350                    1/24/21     367,089
                                           Three-Month
                                           ZAR JIBAR
Barclays Bank plc             67,440  ZAR  SAFEX              8.310                    1/21/21     337,709
                                           Three-Month
Goldman Sachs Group,                       ZAR JIBAR
Inc. (The)                   543,310  ZAR  SAFEX              8.700                    3/11/14     627,131
                                           Three-Month
                                           ZAR JIBAR
JPMorgan Chase Bank NA       548,950  ZAR  SAFEX              8.480                     3/1/14     501,880
                                           Three-Month
                                           ZAR JIBAR
JPMorgan Chase Bank NA       548,640  ZAR  SAFEX              8.390                     3/2/14     430,925
                                           Three-Month
                                           ZAR JIBAR
JPMorgan Chase Bank NA       429,560  ZAR  SAFEX              8.650                     3/4/14     479,251
                          ----------                                                            ----------
Total where Fund pays a
variable rate              2,204,780  ZAR                                                        2,743,985
                          ----------                                                            ----------
Total                      2,544,990  ZAR                                                        2,363,255
                                                                                                ----------
                                                                     Total Interest Rate Swaps  $5,455,633
                                                                                                ==========

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD     Australian Dollar
BRR     Brazilian Real
CZK     Czech Koruna
EUR     Euro
JPY     Japanese Yen
MXN     Mexican Nuevo Peso
NZD     New Zealand Dollar
ZAR     South African Rand

52 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS   June 30, 2011 (Unaudited)

Abbreviations/Definitions are as follows:

BANIXCO          Banco de Mexico
BBA LIBOR        British Bankers' Association London-Interbank Offered Rate
BBR BBSW         Bank Bill Swap Reference Rate (Australian Financial Market)
BZDI             Brazil Interbank Deposit Rate
EURIBOR          Euro Interbank Offered Rate
FRA              Forward Rate Agreement
JIBAR            South Africa Johannesburg Interbank Agreed Rate
PRIBOR PRBO      Prague Interbank Offering Rate
SAFEX            South African Futures Exchange
TIIE             Interbank Equilibrium Interest Rate

TOTAL RETURN SWAP CONTRACTS AS OF JUNE 30, 2011 ARE AS FOLLOWS:

                                 NOTIONAL
     REFERENCE ENTITY/            AMOUNT                  PAID BY          RECEIVED BY     TERMINATION
     SWAP COUNTERPARTY            (000'S)                THE FUND            THE FUND         DATE          VALUE
----------------------------    ----------   ----   -------------------   --------------  -------------  ------------
CONSUMER STAPLES SELECT
SECTOR INDEX:
                                                    One-Month
                                                    USD BBA LIBOR
                                                    plus 15 basis
                                                    points and if
                                                    negative, the
                                                    absolute value        If positive,
                                                    of the Total          the Total
                                                    Return of the         Return of
                                                    Consumer              the Consumer
                                                    Staples Select        Staples Select
Morgan Stanley                     $7,205           Sector Index          Sector Index       3/6/12     $(154,338)
                                                    One-Month
                                                    USD BBA LIBOR
                                                    plus15 basis
                                                    points and if
                                                    negative, the
                                                    absolute value        If positive,
                                                    of the Total          the Total
                                                    Return of the         Return of
                                                    Consumer              the Consumer
                                                    Staples Select        Staples Select
Morgan Stanley                       31             Sector Index          Sector Index      9/14/11        (300)
                                                                                                         -----------
                                                                                           Reference
                                                                                          Entity Total   (154,638)
CUSTOM BASKET OF
SECURITIES:
                                                    One-Month
                                                    CHF BBA LIBOR
                                                    plus 30 basis
                                                    points and if
                                                    negative, the         If positive,
                                                    absolute value of the the Total
                                                    Total Return          Return of
                                                    of a custom           a custom
                                                    basket of             basket of
Citibank NA                         6,743     CHF   securities            securities        1/11/12      (403,175)
                                                    One-Month
                                                    DKK BBA LIBOR
                                                    plus 30 basis
                                                    points and if         If
                                                    negative, the         positive,
                                                    absolute value        the Total
                                                    of the Total          Return of
                                                    Return of a           a custom
                                                    custom basket         basket of
Citibank NA                        11,453     DKK   of securities         securities        1/11/12      (46,438)

53 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS   June 30, 2011 (Unaudited)

                                 NOTIONAL
     REFERENCE ENTITY/            AMOUNT                  PAID BY          RECEIVED BY     TERMINATION
     SWAP COUNTERPARTY            (000'S)                THE FUND            THE FUND         DATE          VALUE
----------------------------    ----------   ----   -------------------   --------------  -------------  ------------
                                                    One-Month
                                                    EURIBOR plus
                                                    30 basis
                                                    points and if
                                                    negative, the         If positive,
                                                    absolute value        the Total
                                                    of the Total          Return of
                                                    Return of a           a custom
                                                    custom basket         basket of
Citibank NA                        13,624     EUR   of securities         securities        1/11/12      (632,435)
                                                    One-Month
                                                    GBP BBA LIBOR
                                                    plus 30 basis
                                                    points and if
                                                    negative, the         If positive,
                                                    absolute value        the Total
                                                    of the Total          Return of
                                                    Return of a           a custom
                                                    custom basket         basket of
Citibank NA                         1,784     GBP   of securities         securities        1/11/12       44,955
                                                    One-Month
                                                    SEK STIBOR
                                                    SIDE plus 30
                                                    basis points
                                                    and if
                                                    negative, the         If positive,
                                                    absolute value        the Total
                                                    of the Total          Return of
                                                    Return of a           a custom
                                                    custom basket         basket of
Citibank NA                        22,377     SEK   of securities         securities        1/11/12      (64,177)
                                                    One-Month
                                                    JPY BBA LIBOR
                                                    plus 53 basis
                                                    points and if
                                                    negative, the         If positive,
                                                    absolute value        the Total
                                                    of the Total          Return of
                                                    Return of a           a custom
                                                    custom basket         basket of
Citibank NA, New York             2,231,039   JPY   of securities         securities        4/16/12       343,781
                                                    One-Month
                                                    USD BBA LIBOR
                                                    plus 18 basis
                                                    points and if
                                                    negative, the         If positive,
                                                    absolute value        the Total
                                                    of the Total          Return of
                                                    Return of a           a custom
Goldman Sachs Group, Inc.                           custom basket         basket of
(The)                              91,055           of securities         securities         9/9/11      1,794,504
                                                    One-Month
                                                    GBP BBA LIBOR
                                                    plus 50 basis
                                                    points and if
                                                    negative, the         If positive,
                                                    absolute value        the Total
                                                    of the Total          Return of
                                                    Return of a           a custom
                                                    custom basket         basket of
Morgan Stanley                     16,759     GBP   of securities         securities        1/16/12      (263,403)
                                                                                                         -----------
                                                                                           Reference
                                                                                          Entity Total    773,612
HEALTH CARE SELECT SECTOR
INDEX
                                                    One-Month
                                                    USD BBA LIBOR
                                                    plus 8 basis
                                                    points and if
                                                    negative, the
                                                    absolute value        If positive,
                                                    of the Total          the Total
                                                    Return of the         Return of
                                                    Health Care           the Health
                                                    Select Sector         Care Select
UBS AG                              6,707           Index                 Sector Index      11/4/11        2,692
INDUSTRIAL SELECT SECTOR
INDEX:
                                                    One-Month
                                                    USD BBA LIBOR
                                                    plus 12 basis
                                                    points and if
                                                    negative, the
                                                    absolute value        If positive,
                                                    of the Total          the Total
                                                    Return of the         Return of
                                                    Industrial            the Industrial
                                                    Select Sector         Select
Deutsche Bank AG                     437            Index                 Sector Index       4/9/12       19,344

54 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS   June 30, 2011 (Unaudited)

                                 NOTIONAL
     REFERENCE ENTITY/            AMOUNT                  PAID BY          RECEIVED BY    TERMINATION
     SWAP COUNTERPARTY            (000'S)                THE FUND            THE FUND         DATE          VALUE
----------------------------    ----------   ----   -------------------   --------------  -------------  ------------
                                                    One-Month
                                                    USD BBA LIBOR
                                                    plus 12 basis
                                                    points and if
                                                    negative, the
                                                    absolute value        If positive,
                                                    of the Total          the Total
                                                    Return of the         Return of
                                                    Industrial            the Industrial
                                                    Select Sector         Select Sector
Deutsche Bank AG                    7,535           Index                 Index              4/9/12       332,089
                                                                                                         ------------
                                                                                           Reference
                                                                                          Entity Total    351,433
MSCI DAILY TR GROSS EAFE
USD INDEX:
                                                                          One-Month USD
                                                                          BBA LIBOR
                                                                          plus 15
                                                                          basis
                                                                          points and
                                                                          if negative,
                                                                          the absolute
                                                                          value of
                                                    If positive,          the Total
                                                    the Total             Return of
                                                    Return of the         the MSCI
                                                    MSCI Daily            Daily
                                                    Gross EAFE USD        Gross EAFE
Citibank NA                         6,813           Index                 USD Index         10/7/11       97,285
                                                                          One-
                                                                          Month USD
                                                                          BBA LIBOR
                                                                          plus 15
                                                                          basis
                                                                          points and
                                                                          if negative,
                                                    If positive,          the Total
                                                    the Total             Return of
                                                    Return of the         the MSCI
                                                    MSCI Daily            Daily
                                                    Gross EAFE USD        Gross EAFE
Citibank NA                         8,094           Index                 USD Index          1/9/12       107,309
                                                                          One-
                                                                          Month USD
                                                                          BBA LIBOR
                                                                          plus 15
                                                                          basis
                                                                          points and
                                                                          if negative,
                                                    If positive,          the Total
                                                    the Total             Return of
                                                    Return of the         the MSCI
                                                    MSCI Daily            Daily
                                                    Gross EAFE USD        Gross EAFE
Citibank NA                          740            Index                 USD Index          1/9/12        9,415
                                                                          One-
                                                                          Month USD
                                                                          BBA LIBOR
                                                                          minus 5
                                                                          basis
                                                                          points and
                                                                          if negative,
                                                                          the absolute
                                                                          value of
                                                    If positive,          the Total
                                                    the Total             Return of
                                                    Return of the         the MSCI
                                                    MSCI Daily            Daily
Goldman Sachs Group, Inc.                           Gross EAFE USD        Gross EAFE
(The)                                852            Index                 USD Index          7/8/11       (4,962)
                                                                          One-
                                                                          Month USD
                                                                          BBA LIBOR
                                                                          plus 20
                                                                          basis
                                                                          points and
                                                                          if negative,
                                                                          the absolute
                                                                          value of
                                                    If positive,          the Total
                                                    the Total             Return of
                                                    Return of the         the MSCI
                                                    MSCI Daily            Daily
Goldman Sachs Group, Inc.                           Gross EAFE USD        Gross EAFE
(The)                               5,574           Index                 USD Index         5/10/12      (33,917)

55 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS   June 30, 2011 (Unaudited)

                                 NOTIONAL
     REFERENCE ENTITY/            AMOUNT                  PAID BY          RECEIVED BY    TERMINATION
     SWAP COUNTERPARTY            (000'S)                THE FUND            THE FUND         DATE          VALUE
----------------------------    ----------   ----   -------------------   --------------  -------------  ------------
                                                                          One-
                                                                          Month USD
                                                                          LIBOR
                                                                          minus 5
                                                                          basis
                                                                          points and
                                                                          if negative,
                                                                          the absolute
                                                                          value of
                                                    If positive,          the Total
                                                    the Total             Return of
                                                    Return of the         the MSCI
                                                    MSCI Daily            Daily
Goldman Sachs Group, Inc.                           Gross EAFE USD        Gross EAFE
(The)                               5,977           Index                 USD Index          7/8/11      (38,140)
                                                                          One-
                                                                          Month USD
                                                                          BBA LIBOR
                                                                          minus 35
                                                                          basis
                                                                          points and
                                                                          if negative,
                                                                          the absolute
                                                                          value of
                                                    If positive,          the Total
                                                    the Total             Return of
                                                    Return of the         the MSCI
                                                    MSCI Daily            Daily
                                                    Gross EAFE USD        Gross EAFE
Morgan Stanley                      9,426           Index                 USD Index         10/7/11      (68,559)
                                                                          One-
                                                                          Month USD
                                                                          BBA LIBOR
                                                                          minus 10
                                                                          basis
                                                                          points and
                                                                          if negative,
                                                                          the absolute
                                                                          value of
                                                    If positive,          the Total
                                                    the Total             Return of
                                                    Return of the         the MSCI
                                                    MSCI Daily            Daily
                                                    Gross EAFE USD        Gross EAFE
UBS AG                             13,787           Index                 USD Index         10/7/11       153,592
                                                                                                         ----------
                                                                                           Reference
                                                                                          Entity Total    222,023
MSCI DAILY TR GROSS
EUROPE EURO INDEX:
                                                                          One-
                                                                          Month EUR
                                                                          EURIBOR
                                                                          minus 20
                                                                          basis
                                                                          points and
                                                                          if negative,
                                                                          the absolute
                                                                          value of
                                                                          the Total
                                                    If positive,          Return of
                                                    the Total             the MSCI
                                                    Return of the         Daily
                                                    MSCI Daily            Gross
                                                    Gross Europe          Europe
Citibank NA                         1,241     EUR   Euro Index            Euro Index         1/6/12       (9,241)
                                                                          One-
                                                                          Month EUR
                                                                          EURIBOR
                                                                          and if
                                                                          negative,
                                                                          the absolute
                                                                          value of
                                                    If                    the Total
                                                    positive, the         Return of
                                                    Total Return          the MSCI
                                                    of the MSCI           Daily
                                                    Daily Gross           Gross
Goldman Sachs Group, Inc.                           Europe Euro           Europe
(The)                              18,979     EUR   Index                 Euro Index        1/12/12      (131,965)
                                                                                                        -----------
                                                                                           Reference
                                                                                          Entity Total   (141,206)
MSCI DAILY TR NET EAFE
USD INDEX
                                                    One-Month
                                                    USD BBA LIBOR
                                                    minus 2.5             If
                                                    basis points          positive,
                                                    and if                the Total
                                                    negative, the         Return of
                                                    absolute value        the MSCI
                                                    of the MSCI           Daily Net
Goldman Sachs Group, Inc.                           Daily Net EAFE        EAFE USD
(The)                              23,026           USD Index             Index              5/8/12       60,593

56 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS   June 30, 2011 (Unaudited)

                                 NOTIONAL
     REFERENCE ENTITY/            AMOUNT                  PAID BY          RECEIVED BY    TERMINATION
     SWAP COUNTERPARTY            (000'S)                THE FUND            THE FUND         DATE          VALUE
----------------------------    ----------   ----   -------------------   --------------  -------------  ------------
MSCI DAILY TR NET GERMANY
USD INDEX
                                                    One-Month
                                                    USD BBA LIBOR
                                                    minus 15 basis
                                                    points and if         If
                                                    negative, the         positive,
                                                    absolute value        the Total
                                                    of the Total          Return of
                                                    Return of the         the MSCI
                                                    MSCI Daily Net        Daily Net
                                                    Germany USD           Germany
Citibank NA                         9,109           Index                 USD Index          6/1/12       242,104
MSCI DAILY TR NET ITALY
USD INDEX
                                                                          If
                                                    One-Month             positive,
                                                    USD BBA LIBOR         the
                                                    minus 25 basis        absolute
                                                    points and if         value of
                                                    negative, the         the Total
                                                    absolute value        Return of
                                                    of the MSCI           the MSCI
                                                    Daily Net             Daily Net
                                                    Italy USD             Italy USD
Goldman Sachs Group, Inc. (The)     9,140           Index                 Index              3/6/12      (207,770)
MSCI DAILY TR NET JAPAN
USD INDEX
                                                    One-Month
                                                    USD BBA LIBOR
                                                    plus 20 basis
                                                    points and if         If
                                                    negative, the         positive,
                                                    absolute value        the Total
                                                    of the Total          Return of
                                                    Return of the         the MSCI
                                                    MSCI Daily Net        Daily Net
                                                    Japan USD             Japan USD
UBS AG                              9,045           Index                 Index              6/4/12       248,831
MSCI DAILY TR NET
NETHERLANDS USD INDEX
                                                    One-Month
                                                    USD BBA LIBOR
                                                    plus 20 basis         If
                                                    points and if         positive,
                                                    negative, the         the Total
                                                    absolute value        Return of
                                                    of the Total          the MSCI
                                                    Return of the         Daily Net
                                                    MSCI Daily Net        Netherland
                                                    Netherlands           s USD
UBS AG                              9,367           USD Index             Index              5/7/12      (208,866)
MSCI DAILY TR NET SPAIN
USD INDEX
                                                    One-Month
                                                    USD BBA LIBOR
                                                    minus 33 basis
                                                    points and if         If
                                                    negative, the         positive,
                                                    absolute value        the Total
                                                    of the Total          Return of
                                                    Return of the         the MSCI
                                                    MSCI Daily Net        Daily Net
                                                    Spain USD             Spain USD
Nomura International                8,974           Index                 Index              3/6/12       454,719
S&P 100 INDEX
                                                                          One-
                                                                          Month USD
                                                                          BBA LIBOR
                                                                          plus 10
                                                                          basis
                                                                          points and
                                                                          if negative,
                                                                          the absolute
                                                                          value of
                                                    If positive,          the Total
                                                    the Total             Return of
Goldman Sachs Group, Inc.                           Return of the         the S&P
(The)                              22,633           S&P 100 Index         100 Index          4/9/12      (535,580)
                                                                                                        ---------
                                                                                            Total of
                                                                                          Total Return
                                                                                             Swaps      $1,107,947
                                                                                                        ==========


Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

CHF            Swiss Franc
DKK            Danish Krone
EUR            Euro
GBP            British Pound Sterling
JPY            Japanese Yen
SEK            Swedish Krona

57 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS   June 30, 2011 (Unaudited)

Abbreviations are as follows:

BBA LIBOR      British Bankers' Association London-Interbank Offered Rate
EAFE           Europe, Australasia, Far East
EURIBOR        Euro Interbank Offered Rate
MSCI           Morgan Stanley Capital International
S&P            Standard & Poor's
STIBOR SIDE    Stockholm Interbank Offered Rate
TR             Total Return

VOLATILITY SWAPS AS OF JUNE 30, 2011 ARE AS FOLLOWS:

                                        NOTIONAL
          REFERENCE ENTITY/              AMOUNT             PAID BY           RECEIVED BY       TERMINATION
          SWAP COUNTERPARTY              (000'S)           THE FUND            THE FUND             DATE        VALUE
-------------------------------------   ---------  ---  ---------------  --------------------   ------------  ---------
AUD/GBP SPOT
EXCHANGE RATE
                                                        The Historic
                                                        Volatility of
                                                        the mid AUD/GBP
                                                        spot exchange
                                                        rate during the
                                                        Observation
Credit Suisse                                  29  GBP  Period                           9.800%      7/15/11  $  (2,413)
AUD/USD SPOT
EXCHANGE RATE:
                                                        The Historic
                                                        Volatility of
                                                        the mid AUD/USD
                                                        spot exchange
                                                        rate during the
                                                        Observation
Credit Suisse                                  47       Period                          11.150        7/8/11    (34,850)
                                                        The Historic
                                                        Volatility of
                                                        the mid AUD/USD
                                                        spot exchange
                                                        rate during the
                                                        Observation
Deutsche Bank AG                               47       Period                          11.550       7/14/11    (26,127)
                                                        The Historic
                                                        Volatility of
                                                        the mid AUD/USD
                                                        spot exchange
                                                        rate during the
                                                        Observation
Royal Bank of Scotland plc                     47       Period                          11.300       7/11/11    (37,227)
                                                                                                              ---------
                                                                                                Reference
                                                                                                Entity Total    (98,204)
CAD/GBP SPOT
EXCHANGE RATE
                                                        The Historic
                                                        Volatility of
                                                        the mid CAD/GBP
                                                        spot exchange
                                                        rate during the
                                                        Observation
Goldman Sachs Group, Inc. (The)                29  GBP  Period                           7.650       7/11/11    (47,865)
CHF/JPY SPOT EXCHANGE RATE
                                                                         The
                                                                         Historic
                                                                         Volatility of
                                                                         the mid
                                                                         CHF/JPY spot
                                                                         exchange rate
                                                                         during the
                                                                         Observation
Citibank NA                                    40  CHF           10.650% Period                      7/20/11     26,536
CHF/SEK SPOT
EXCHANGE RATE:

58 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS   June 30, 2011 (Unaudited)

                                        NOTIONAL
         REFERENCE ENTITY/               AMOUNT             PAID BY           RECEIVED BY       TERMINATION
         SWAP COUNTERPARTY               (000'S)           THE FUND            THE FUND             DATE        VALUE
-------------------------------------   ---------  ---  ---------------  --------------------   ------------  ---------
                                                                         The
                                                                         Historic
                                                                         Volatility of the mid
                                                                         CHF/SEK spot
                                                                         exchange rate
                                                                         during the
Goldman Sachs Group, Inc. (The)                                          Observation
                                               40  CHF           13.000  Period                       8/5/11     10,703
                                                                         The
                                                                         Historic
                                                                         Volatility of
                                                                         the mid
                                                                         CHF/SEK spot
                                                                         exchange rate
                                                                         during the
                                                                         Observation
Citibank NA                                    39  CHF           14.250  Period                       8/2/11    (55,589)
                                        ---------                                                             ---------
Total where Fund
pays a fixed rate                              79  CHF                                                          (44,886)
                                        ---------                                                             ---------
                                                        The Historic
                                                        Volatility of
                                                        the mid CHF/SEK
                                                        spot exchange
                                                        rate during the
Bank of America                                         Observation
Merrill Lynch                                  40  CHF  Period                          14.700       7/26/11     (5,822)
                                                        The Historic
                                                        Volatility of
                                                        the mid CHF/SEK
                                                        spot exchange
                                                        rate during the
                                                        Observation
Deutsche Bank AG                               40  CHF  Period                          14.500       7/28/11    (19,570)
                                        ---------                                                             ---------
Total where Fund pays a variable rate          80  CHF                                                          (25,392)
                                        ---------                                                             ----------
                                                                                                Reference
Total                                         159  CHF                                          Entity Total    (70,278)
CHF/USD SPOT
EXCHANGE RATE:
                                                                         The
                                                                         Historic
                                                                         Volatility of
                                                                         the mid
                                                                         CHF/USD spot
                                                                         exchange rate
                                                                         during the
                                                                         Observation
Citibank NA                                    47                11.300  Period                      7/29/11     47,677
                                                        The Historic
                                                        Volatility of
                                                        the mid CHF/USD
                                                        spot exchange
                                                        rate during the
                                                        Observation
Deutsche Bank AG                               47       Period                          12.000       7/29/11     72,559
                                                                                                              ---------
                                                                                                Reference
                                                                                                Entity Total    120,236
EUR/GBP SPOT
EXCHANGE RATE
                                                        The Historic
                                                        Volatility of
                                                        the mid EUR/GBP
                                                        spot exchange
                                                        rate during the
Goldman Sachs Group,                                    Observation
Inc. (The)                                     33  EUR  Period                           9.100       7/21/11      6,410
EUR/NOK SPOT
EXCHANGE RATE
                                                        The Historic
                                                        Volatility of
                                                        the mid EUR/NOK
                                                        spot exchange
                                                        rate during the
Goldman Sachs Group,                                    Observation
Inc. (The)                                     33  EUR  Period                           7.025       7/15/11    (20,269)
EUR/SEK SPOT
EXCHANGE RATE:
                                                        The Historic
                                                        Volatility of
                                                        the mid EUR/SEK
                                                        spot exchange
                                                        rate during the
                                                        Observation
Deutsche Bank AG                               33  EUR  Period                           6.700        7/5/11     (1,314)
                                                        The Historic
                                                        Volatility of
                                                        the mid EUR/SEK
                                                        spot exchange
                                                        rate during the
                                                        Observation
Deutsche Bank AG                               33  EUR  Period                           7.600       7/22/11     (6,318)

59 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS   June 30, 2011 (Unaudited)

                                        NOTIONAL
         REFERENCE ENTITY/               AMOUNT             PAID BY           RECEIVED BY       TERMINATION
         SWAP COUNTERPARTY               (000'S)           THE FUND            THE FUND             DATE        VALUE
-------------------------------------   ---------  ---  ---------------  --------------------   ------------  ---------
                                                        The Historic
                                                        Volatility of
                                                        the mid EUR/SEK
                                                        spot exchange
                                                        rate during the
Goldman Sachs Group, Inc. (The)                         Observation
                                               33  EUR  Period                           6.675        7/7/11    (10,232)
                                                        The Historic
                                                        Volatility of
                                                        the mid EUR/SEK
                                                        spot exchange
                                                        rate during the
Goldman Sachs Group, Inc. (The)                         Observation
                                               33  EUR  Period                           7.525       7/25/11    (12,609)
                                                        The Historic
                                                        Volatility of
                                                        the mid EUR/SEK
                                                        spot exchange
                                                        rate during the
Royal Bank of Scotland plc                              Observation
                                               33  EUR  Period                           7.200       7/25/11    (40,457)
                                                                                                              ---------
                                                                                                Reference
                                                                                                Entity Total    (70,930)
GBP/USD SPOT EXCHANGE RATE
                                                        The Historic
                                                        Volatility of
                                                        the mid GBP/USD
                                                        spot exchange
                                                        rate during the
Royal Bank of Scotland plc                              Observation
                                               47       Period                           8.200        7/7/11     16,584
                                                                                                              ---------
                                                                                                Total
                                                                                                Volatility
                                                                                                Swaps         $(140,193)
                                                                                                              =========

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD     Australian Dollar
CAD     Canadian Dollar
CHF     Swiss Franc
EUR     Euro
GBP     British Pound Sterling
JPY     Japanese Yen
NOK     Norwegian Krone
SEK     Swedish Krona

The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.

SWAP SUMMARY AS OF JUNE 30, 2011 IS AS FOLLOWS:

                                                                        NOTIONAL
                                               SWAP TYPE FROM            AMOUNT
         SWAP COUNTERPARTY                    FUND PERSPECTIVE           (000'S)                   VALUE
-------------------------------------  ------------------------------  ----------  -----------  ------------
Bank of America Merrill Lynch:
                                       Interest Rate                    1,687,000  MXN          $   133,384
                                       Volatility                              40  CHF               (5,822)
                                                                                                -----------
                                                                                                    127,562
Barclays Bank plc:
                                       Credit Default Buy Protection       63,925                (5,181,165)
                                       Credit Default Sell Protection      60,715                  (912,758)
                                       Interest Rate                      695,700  CZK             (232,572)
                                       Interest Rate                       27,050  EUR              197,193
                                       Interest Rate                      323,200  MXN               37,265

60 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS   June 30, 2011 (Unaudited)

                                                                        NOTIONAL
                                               SWAP TYPE FROM            AMOUNT
         SWAP COUNTERPARTY                    FUND PERSPECTIVE           (000'S)                    VALUE
-------------------------------------  ------------------------------  ----------  -----------  ------------
                                       Interest Rate                       57,830  NZD              895,191
                                       Interest Rate                       44,800                 1,310,176
                                       Interest Rate                      474,530  ZAR              324,068
                                                                                                -----------
                                                                                                 (3,562,602)
Citibank NA:
                                       Interest Rate                      322,500  MXN               45,310
                                       Total Return                         6,743  CHF             (403,175)
                                       Total Return                        11,453  DKK              (46,438)
                                       Total Return                        14,865  EUR             (641,676)
                                       Total Return                         1,784  GBP               44,955
                                       Total Return                        22,377  SEK              (64,177)
                                       Total Return                        24,756                   456,113
                                       Volatility                              79  CHF              (29,053)
                                       Volatility                              47                    47,677
                                                                                                -----------
                                                                                                   (590,464)
Citibank NA, New York:
                                       Credit Default Buy Protection       18,540                  (233,307)
                                       Credit Default Sell Protection      14,175                   764,018
                                       Total Return                     2,231,039  JPY              343,781
                                                                                                -----------
                                                                                                    874,492
Credit Suisse:
                                       Volatility                              29  GBP               (2,413)
                                       Volatility                              47                   (34,850)
                                                                                                -----------
                                                                                                    (37,263)
Credit Suisse International:
                                       Credit Default Buy Protection       18,060                  (366,335)
                                       Credit Default Sell Protection      11,075                  (154,490)
                                                                                                -----------
                                                                                                   (520,825)
Deutsche Bank AG:
                                       Credit Default Buy Protection        7,680                   (77,019)
                                       Interest Rate                      674,000  MXN              151,511
                                       Total Return                         7,972                   351,433
                                       Volatility                              40  CHF              (19,570)
                                       Volatility                              66  EUR               (7,632)
                                       Volatility                              94                    46,432
                                                                                                -----------
                                                                                                    445,155
Deutsche Bank, London Branch:
                                       Credit Default Buy Protection       18,320                   (74,025)
                                       Credit Default Sell Protection      36,380                   870,034
                                                                                                -----------
                                                                                                    796,009
Goldman Sachs Group, Inc. (The):
                                       Interest Rate                      125,370  BRR              922,006
                                       Interest Rate                      824,500  MXN              183,230
                                       Interest Rate                      543,310  ZAR              627,131
                                       Total Return                        18,979  EUR             (131,965)
                                       Total Return                       158,257                 1,034,728
                                       Volatility                              40  CHF               10,703
                                       Volatility                             132  EUR              (36,700)
                                       Volatility                              29  GBP              (47,865)
                                                                                                -----------

61 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS   June 30, 2011 (Unaudited)

                                                                        NOTIONAL
                                               SWAP TYPE FROM            AMOUNT
          SWAP COUNTERPARTY                   FUND PERSPECTIVE           (000'S)                    VALUE
-------------------------------------  ------------------------------  ----------  -----------  ------------
                                                                                                  2,561,268
Goldman Sachs International:
                                       Credit Default Buy Protection       18,320                  (134,618)
                                       Credit Default Sell Protection      26,195                  (347,141)
                                                                                                -----------
                                                                                                   (481,759)
HSBC Bank USA                          Credit Default Sell Protection      12,390                  (696,977)
JPMorgan Chase Bank NA:
                                       Credit Default Sell Protection       7,655                  (180,250)
                                       Interest Rate                       10,960  BRR              683,191
                                       Interest Rate                    3,714,000  JPY             (402,832)
                                       Interest Rate                    1,527,150  ZAR            1,412,056
                                                                                                -----------
                                                                                                  1,512,165
JPMorgan Chase Bank NA, London Branch  Credit Default Buy Protection        9,590                  (184,772)
JPMorgan Chase Bank NA, NY Branch      Credit Default Sell Protection       6,225                  (469,986)
Merrill Lynch Capital Services, Inc.   Credit Default Sell Protection       7,800                  (588,898)
Merrill Lynch International            Credit Default Buy Protection       40,265                (4,967,005)
Morgan Stanley:
                                       Interest Rate                       21,800  BRR              151,992
                                       Interest Rate                      660,000  CZK             (122,109)
                                       Interest Rate                       26,300  EUR               77,918
                                       Total Return                        16,759  GBP             (263,403)
                                       Total Return                        16,662                  (223,197)
                                                                                                -----------
                                                                                                   (378,799)
Morgan Stanley Capital Services, Inc.  Credit Default Sell Protection      15,590                  (233,181)
Nomura International                   Total Return                         8,974                   454,719
Royal Bank of Scotland plc:
                                       Volatility                              33  EUR              (40,457)
                                       Volatility                              94                   (20,643)
                                                                                                -----------
                                                                                                    (61,100)
UBS AG:
                                       Credit Default Sell Protection      11,695                  (380,255)
                                       Total Return                        38,906                   196,249
                                                                                                -----------
                                                                                                   (184,006)
Westpac Banking Corp.                  Interest Rate                       43,990  AUD             (938,476)
                                                                                                -----------
                                                                                   Total Swaps  $(7,124,743)
                                                                                                ===========

Notional amount is reported in U.S.Dollars (USD), except for those denoted in the following currencies:

AUD     Australian Dollar
BRR     Brazilian Real
CHF     Swiss Franc
CZK     Czech Koruna
DKK     Danish Krone
EUR     Euro
GBP     British Pound Sterling
JPY     Japanese Yen
MXN     Mexican Nuevo Peso
NZD     New Zealand Dollar
SEK     Swedish Krona
ZAR     South African Rand

62 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

Structured securities are valued utilizing price quotations obtained from broker-dealers or independent pricing services. Values are determined based upon market inputs which typically include the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.

Swap contracts are valued utilizing price quotations obtained from broker-dealer counterparties or independent pricing services. Values are determined based on relevant market information on the underlying reference assets which may include credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures and forward currency rates.

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from independent pricing services.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

63 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                        WHEN-ISSUED OR DELAYED DELIVERY
                                                BASIS TRANSACTIONS
                                        -------------------------------
Purchased securities                                     $  515,569,509
Sold securities                                             176,043,414

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund's market value of investments relative to its net assets which can incrementally increase the volatility of the Fund's performance. Forward roll transactions can be replicated over multiple settlement periods.

64 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of June 30, 2011 is as follows:

Cost                                            $ 132,943,233
Market Value                                    $   8,003,468
Market Value as a % of Net Assets                        0.09%

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENT IN OPPENHEIMER MASTER FUNDS. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC (the "Master Funds"). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of Oppenheimer Master Loan Fund, LLC is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The investment objective of Oppenheimer Master Event-Linked Bond Fund, LLC is to seek a high level of current income principally derived from interest on debt securities. The Fund's investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds' expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in the Master Funds.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may

65 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:


     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.


     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of June 30, 2011, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $28,017,156, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established

66 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

     within the Fund's International Swap and Derivatives Association, Inc. master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $3,853,591 as of June 30, 2011. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to International Swap and Derivatives Association, Inc. master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

     As of June 30, 2011 the Fund has required certain counterparties to post collateral of $7,649,042.

     CREDIT RELATED CONTINGENT FEATURES. The Fund's agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

     As of June 30, 2011, the aggregate fair value of derivative instruments with credit related contingent features in a net liability position was $26,878,813 for which the Fund has posted collateral of $14,689,695. If a contingent feature would have been triggered as of June 30, 2011, the Fund could have been required to pay this amount in cash to its counterparties. If the Fund fails to perform under these contracts and agreements, the cash and/or securities posted as collateral will be made available to the counterparty. Cash posted as collateral for these contracts, if any, is reported on the Statement of Assets and Liabilities in the annual and semiannual reports; securities posted as collateral, if any, are reported on the Statement of Investments.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

67 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

     The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to take a negative investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

     The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

     During the period ended June 30, 2011, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $2,173,362,286 and $933,284,819, respectively.

     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

The Fund has purchased futures contracts on various equity indexes to increase exposure to equity risk.

The Fund has sold futures contracts on various equity indexes to decrease exposure to equity risk.

During the period ended June 30, 2011, the Fund had an ending monthly average market value of $1,802,067,234 and $898,013,598 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

68 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased call options on currencies to increase exposure to foreign exchange rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has purchased put options on currencies to decrease exposure to foreign exchange rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has purchased call options on treasury futures to increase exposure to interest rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

During the period ended June 30, 2011, the Fund had an ending monthly average market value of $4,052,672 and $2,534,620 on purchased call options and purchased put options, respectively.

Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

The Fund has written put options on currencies to increase exposure to foreign exchange rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has written call options on currencies to decrease exposure to foreign exchange rate risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the period ended June 30, 2011, the Fund had an ending monthly average market value of $354,119 and $59,415 on written call options and written put options, respectively.

Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.

Written option activity for the period ended June 30, 2011 was as follows:

                                         CALL OPTIONS                     PUT OPTIONS
                                 ----------------------------       ------------------------
                                    NUMBER OF       AMOUNT OF       NUMBER OF      AMOUNT OF
                                    CONTRACTS       PREMIUMS        CONTRACTS       PREMIUMS
                                 ------------------------------------------------------------
Options outstanding as of
September 30, 2010                2,858,000,000   $    745,282               --   $        --
Options written                   6,008,830,000      4,071,885    5,969,690,000     3,526,089
Options closed or expired        (7,115,690,000)    (3,136,230)  (1,726,525,000)   (1,417,214)
Options exercised                (1,726,525,000)    (1,417,852)  (4,192,890,000)   (1,738,351)
                                 ------------------------------------------------------------
Options outstanding as of
June 30, 2011                        24,615,000   $    263,085       50,275,000   $   370,524
                                 ============================================================

69 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities in the annual and semiannual reports. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.

     CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security, sovereign debt, or a basket of securities (the "reference asset").

     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

     The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and/or, indexes that are either unavailable or considered to be less attractive in the bond market.

70 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

     The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and/or, indexes.

     For the period ended June 30, 2011, the Fund had ending monthly average notional amounts of $174,749,500 and $204,996,895 on credit default swaps to buy protection and credit default swaps to sell protection, respectively.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

     INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

     The Fund has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. Typically, if relative interest rates rise, payments made by the Fund under a swap agreement will be greater than the payments received by the Fund.

     The Fund has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. Typically, if relative interest rates rise, payments received by the Fund under the swap agreement will be greater than the payments made by the Fund.

     For the period ended June 30, 2011, the Fund, had ending monthly average notional amounts of $190,504,269 and $634,264,884 on interest rate swaps which pay a fixed rate and interest rate swaps which receive a fixed rate, respectively.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

     TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

     Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

     The Fund has entered into total return swaps on various equity securities or indexes to increase exposure to equity risk. These equity risk related total return swaps require the Fund to pay a floating reference interest rate, or an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract.

     The Fund has entered into total return swaps on various equity securities or indexes to decrease exposure to equity risk. These equity risk related total return swaps require the Fund to pay an amount equal to the positive price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments of a floating reference interest rate or an amount equal to the negative price movement of the same securities or index multiplied by the notional amount of the contract.

     For the period ended June 30, 2011, the Fund had ending monthly average notional amounts of $269,959,884 and $104,923,283 on total return swaps which are long the reference asset and total return swaps which are short the reference asset, respectively.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

71 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

     CURRENCY SWAPS. A currency swap is an agreement between counterparties to exchange different currencies equivalent to the notional value at contract inception and reverse the exchange of the same notional values of those currencies at contract termination. The contract may also include periodic exchanges of cash flows based on a specified index or interest rate.

     The Fund has entered into currency swap contracts with the obligation to pay an interest rate on various foreign currency notional amounts and receive an interest rate on the dollar notional amount in order to take a negative investment perspective on the related currencies for which the Fund receives a payment. These currency swap contracts seek to decrease exposure to foreign exchange rate risk.

     For the period ended June 30, 2011, the Fund had ending monthly average notional amounts of $29,919,117 on currency swaps.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

     As of June 30, 2011, the Fund had no such currency swap agreements outstanding.

     VOLATILITY SWAP CONTRACTS. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the volatility of the reference investment as measured by changes in its price or level while the other cash flow is based on an interest rate or the measured volatility of a different reference investment. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment's volatility, or size of the movement, rather than general directional increases or decreases in its price.

     Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.

     The Fund has entered into volatility swaps to increase exposure to the volatility risk of various reference investments. These types of volatility swaps require the fund to pay the measured volatility and receive a fixed interest payment over the period of the contract. If the measured volatility of the related reference investment increases over the period, the swaps will depreciate in value. Conversely, if the measured volatility of the related reference investment decreases over the period, the swaps will appreciate in value.

     The Fund has entered into volatility swaps to decrease exposure to the volatility risk of various reference investments. These types of volatility swaps require the fund to pay a fixed interest payment and receive the measured volatility over the period of the contract. If the measured volatility of the related reference investment increases over the period, the swaps will appreciate in value. Conversely, if the measured volatility of the related reference investment decreases over the period, the swaps will depreciate in value.

     For the period ended June 30, 2011, the Fund had ending monthly average notional amounts of $152,717 and $779,086 on volatility swaps which pay volatility and volatility swaps which receive volatility, respectively.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

RESTRICTED SECURITIES

As of June 30, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

72 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                   $     9,293,039,731
Federal tax cost of other investments                    451,304,208
                                                 -------------------
Total federal tax cost                           $     9,744,343,939
                                                 ===================

Gross unrealized appreciation                    $       467,603,497
Gross unrealized depreciation                           (420,164,514)
                                                 -------------------
Net unrealized appreciation                      $        47,438,983
                                                 ===================

73 | Oppenheimer Global Strategic Income Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Strategic Income Fund

By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 08/10/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 08/10/2011

By: /s/ Brian W. Wixted
    ----------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/10/2011